                                   VERSION 1

          Prospectus containing an Extended 20 year No Lapse Guarantee

PROSPECTUS

                              SEPARATE ACCOUNT A OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                            VENTURE SURVIVORSHIP VUL
          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

This prospectus describes Survivorship VUL, a flexible premium survivorship variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company (U.S.A.) (the "Company" or "Manulife USA," "we" or "us"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life").

The Policy is designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value, and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs.

The Policy provides for:

         (1) a Net Cash Surrender Value that can be obtained by surrendering the Policy;

         (2) policy loans and partial withdrawals; and

         (3) an insurance benefit payable at the death of the last-to-die of the Lives Insured.

Unless the No-Lapse Guarantee is in effect, the Policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover charges assessed against the Policy. If the No-Lapse Guarantee is in effect, the Policy will remain in force as long as the No-Lapse Guarantee Cumulative Premium Test has been met.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manulife USA's Separate Account A (the "Separate Account") to which the policyowner allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios. The Portfolios available for allocation of Net Premiums are shown in the Policy Summary under "Investment Options and Investment Advisers." Other sub-accounts and Portfolios may be added in the future.

BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. ALSO, PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.

The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2002

TABLE OF CONTENTS
DEFINITIONS.......................................................................................
 POLICY SUMMARY...................................................................................
   General........................................................................................
    Death Benefits................................................................................
    Premiums......................................................................................
    Policy Value..................................................................................
    Policy Loans..................................................................................
   Surrender and Partial Withdrawals..............................................................
   Lapse and Reinstatement........................................................................
   Charges and Deductions.........................................................................
   Investment Options and Investment Advisers.....................................................
   Investment Management Fees and Expenses........................................................
   Table of Charges and Deductions................................................................
   Table of Investment Management Fees and Expenses...............................................
   Table of Investment Options and Investment Subadvisers.........................................
GENERAL INFORMATION ABOUT MANULIFE USA, THE SEPARATE ACCOUNT AND THE TRUST........................
   Manulife USA...................................................................................
   The Separate Account...........................................................................
   The Trust......................................................................................
   Investment Objectives of the Portfolios........................................................
 ISSUING  A POLICY................................................................................
   Requirements...................................................................................
   Temporary Insurance Agreement..................................................................
   Right to Examine the Policy....................................................................
 DEATH BENEFITS...................................................................................
   Life Insurance Qualification...................................................................
   Death Benefit Options..........................................................................
   Changing the Face Amount.......................................................................
 PREMIUM PAYMENTS.................................................................................
   Initial Premiums...............................................................................
   Subsequent Premiums............................................................................
   Maximum Premium Limitation.....................................................................
   Premium Allocation.............................................................................
   Amount Deducted from Premium...................................................................
   Surrender Charges..............................................................................
   Monthly Charges................................................................................
   Charges for Transfers..........................................................................
   Reduction in Charges...........................................................................
SPECIAL PROVISIONS FOR EXCHANGES..................................................................
COMPANY TAX CONSIDERATIONS........................................................................
POLICY VALUE......................................................................................
   Determination of the Policy Value..............................................................
   Units and Unit Values..........................................................................
POLICY LOANS......................................................................................
   Effect of Policy Loan..........................................................................
   Interest Charged on Policy Loans...............................................................
   Loan Account...................................................................................
POLICY SURRENDER AND PARTIAL WITHDRAWALS..........................................................
   Policy Surrender...............................................................................
   Partial Withdrawals............................................................................
LAPSE AND REINSTATEMENT...........................................................................
   Lapse..........................................................................................
   No-Lapse Guarantee.............................................................................
   No-Lapse Guarantee Cumulative Premium Test.....................................................
   Reinstatement..................................................................................
THE GENERAL ACCOUNT...............................................................................
   Fixed Account..................................................................................
OTHER PROVISIONS OF THE POLICY....................................................................
   Policyowner Rights.............................................................................

   Beneficiary....................................................................................
   Incontestability...............................................................................
   Misstatement of Age or Sex.....................................................................
    Suicide Exclusion.............................................................................
    Supplementary Benefits........................................................................
TAX TREATMENT OF THE POLICY.......................................................................
   Life Insurance Qualification...................................................................
   Tax Treatment of Policy Benefits...............................................................
   Alternate Minimum Tax..........................................................................
   Income Tax Reporting...........................................................................
 OTHER INFORMATION................................................................................
   Payment of Proceeds............................................................................
   Reports to Policyowners........................................................................
   Distribution of the Policies...................................................................
   Responsibilities of Manufacturers Life.........................................................
    Voting Rights.................................................................................
   Records and Accounts...........................................................................
    State Regulations.............................................................................
   Litigation.....................................................................................
   Independent Auditors...........................................................................
   Further Information............................................................................
   Officers and Directors.........................................................................
 OPTIONAL BENEFITS................................................................................
   OPTIONAL TERM RIDER............................................................................
   Illustrations..................................................................................
APPENDIX A - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS......
 APPENDIX B:  AUDITED FINANCIAL STATEMENTS........................................................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST.

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN. NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.



SVUL (EXT) 05/2002

DEFINITIONS

Additional Rating
is an increase to the Cost of Insurance Rate for any of the Lives Insured who do not meet, at a minimum, the Company's underwriting requirements for the standard Risk Classification.

Age
on any date is each of the Lives Insured's age on their birthday closest to the policy date.

Attained Age
is the Age plus the number of whole years that have elapsed since the Policy
Date.

Business Day
is any day that the New York Stock Exchange is open for trading. The net asset value of the underlying shares of a Sub-Account will be determined as of the end of each Business Day. The Company will deem each Business Day to end at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

Cash Surrender Value
is the Policy Value less the Surrender Charge and any outstanding Monthly Deductions due.

Effective Date
is the date the underwriters approve issuance of the policy. If the policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. In either case, the Company will take the first Monthly Deduction on the Effective Date.

Fixed Account
is that part of the Policy Value which reflects the value the policyowner has in the general account of the Company.

Gross Withdrawal
is the amount of partial Net Cash Surrender Value the policyowner requests plus any Surrender Charge applicable to the withdrawal.

Investment Account
is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Issue Date
is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Validity provisions of the Policy are measured.

Life Insured
is the last-to-die of the Lives Insured.

Lives Insured
are the persons whose lives are insured under this policy. References to the youngest of the Lives Insured means the youngest person insured under this policy when it is first issued.

Loan Account
is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

Net Cash Surrender Value
is the Cash Surrender Value less the Policy Debt.

Net Policy Value
is the Policy Value less the value in the Loan Account.

Net Premium
is the gross premium paid less any amounts deducted from the premium. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

No-Lapse Guarantee
When the Policy is in the No-Lapse Guarantee Period, as long as the No-Lapse Guarantee Cumulative Premium Test is met, the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.

No-Lapse Guarantee Period
is the period, set at issue, during which the No-Lapse Guarantee is provided. The No-Lapse Guarantee period is fixed at the lesser of (a) twenty years for Policies issued on or after April 3, 2000 or (b) the number of years remaining until the life insured's age is 95, depending upon applicable state law requirements. Certain states may have a shorter guarantee period. (The No Lapse Guarantee Period for a particular Policy is stated in the Policy.)

No-Lapse Guarantee Premium
is set at issue and is recalculated whenever there is a policy change.

No-Lapse Guarantee Cumulative Premium
is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount will change if any of the following changes occur under the
Policy:

-   the face amount of insurance changes.

-   a Supplementary Benefit is added, changed or terminated.

- the risk classification of any of the Lives Insured changes because of a change in smoking status.

- a temporary Additional Rating is added (due to a face amount increase), or terminated.

-   the Death Benefit Option Changes.

No-Lapse Guarantee Cumulative Premium Test is a test that is satisfied if the sum of all premiums paid, less any gross partial withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.

Policy Date
is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt
as of any date equals (a) plus (b) plus (c) minus (d), where:

         (a)  is the total amount of loans borrowed as of such date;

         (b) is the total amount of any unpaid loan interest charges which have been borrowed against the policy on a Policy Anniversary;

         (c) is any interest charges accrued from the last Policy Anniversary to the current date; and

         (d)  is the total amount of loan repayments as of such date.

Policy Value
is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

Service Office Address
is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Surrender Charge Period
is the period following the Issue Date or following any increase in Face Amount during which the Company will assess surrender charges. Surrender charges will apply during this period if the policy terminates due to default, if the policyowner surrenders the policy or makes a partial withdrawal.

Written Request
is the policyowner's request to the Company which must be in a form satisfactory to the Company, signed and dated by the policyowner, and received at the Service Office.

POLICY SUMMARY

GENERAL
The Policy is a flexible premium survivorship variable universal life insurance policy. The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy's provisions may vary in some states and the terms of your Policy and any endorsement or rider, supersede the disclosure in this prospectus.

DEATH BENEFITS
The Policy provides a death benefit in the event of the death of the last-to-die of the Lives Insured. There are three death benefit options. Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit. Under Option 3, the death benefit is the Face Amount of the Policy plus the Premium Death Benefit Account (defined below under "Death Benefit Options") at the date of death unless the Policy is being kept in force under the No Lapse Guarantee or the Extended No Lapse Guarantee in which case the death benefit is only the Face Amount of the Policy plus the Premium Death Benefit Account for the first two Policy Years and the Face Amount of the Policy for subsequent Policy Years. Option 3 is only available for Policies issued after January 22, 2002. The policyowner may change the death benefit option and increase or decrease the Face Amount. However, changes from Death Benefit Options 1 and 2 to Death Benefit Option 3 are not permitted.

OPTIONAL TERM RIDER
The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO-LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

PREMIUMS
Premium payments may be made at any time and in any amount, subject to certain limitations as described under "Premium Payments -- Subsequent Premiums." Net Premiums will be allocated, according to the policyowner's instructions and at the Company's discretion, to one or more of the general account and the sub-accounts of Manulife USA's Separate Account A. Allocation instructions may be changed at any time and transfers among the accounts may be made.

POLICY VALUE
The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which the policyowner has allocated premiums. The policyowner may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

POLICY LOANS
The policyowner may borrow against the Cash Surrender Value of the Policy. Loan interest at a rate of 5.25% is due and payable in arrears on each Policy Anniversary. All outstanding Policy Debt will be deducted from proceeds payable at the insured's death, or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS
The policyowner may make a partial withdrawal of the Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject.

A Policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding Monthly Deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT
Unless the No-Lapse Guarantee is in effect, a Policy will lapse (and terminate without value) when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate payment being made by the policyowner. If the No-Lapse Guarantee is in effect, the Policy will lapse if the No-Lapse Guarantee Cumulative Premium Test (see definition) has not been met.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A lapsed Policy may be reinstated by the policyowner at any time within the five year period following lapse provided none of the Lives Insured dies after the policy termination and the Policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS
The Company assesses certain charges and deductions in connection with the Policy. These include: (i) charges assessed monthly for mortality and expense risks, cost of insurance, administration expenses, (ii) amounts deducted from premiums paid (iii) and charges assessed on surrender or lapse. These charges are summarized in the Table of Charges and Deductions.

In addition, there are charges deducted from each Portfolio of the Trust. These charges are summarized in the Table of Investment Management Fees and Expenses.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS
Net Premiums may be allocated to the general account or to one or more of the sub-accounts of Manulife USA's Separate Account A. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940. The Trust also employs subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

INVESTMENT MANAGEMENT FEES AND EXPENSES
The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses. The fees and expenses for each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

TABLE OF CHARGES AND DEDUCTIONS
Amount Deducted from Premium        7.50% of each premium paid.

Surrender Charges                   A Surrender Charge is applicable during the
                                    first 15 Policy Years. The Surrender Charge
                                    is determined by the following formula:

                                    Surrender Charge = (Surrender Charge Rate)
                                    (Grading Percentage)

                                    The Grading Percentage is based on the issue age of the youngest insured and the policy year in which the transaction causing the assessment of the charge occurs and is set forth in the table under "Surrender
                                    Charges."

                                    The Surrender Charge Rate is calculated as follows:

                                    Surrender Charge Rate = (Factor)
                                    (Surrender Face Amount / 1000) + (82.5%)
                                    (Surrender Charge Premium)

                                    The Surrender Charge Premium is the lesser of:

                                    (a) the premiums paid during the first
                                        policy year;

                                    (b) the premium amount used to measure the
                                        maximum Surrender Charge under the
                                        Policy;

                                    (c) the net level annual premium required to
                                        provide level insurance to attained age
                                        100 of the younger insured based on
                                        guaranteed monthly mortality charges and an interest rate of 4%; and

                                    (d) $60 per $1000 of Face Amount.

                                    A portion of this charge may be assessed on a partial withdrawal, as set forth under "Charges and Deductions -- Surrender Charges on a Partial Withdrawal."

Monthly Deductions                  An administration charge of $30 plus $0.08
                                    per $1,000 of current face amount per policy
                                    month will be deducted in the first policy
                                    year. In subsequent years, the
                                    administration charge will not exceed $15
                                    plus $0.02 per $1,000 of current Face Amount
                                    per policy month.

                                    The cost of insurance charge.

                                    Any additional charges for supplementary benefits.

                                    A mortality and expense risks charge. This charge varies by Policy Year as follows:

                       CURRENT AND
                       GUARANTEED     EQUIVALENT
                         MONTHLY        ANNUAL
                        MORTALITY    MORTALITY AND
                       AND EXPENSE      EXPENSE
 POLICY YEARS         RISKS CHARGE    RISK CHARGE
1-20...............       0.063%         0.75%
21+................       0.033%         0.40%

                                    All of the above charges are deducted from the Net Policy Value.

Loan Charges                        A fixed loan interest rate of 5.25%.

                                    Interest credited to amounts in the Loan
                                    Account will be equal to the 5.25% rate
                                    charged to the loan less the current and maximum loan spread of 1.25%.

Transfer Charge                     A charge of $25 per transfer for each
                                    transfer in excess of 12 in a Policy Year.

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES

   TRUST ANNUAL EXPENSES (SERIES I (FORMERLY REFERRED TO AS "CLASS A SHARES")
     (as a percentage of Trust average net assets for the fiscal year ended
                               December 31, 2001)

                                                                                      TOTAL TRUST
                                                   SERIES I     OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT       RULE 12B-1    (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES             FEES(G)       REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----             -------       --------------        --------------
Internet Technologies            1.000%              0.150%        0.110%             1.26%
Pacific Rim Emerging Markets     0.700%              0.150%        0.380%             1.23%
Telecommunications               0.950%              0.150%        0.340%             1.44%(A)
Science & Technology             0.916%(D)           0.150%        0.060%             1.13%
International Small Cap          0.950%              0.150%        0.500%             1.60%
Health Sciences                  0.942%(D)           0.150%        0.350%             1.44%(A)
Aggressive Growth                0.850%              0.150%        0.070%             1.07%
Emerging Small Company           0.900%              0.150%        0.070%             1.12%
Small Company Blend              0.900%              0.150%        0.120%             1.17%
Dynamic Growth                   0.850%              0.150%        0.080%             1.08%
Mid Cap Growth                   0.850%              0.150%        0.390%             1.39%(A)
Mid Cap Opportunities            0.850%              0.150%        0.440%             1.44%(A)
Mid Cap Stock                    0.775%              0.150%        0.080%             1.00%
All Cap Growth                   0.785%              0.150%        0.060%             0.99%
Financial Services               0.800%              0.150%        0.260%             1.21%(A)
Overseas                         0.800%              0.150%        0.150%             1.10%
International Stock              0.838%(D)           0.150%        0.170%             1.16%
International Value              0.850%              0.150%        0.150%             1.15%
Capital Appreciation             0.750%              0.150%        0.300%             1.20%
Strategic Opportunities          0.700%              0.150%        0.060%             0.91%
Quantitative Mid Cap             0.650%              0.150%        0.100%             0.90%(A)

                                                                                      TOTAL TRUST
                                                   SERIES I     OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT       RULE 12B-1    (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES             FEES(G)       REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----             -------       --------------        --------------
Global Equity                    0.750%              0.150%        0.110%             1.01%
Strategic Growth                 0.750%              0.150%        0.200%             1.10%(A)
Growth                           0.697%              0.150%        0.060%             0.91%
Large Cap Growth                 0.750%              0.150%        0.080%             0.98%
All Cap Value                    0.800%              0.150%        0.470%             1.42%(A)
Capital Opportunities            0.750%              0.150%        0.500%(G)          1.40%(A)(F)
Quantitative Equity              0.599%              0.150%        0.060%             0.81%
Blue Chip Growth                 0.702%(D)           0.150%        0.060%             0.91%
Utilities                        0.750%              0.150%        0.500%(G)          1.40%(A)(F)
Real Estate Securities           0.645%              0.150%        0.070%             0.87%
Small Company Value              0.891%(D)           0.150%        0.110%             1.15%
Mid Cap Value                    0.800%              0.150%        0.200%             1.15%(A)
Value                            0.642%              0.150%        0.060%             0.85%
Tactical Allocation              0.750%              0.150%        0.400%             1.30%
Fundamental Value                0.798%              0.150%        0.120%             1.07%(A)
Growth & Income                  0.529%              0.150%        0.050%             0.73%
U.S. Large Cap Value             0.725%              0.150%        0.050%             0.93%
Equity-Income                    0.711%(D)           0.150%        0.050%             0.91%
Income & Value                   0.650%              0.150%        0.070%             0.87%
Balanced                         0.563%              0.150%        0.100%             0.81%
High Yield                       0.625%              0.150%        0.060%             0.84%
Strategic Bond                   0.625%              0.150%        0.080%             0.86%
Global Bond                      0.600%              0.150%        0.220%             0.97%
Total Return                     0.600%              0.150%        0.060%             0.81%
Investment Quality Bond          0.500%              0.150%        0.090%             0.74%
Diversified Bond                 0.600%              0.150%        0.070%             0.82%
U.S. Government Securities       0.550%              0.150%        0.060%             0.76%
Money Market                     0.350%              0.150%        0.050%             0.55%
Small Cap Index E                0.375%              0.150%        0.075%             0.60%
International Index E            0.400%              0.150%        0.050%             0.60%
Mid Cap Index E                  0.375%              0.150%        0.075%             0.60%
Total Stock Market Index E       0.375%              0.150%        0.060%             0.59%
500 Index E                      0.375%              0.150%        0.050%             0.57%
Lifestyle Aggressive 1000        0.065%              0.000%        0.010%             0.075%(B)(C)
Lifestyle Growth 820             0.054%              0.000%        0.021%             0.075%(B)(C)
Lifestyle Balanced 640           0.054%              0.000%        0.021%             0.075%(B)(C)
Lifestyle Moderate 460           0.062%              0.000%        0.013%             0.075%(B)(C)
Lifestyle Conservative 280       0.069%              0.000%        0.006%             0.075%(B)(C)

(A) Annualized; For the period April 30, 2001 (commencement of operations) to December 31, 2001.

(B) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes,
     (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

     If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.

     This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2001) as noted in the chart below:

                                                                                        TOTAL TRUST
                                  MANAGEMENT         RULE               OTHER           ANNUAL
TRUST PORTFOLIO                   FEES               12B-1 FEES         EXPENSES        EXPENSES
---------------                   ----               ----------         --------        --------
Lifestyle Aggressive 1000         0.065%             0.000%             1.081%          1.146%
Lifestyle Growth 820              0.054%             0.000%             0.998%          1.052%
Lifestyle Balanced 640            0.054%             0.000%             0.914%          0.968%
Lifestyle Moderate 460            0.062%             0.000%             0.823%          0.885%
Lifestyle Conservative 280        0.069%             0.000%             0.790%          0.859%

(C) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote ( B ) above.

(D) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                          FEE REDUCTION
COMBINED ASSET LEVELS                                     (AS A PERCENTAGE OF THE ADVISORY FEE)
---------------------                                     -------------------------------------
First $750 million                                         0.00%
Between $750 million and $1.5 billion                      5.00%
Between $1.5 billion and $3.0 billion                      7.50%
Over $3.0 billion                                         10.00%

     The fee reductions are applied to the advisory fees of each of the six portfolios. (However, in the case of the Small Company Value Trust, the fee reduction will be reduced by 0.05% of the $500 million in net assets.) This voluntary fee waiver may be terminated at any time by the adviser. As of December 31, 2001, the combined asset level for all six portfolios was approximately $4.097 billion resulting in a fee reduction of 5.00%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

(E) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.62%, respectively, for the International Index Trust, 0.075% and 0.60%, respectively, for the Small Cap Index Trust, and 0.075% and 0.60%, respectively, for the Mid Cap Index Trust and 0.060% and 0.59%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2002 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

(F) For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Opportunities and Utilities Trusts, the Adviser reimbursed the portfolios for certain expenses for the year ended December 31, 2001. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.46%, respectively, for the Capital Opportunities Trust and 0.610% and 1.51%, respectively for the Utilities Trust. These voluntary expense reimbursements may be terminated at any time.

(G) Effective January 1, 2002, the Trust implemented a Series I Rule 12b-1 plan while simultaneously reducing its advisory fees and implementing advisory fee breakpoints. The Trust Annual Expense chart reflects these changes.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS
The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this Policy, one of which is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.

SUBADVISER                                            PORTFOLIO
A I M Capital Management, Inc.                        All Cap Growth Trust
                                                      Aggressive Growth Trust

Capital Guardian Trust Company                        Small Company Blend Trust
                                                      U.S. Large Cap Value Trust
                                                      Income & Value Trust
                                                      Diversified Bond Trust

Cohen & Steers Capital Management, Inc.               Real Estate Securities Trust

Davis Advisors                                        Financial Services Trust
                                                      Fundamental Value Trust

The Dreyfus Corporation                               All Cap Value Trust


Fidelity Management & Research Company                Strategic Opportunities Trust(A)
                                                      Large Cap Growth Trust
                                                      Overseas Trust

Founders Asset Management LLC                         International Small Cap Trust

Franklin Advisers, Inc.                               Emerging Small Company Trust

INVESCO Funds Group, Inc.                             Telecommunications Trust
                                                      Mid Cap Growth Trust

Janus Capital Corporation                             Dynamic Growth Trust

Jennison Associates LLC                               Capital Appreciation Trust

Lord, Abbett & Co.                                    Mid Cap Value Trust

Manufacturers Adviser Corporation                     Pacific Rim Emerging Markets Trust
                                                      Quantitative Mid Cap Trust
                                                      Quantitative Equity Trust
                                                      Money Market Trust
                                                      Index Trusts
                                                      Lifestyle Trusts(B)
                                                      Balanced Trust

Massachusetts Financial Services Company              Strategic Growth Trust
                                                      Capital Opportunities Trust
                                                      Utilities Trust

Miller Anderson & Sherrerd, LLP                       Value Trust
                                                      High Yield Trust

Munder Capital Management                             Internet Technologies Trust

Pacific Investment Management Company                 Global Bond Trust
                                                      Total Return Trust

Putnam Investment Management, LLC                     Mid Cap Opportunities Trust

                                                      Global Equity Trust

Salomon Brothers Asset Management Inc                 U.S. Government Securities Trust
                                                      Strategic Bond Trust

SSgA Funds Management, Inc.                           Growth Trust
                                                      Lifestyle Trusts(B)

T. Rowe Price Associates, Inc.                        Science & Technology Trust
                                                      Small Company Value Trust
                                                      Health Sciences Trust
                                                      Blue Chip Growth Trust
                                                      Equity-Income Trust

T. Rowe Price International, Inc.                     International Stock Trust

Templeton Investment Counsel, Inc.                    International Value Trust

UBS Global Asset Management                           Tactical Allocation Trust
(formerly, Brinson Advisors, Inc.)

Wellington Management Company, LLP                    Growth & Income Trust
                                                      Investment Quality Bond Trust
                                                      Mid Cap Stock Trust


(A)  Formerly, the Mid Cap Blend Trust.

(B) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


GENERAL INFORMATION ABOUT MANULIFE USA, THE SEPARATE ACCOUNT AND THE TRUST

MANULIFE USA
We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial. The Manufacturers Life Insurance Company is one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life nor any of its affiliated companies guarantees the investment performance of the Separate Account.

RATINGS
The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AAA Fitch
         Exceptionally strong capacity to meet policyholder and contract obligations; 1st category of 24

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to Manulife USA as a measure of the Company's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE SEPARATE ACCOUNT
The Manufacturers Life Insurance Company of America ("ManAmerica") established its Separate Account Three (the "Separate Account") on August 22, 1986 as a separate account under Pennsylvania law. Since December 9, 1992, it has been operated under Michigan law. On January 1, 2002, ManAmerica transferred substantially all of its assets and liabilities to Manulife USA As a result of this transaction, Manulife USA became the owner of all of ManAmerica's assets, including the assets of the Separate Account and assumed all of ManAmerica's obligations including those under the Policies. The ultimate parent of both ManAmerica and Manulife USA is MFC. The Separate Account holds assets that are segregated from all of Manulife USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT
Manulife USA is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of Manulife USA. Manulife USA will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manulife USA conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manulife USA

REGISTRATION
The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manulife USA.

THE TRUST
Each sub-account of the Separate Account will only purchase Series I shares (formerly referred to as "Class A shares") of a particular Portfolio. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the Trust portfolios, except the Lifestyle Trusts and the Equity Index Trust, are subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets. The Separate Account will purchase and redeem shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manulife USA to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manulife USA may also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS
The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.

ELIGIBLE PORTFOLIOS
The Portfolios of the Trust available under the Policies are as follows:

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.

The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S.

Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" and "Russell 2000(R) Growth" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

ISSUING A POLICY

REQUIREMENTS

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not take into account the insured's sex and/or smoking status, with prior approval from the Company. A Policy will generally be issued only on the lives of insureds from ages 0 through 90.

Each Policy is issued with a Policy Date, an Effective Date and an Issue Date (see Definitions). The Issue Date is the date from which the Suicide and Validity provisions of the Policy are determined and is the expected date of actual delivery of the Policy to the policyowner. The Effective Date is the date on which the first monthly deductions are taken, and is the date on which the underwriters approve the Policy issuance. The Policy Date is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, is the date from which charges for the first monthly deduction are calculated, and is the date from which Policy Years, Policy Months and Policy Anniversaries are determined.

If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

(i) the Policy Date and the Effective Date will be the date the Company receives the check at its service office, and

(ii)  the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Issue Date, and the policyowner must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.

MINIMUM INITIAL FACE AMOUNT

Manulife USA will generally issue a Policy only if it has a Face Amount of at least $250,000.

BACKDATING A POLICY

Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

As of the Effective Date, the premiums paid plus interest credited, net of the premium charge, will be allocated among the Investment Accounts and/or Fixed Account in accordance with the policy owner's instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

TEMPORARY INSURANCE AGREEMENT

In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $5,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the Lives Insured meet the Company's usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason.

Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional rating assigned to it.

RIGHT TO EXAMINE THE POLICY

A Policy may be returned for a refund within 10 days after it is received. Some states provide a longer period of time to exercise this right. The Policy will indicate if a longer time period applies. During the "Right to Examine the Policy Period," premiums may be allocated to the Money Market Trust. After this period has expired, premiums will then be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions.

If the policyowner elects to cancel the Policy under this provision, the Policy can be mailed or delivered to the Manulife USA agent who sold it or to the Service Office. Immediately upon such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, the Company will refund to the policyholder an amount equal to either:

      (1)   the amount of all premiums paid, or

      (2)   (a)   the difference between payments made and amounts allocated to the Separate Account and the Fixed Account; plus

            (b) the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned Policy is received by the Company; minus

            (c)   any partial withdrawals made and policy loans taken.

Whether the amount described in (1) or (2) is refunded depends upon the requirements of the applicable state.

If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If canceled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

LIFE INSURANCE QUALIFICATION

This product uses the Guideline Premium Test to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended.

GUIDELINE PREMIUM TEST

The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below).

Changes to the Policy may affect the maximum amount of premiums, such as:

-     A change in the policy's Face Amount.

-     A change in the death benefit option.

-     Partial Withdrawals.

-     Addition or deletion of supplementary benefits.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company will require the policyowner to take a partial withdrawal. In addition, these changes could reduce the future premium limitations.

MINIMUM DEATH BENEFIT

The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the youngest of the Lives Insured, or the Attained Age such person would have reached if living. The Minimum Death Benefit Percentages are shown in the Table of Minimum Death Benefit Percentages.

TABLE OF MINIMUM DEATH BENEFIT PERCENTAGES

         ATTAINED AGE                                      APPLICABLE PERCENTAGE
         -----------------------------------------------------------------------
         40 and under.................................              250%
         45...........................................              215%
         50...........................................              185%
         55...........................................              150%
         60...........................................              130%
         65...........................................              120%
         70...........................................              115%
         75...........................................              105%
         90...........................................              105%
         95 and above.................................              100%

To determine the Applicable Percentage in the above table, use the Attained Age of the youngest of the Lives Insured, or the Attained Age such person would have reached if living. For ages not shown, the Applicable Percentage can be found by reducing the values proportionately

DEATH BENEFITS

If the Policy is in force at the time of the death of the last-to-die of the Lives Insured, the Company will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the Life Insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

DEATH BENEFIT OPTIONS

There are three death benefit options, described below.

DEATH BENEFIT OPTION 1

Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 2

Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 3

Under Option 3 the death benefit is the Face Amount of the Policy plus the Premium Death Benefit Account (defined below) at the date of death unless the Policy is being kept in force under the No Lapse Guarantee or the Extended No Lapse Guarantee in which case the death benefit is only the Face Amount of the Policy plus the Premium Death Benefit Account for the first two Policy Years and the Face Amount of the Policy for subsequent Policy Years. Option 3 is only available for Policies issued after January 22, 2002.

The Premium Death Benefit Account is the sum of the premiums paid to date less any Gross Withdrawals. The Premium Death Benefit Account will not be less than zero.

CHANGING THE DEATH BENEFIT OPTION

The death benefit option may be changed on the first day of any policy month once each Policy Year after the first Policy Year. Changes from Options 1 and 2 to Option 3 are not permitted. The change will occur on the first day of the next Policy Month after a written request for a change is received at the Service Office. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:

CHANGE FROM OPTION 1 TO OPTION 2

The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change. The Policy will not be assessed a Surrender Charge for a reduction in Face Amount solely due to a change in the death benefit option.

CHANGE FROM OPTION 2 TO OPTION 1

The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.

CHANGE FROM OPTION 3 TO OPTION 1

The new Face Amount will be equal to the Face Amount immediately before the change plus the Premium Death Benefit Account on the effective date of the change. A change from Option 3 to Option 1 is not allowed if it would cause the Face Amount to decrease below the minimum Face Amount of $250,000.

No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT

Subject to the limitations stated in this Prospectus, a policyowner may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT

Increases in Face Amount may be made once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000. An increase will become effective at the beginning of the policy month following the date Manulife USA approves the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. The Company reserves the right to refuse a requested increase if any of the Lives Insureds' Attained Ages at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

NEW SURRENDER CHARGES FOR AN INCREASE

An increase in face amount will usually result in the Policy being subject to new surrender charges. There will be no new surrender charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a Policy, a policyowner will have free look right with respect to any increase resulting in new surrender charges.

An additional premium may be required for a face amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the face amount increase.

INCREASE WITH PRIOR DECREASES

If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first.

DECREASE IN FACE AMOUNT

Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000. A written request from a policy owner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date Manulife USA approves the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively. For Policies issued on or after September 14, 2001, a decrease in Face Amount will be subject to surrender charges. See "Charges and Deductions - Surrender Charges"

PREMIUM PAYMENTS

INITIAL PREMIUMS

No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium (which is set forth in the Table of Values in your policy).

On the later of the Effective Date or the date the premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner's instructions; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

SUBSEQUENT PREMIUMS

After the payment of the initial premium, premiums may be paid at any time and in any amount until the youngest of the Lives Insured has reached Attained Age 100, or the date such person would have reached Attained Age 100, if living, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. Manulife USA will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner. However, the policyowner is under no obligation to make the indicated payment.

The Company may refuse any premium payment that would cause the Policy to fail to qualify as life insurance under the Internal Revenue Code. The Company also reserves the right to request evidence of insurability if a premium payment would result in an increase in the Death Benefit that is greater than the increase in Policy Value.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day the premiums were received at the Service Office; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

MAXIMUM PREMIUM LIMITATION

In no event may the total of all premiums paid exceed the then current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

PREMIUM ALLOCATION

Premiums may be allocated to either the Fixed Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. A policyowner may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office.

CHARGES AND DEDUCTIONS

AMOUNT DEDUCTED FROM PREMIUM

Manulife USA deducts an amount from each premium payment, equal to 7.50% of the premium.

SURRENDER CHARGES

(The following disclosure is applicable to policies issued on or after September 14, 2001)

The Company will deduct a Surrender Charge if during the first 15 years (10 years in the case of a decrease in Face Amount) following the Policy Date, or the effective date of a Face Amount increase:

      -     the Policy is surrendered for its Net Cash Surrender Value,

      - a partial withdrawal is made in excess of the Withdrawal Tier Amount (see below for a description of this amount),

      -     there is a decrease in Face Amount, or

      -     the Policy Lapses.

SURRENDER CHARGE CALCULATION

The Surrender Charge for the initial Face Amount or for the amount of any increase in Face Amount is determined by the following formula (the calculation is also described in words below):

Surrender Charge = (Surrender Charge Rate) x (Grading Percentage)

Surrender Charge Rate (the calculation is also described in words below)

Surrender Charge Rate = (Factor) x (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

DEFINITIONS OF THE FORMULA FACTORS ABOVE

Surrender Face Amount

If the Face Amount at the time of surrender is equal to or less than the initial Face Amount, then the Surrender Face Amount is equal to the Face Amount at the time of surrender. However, if the Face Amount has increased, then the surrender charge is calculated separately on (a) the initial Face Amount and (b) on the amount of Face Amount above the initial Face Amount. In the case of (a), the Surrender Face Amount is equal to the initial Face Amount and in the case of (b) the Surrender Face Amount is equal to the Face Amount above the initial Face Amount.

The Factor is set forth in the following chart:

            ISSUE AGE                                                     FACTOR
            --------------------------------------------------------------------
            38 or younger.............................................     3.75
            39........................................................     4.25
            40........................................................     4.75
            41........................................................     5.25
            42........................................................     5.75
            43........................................................     6.25
            44........................................................     6.75
            45........................................................     7.25
            46........................................................     7.75
            47........................................................     8.25
            48 or older...............................................     8.50

The Surrender Charge Premium is the lesser of:

(a)   the premiums paid during the first policy year;

(b) the premium amount used to measure the maximum Surrender Charge under the Policy;

(c) the net level annual premium ("Net Level Premium") required to provide level insurance to attained age 100 of the younger insured based on guaranteed maximum mortality charges and an interest rate of 4%; and

(d)   $60 per $1000 of Face Amount.

Grading Percentage

The grading percentage is based on the issue age of the youngest insured and the Policy Year in which the transaction causing the assessment of the charge occurs as set forth in the table below:

                                             Surrender Charge Grading Percentage
                                       ---------------------------------------------
      ISSUE AGES OF YOUNGER INSURED    0-75      76      77      78      79      80+
      ------------------------------------------------------------------------------
      Policy Year 1 ...............     93%      92%     92%     91%     90%     90%
      Policy Year 2 ...............     86%      85%     84%     83%     81%     80%
      Policy Year 3 ...............     80%      78%     76%     75%     72%     70%
      Policy Year 4 ...............     73%      71%     69%     66%     63%     60%
      Policy Year 5 ...............     66%      64%     61%     58%     54%     50%
      Policy Year 6 ...............     60%      57%     53%     50%     45%     40%
      Policy Year 7 ...............     53%      50%     46%     41%     36%     30%
      Policy Year 8 ...............     46%      42%     38%     33%     27%     20%
      Policy Year 9 ...............     40%      35%     30%     25%     18%     10%
      Policy Year 10 ..............     33%      28%     23%     16%      9%      0%
      Policy Year 11 ..............     26%      21%     15%      8%      0%
      Policy Year 12 ..............     20%      14%      7%      0%
      Policy Year 13 ..............     13%       7%      0%
      Policy Year 14 ..............      6%       0%
      Policy Year 15 ..............      0%

Formulas Described in Words

      Surrender Charge

The Surrender Charge is determined by multiplying the Surrender Charge Rate by the Grading Percentage, a percent which starts at 100% and grades down each policy year to zero over a period not to exceed 15 years.

      Surrender Charge Rate

The Surrender Charge Rate is equal to the sum of (a) plus (b) where (a) equals the Factor multiplied by the Surrender Face Amount divided by 1000 and (b) equals 82.5% times the Surrender Charge Premium.

Illustration of Surrender Charge Calculation

      Assumptions

- 50 year old male and 40 year old female (standard risks and nonsmoker status)

-     Policy issued 7 years ago

- A total of $904 in premiums have been paid on the Policy in equal annual installments over the 7 year period

- the premium amount used to measure the maximum Surrender Charge under the Policy is $2,188

-     Net Level Premium for the Policy is $2,541

-     Face Amount of the Policy is $250,000

-     Policy is surrendered during the last month of the seventh policy year

      Surrender Charge

The Surrender Charge to be assessed would be $1,025, determined as follows:

First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

Surrender Charge Rate = (Factor) x (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

      1933.30 = (4.75) x ($250,000 / 1000) + (82.5%) x (904)

      The Surrender Charge Rate is equal to 1933.30.

Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

Surrender Charge = (Surrender Charge Rate) x (Grading Percentage)

      $1,025 = (1933.30) x (53%)

      The Surrender Charge is equal to $1,025.

The following calculation illustrates the maximum Surrender Charge that would be payable on a Policy under the assumptions set forth below.

Illustration of Maximum Surrender Charge Calculation

      Assumptions

- 50 year old male and 40 year old female (standard risks and nonsmoker status)

-     Policy issued 7 years ago

- A total of $2,188 in premiums have been paid on the Policy in equal annual installments over the 7 year period

- the premium amount used to measure the maximum Surrender Charge under the Policy is $2,188

-     Net Level Premium for the Policy is $2,541

-     Face Amount of the Policy is $250,000

-     Policy is surrendered during the last month of the seventh policy year

      Maximum Surrender Charge

The maximum Surrender Charge to be assessed would be $1,586, determined as follows:

First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

Surrender Charge Rate = (Factor) x (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

      2,992.60 = (4.75) x ($250,000 / 1000) + (82.5%) x (2,188)

      The Surrender Charge Rate is equal to 2,992.60.

Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

Surrender Charge = (Surrender Charge Rate) x (Grading Percentage)

      $1,586 = (2992.60) x (53%)

      The maximum Surrender Charge payable on the Policy is equal to $1,586.

Depending upon the Face Amount of the Policy, the age of the youngest insured at issue, premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL

A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal which exceeds the Withdrawal Tier Amount to the Net Cash Surrender Value of the Policy as at the date of the withdrawal. The Surrender Charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account. If the amount in the accounts is not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

SURRENDER CHARGE ON DECREASE IN FACE AMOUNT

For policies issued on or after September 14, 2001, if the Face Amount of insurance is decreased, a pro-rata Surrender Charge will be deducted from the Policy Value. A decrease in Face Amount caused by a change from Death Benefit Option 1 to Option 2 will not incur a pro-rata Surrender Charge.

Each time a pro-rata Surrender Charge is deducted for a Face Amount decrease, the remaining Surrender Charge will be reduced in the same proportion that the Surrender Charge deducted bears to the total Surrender Charge immediately before the Face Amount decrease.

WITHDRAWAL TIER AMOUNT

The Withdrawal Tier Amount is equal to 10% of the Net Cash Surrender Value as at the last Policy Anniversary. In determining what, if any, portion of a partial withdrawal is in excess of the Withdrawal Tier Amount, all previous partial withdrawals that have occurred in the current Policy Year are included.

MONTHLY CHARGES

On the Policy Date and at the beginning of each Policy Month, a deduction is due from the Net Policy Value to cover certain charges in connection with the Policy until the youngest of the Lives Insured reaches Attained Age 100, or the date such person would have reached Attained Age 100, if living. If there is a Policy Debt under the Policy, loan interest and principal will continue to be payable at the beginning of each Policy Month. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. The charges consist of:

(i)   a monthly administration charge;

(ii)  a monthly charge for the cost of insurance;

(iii) a monthly mortality and expense risk charge;

(iv)  a monthly charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyowner, the Monthly Deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy value in each bears to the Net Policy Value.

ADMINISTRATION CHARGE

This charge will be equal to $30 plus $0.08 per $1,000 of current face amount per Policy Month in the first Policy Year. For all subsequent Policy Years, the administration charge will not exceed $15 plus $0.02 per $1,000 of current face amount per Policy Month. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases, in the order the increases occurred.

For Death Benefit Options 1 and 2, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

    (a) is the death benefit as of the first day of the Policy Month, divided by 1.0032737; and

    (b) is the Policy Value as of the first day of the Policy Month prior to deduction of monthly cost of insurance.

For Death Benefit Option 3, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

    (a) is the death benefit as of the first day of the Policy Month, divided by the Death Benefit Discount Factor (shown in the Policy Information section of the Policy); and

    (b) is the Policy Value as of the first day of the Policy Month after the deduction of the monthly Cost of Insurance for the Life Insured.

      If the optional Supplementary Insurance Option and Death Benefit Option 3 have both been elected, then the death benefit amount on which the monthly cost of insurance is based is determined as follows: If (a) is greater than (b) plus
(c), then the Supplementary Insurance Option benefit is reduced by the amount by which (a) is greater than (b) plus (c) where:

      (a)   is the Policy Value at the beginning of the Policy Month;

      (b)   is the Face Amount of the Policy; and

      (c)   is the sum of the premiums paid to date.

The rates for the cost of insurance are blended and based upon the Attained Age, sex, and Risk Classification of the Lives Insured.

Cost of insurance rates will generally increase with the age of each of the Lives Insured. The first year cost of insurance rate is guaranteed.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within the class of Lives Insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the Lives Insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Tables.

CHARGES FOR SUPPLEMENTARY BENEFITS

If the Policy includes Supplementary Benefits, a charge will be made applicable to such Supplementary Benefit.

MORTALITY AND EXPENSE RISK CHARGE

A monthly charge is assessed against the Policy Value equal to a percentage of the Policy Value. This charge is to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risk assumed is that Lives Insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:

                                                   CURRENT AND
                                                   GUARANTEED
                                                MONTHLY MORTALITY     EQUIVALENT ANNUAL
                                                   AND EXPENSE          MORTALITY AND
          POLICY YEAR                             RISKS CHARGE          RISKS CHARGE
        -------------------------------------------------------------------------------
        1-20...............................           0.063%                0.75%
        21+................................           0.033%                0.40%

CHARGES FOR TRANSFERS

A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year, other than transfers made pursuant to the Dollar Cost Averaging or Asset Allocation Balancer programs.

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents, immediate family members of the foregoing, and employees or agents of Manufacturers Life and its subsidiaries. Manulife USA reserves the right to reduce any of the Policy's loads or charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manulife USA believes to be relevant to the expected reduction of its expenses.

Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. Manulife USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

In addition, groups and persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience.

SPECIAL PROVISIONS FOR EXCHANGES

The Company will permit owners of certain fixed life insurance contracts issued by the Company to exchange their contracts for the Policies described in this prospectus (and likewise, owners of Policies described in this prospectus may also exchange their Policies for certain fixed life insurance contracts issued by the Company). Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

At the present time, the Company makes no specific charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

INVESTMENT ACCOUNTS

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

FIXED ACCOUNT

Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by Manulife USA For a detailed description of the Fixed Account, see "The General Account -- Fixed Account".

LOAN ACCOUNT

Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans -- Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES

The value of a unit of each sub-account was initially fixed at $10.00 and $12.50 depending on the sub-account. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the that sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

(b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day;

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

TRANSFERS OF POLICY VALUE

At any time, a policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

The Company reserves the right to impose limitations on transfers, including the maximum amount that may be transferred. In addition, transfer privileges are subject to any restrictions that may be imposed by the Trust.

While the Policy is in force, the policyowner may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

(a)   within eighteen months after the Issue Date; or

(b) within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or within 60 days of the date of notification of such change, whichever is later.

TRANSFER CHARGES

A policyowner may make up to twelve transfers each Policy Year free of charge. Additional transfers in each Policy Year may be made at a cost of $25 per transfer. This charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.

TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $500 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS

Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, Manulife USA will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

DOLLAR COST AVERAGING

The Company will offer policyowners a Dollar Cost Averaging program. Under the Dollar Cost Averaging program the policyowner will designate an amount which will be transferred at predetermined intervals from one Investment Account into any other Investment Account(s) or the Fixed Account. Currently, no charge will be made for this program. If insufficient funds exist to effect a Dollar Cost Averaging transfer, the transfer will not be effected and the policyowner will be so notified.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, the Company will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs Manulife USA otherwise or has elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, the Company reserves the right to institute a charge on 90 days' written notice to the policyowner.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

POLICY LOANS

At any time while this Policy is in force, a policyowner may borrow against the Policy Value of the Policy. The amount of any loan cannot exceed 90% of the Policy's Net Cash Surrender Value. (For policies issued after September 14,
2001 in the state of Florida, the available loan value on any date is the Net Cash Surrender Value, less estimated interest and future Monthly Deductions, due to the next anniversary.) The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits -- Policy Loan Interest."

LOAN VALUE

The Loan Value is equal to the Policy's Net Cash Surrender Value less the monthly deductions due to the next Policy Anniversary.

EFFECT OF POLICY LOAN

A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." In addition, a policy loan may result in a Policy's failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a policy loan will affect the amount payable on the death of the last-to-die of the Lives Insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 5.25%. If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

The Policy will go into default at any time the Policy Debt exceeds the Policy Value. At least 61 days prior to termination, the Company will send the policyowner a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

LOAN ACCOUNT

When a loan is made, an amount equal to the loan, discounted by 4%, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT

Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 1.25% and is guaranteed not to exceed this amount.

LOAN REPAYMENTS

Policy Debt may be repaid in whole or in part at any time prior to the death of the last-to-die of the Lives Insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. Loan repayments will be allocated first to the Fixed Account until the associated Loan sub-account is reduced to zero and then to each Investment Account in the same proportion as the value in the corresponding Loan Sub-Account bears to the value of the Loan Account.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER

A Policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. If there have been any prior Face Amount increases, the Surrender Charge will be the sum of the Surrender Charge for the Initial Face Amount plus the Surrender Charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which Manulife USA receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS

A policyowner may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. The policyowner may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions -- Surrender Charges."

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charges.

If Death Benefit Option 3 is in effect at the time of a withdrawal and the withdrawal plus any applicable Surrender Charges exceed the Premium Death Benefit Account (such excess being referred to as the "Excess Withdrawal"), the Face Amount will be reduced as follows:

      If at the time of the withdrawal, the death benefit equals the Face Amount plus the Premium Death Benefit Account, then the Face Amount will be reduced by the Excess Withdrawal.

      If at the time of the withdrawal, the death benefit does not equal the Face Amount plus the Premium Death Benefit Account, then the Face Amount will be reduced by the amount (if any) by which the Excess Withdrawal exceeds the difference between (a) Minimum Death Benefit and (b) the Face Amount plus the Premium Death Benefit Account.

If the death benefit is based upon the Policy Value times the minimum death benefit percentage set forth under "Death Benefit Minimum Death Benefit," the Face Amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the Surrender Charge assessed exceeds the difference between the death benefit and the Face Amount. When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

LAPSE AND REINSTATEMENT

LAPSE

Unless the No-Lapse Guarantee is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy's Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy -- Tax Treatment of Policy Benefits -- Surrender or Lapse." Manulife USA will notify the policyowner of the default and will allow a 61 day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium load. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.


NO-LAPSE GUARANTEE

In those states where it is permitted, as long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, the Company will guarantee that the Policy will not go into default, even if adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a Policy Month.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

The No-Lapse Guarantee Premium is set at issue and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if the face amount of the Policy is changed, if there is a Death Benefit Option change, or if there is any change in the supplementary benefits added to the Policy or in the risk classification of any Lives Insured because of a change in smoking status.

The No-Lapse Guarantee Period is described under "Definitions".

While the No-Lapse Guarantee is in effect, the Company will determine at the beginning of the Policy Month that the Policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If it has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification to the policyowner, will be equal to the lesser of:

(a) the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default, plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

(b) the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium load.

If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

NO-LAPSE GUARANTEE CUMULATIVE PREMIUM TEST

The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that the Policy would otherwise be in default, the sum of all premiums paid to date less any gross withdrawals and less any Policy Debt, is at least equal to the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.

OPTIONAL EXTENDED NO-LAPSE GUARANTEE

In states where approved, for policies issued on or after September 14, 2001, an optional rider may be added to the Policy that extends the No-Lapse Guarantee Period to the earlier of: (a) termination of the Policy or the rider, (b) subject to any applicable state limitations, the number of years selected by the Policyowner and (c) age 100 of the life insured. (The rider may be terminated at any time but cannot be reinstated once terminated.) In order for the Extended No-Lapse Guarantee to be applicable a Cumulative Premium Test must be satisfied. This test is described in the rider. The cost of the rider varies by issue age and Face Amount and a change in the Face Amount of the Policy may affect the cost of the rider. Neither the No-Lapse Guarantee nor the Extended No-Lapse Guarantee apply to the Term Rider.

DEATH DURING GRACE PERIOD

If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding Monthly Deductions due at the time of death.

REINSTATEMENT

A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

(a)   All Lives Insured's risk classifications are standard or preferred, and

(b)   All Lives Insured's Attained Ages are less than 46.

A policyowner can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) Evidence of all Lives Insured's insurability, or on the survivor(s) who were insured at the end of the grace period, satisfactory to the Company is provided to the Company;

(b) A premium equal to the amount that was required to bring the Policy out of default immediately prior to termination, plus the next two monthly deductions;

(c) The Policy cannot be reinstated if any of the Lives Insured die after the Policy has terminated.

If the reinstatement is approved, the date of reinstatement will be the later of the date the Company approves the policyowner's request or the date the required payment is received at the Company's Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated.

THE GENERAL ACCOUNT

The general account of Manulife USA consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manulife USA has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of Manulife USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the S.E.C. has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

FIXED ACCOUNT

A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. Manulife USA will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE FIXED ACCOUNT

The Policy Value in the Fixed Account is equal to:

      (a)   the portion of the net premiums allocated to it; plus

      (b)   any amounts transferred to it; plus

      (c)   interest credited to it; less

      (d)   any charges deducted from it; less

      (e)   any partial withdrawals from it; less

      (f)   any amounts transferred from it.

INTEREST ON THE FIXED ACCOUNT

An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manulife USA guarantees that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyowner pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

POLICYOWNER RIGHTS

Unless otherwise restricted by a separate agreement, the policyowner may:

      -     Vary the premiums paid under the Policy.

      -     Change the death benefit option.

      -     Change the premium allocation for future premiums.

      -     Transfer amounts between sub-accounts.

      -     Take loans and/or partial withdrawals.

      -     Surrender the contract.

      -     Transfer ownership to a new owner.

      - Name a contingent owner that will automatically become owner if the policyowner dies before the insured.

      -     Change or revoke a contingent owner.

      -     Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS

Manulife USA will not be bound by an assignment until it receives a copy of the assignment at its Service Office. Manulife USA assumes no responsibility for the validity or effects of any assignment.

BENEFICIARY

One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyowner during the Lives Insured lifetime by giving written notice to Manulife USA in a form satisfactory to the Company. The change will take effect as of the date such notice is signed. If the Life Insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, the Company will pay the insurance benefit as if the beneficiary had died before the Life Insured.

INCONTESTABILITY

Manulife USA will not contest the validity of a Policy after it has been in force during any Lives Insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the Lives Insured for two years. If a Policy has been reinstated and been in force during the lifetime of the Lives Insured for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX

If the stated age or sex or both of any of the Lives Insured in the Policy are incorrect, Manulife USA will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION

If any of the Lives Insured dies by suicide within two years after the Issue Date, the Policy will terminate and the Company will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

If any of the Lives Insured dies by suicide within two years after the effective date of an applied for increase in Face Amount, the Company will credit the amount of any Monthly Deductions taken for the increase and reduce the Face Amount to what it was prior to the increase. If the last death is by suicide, the Death Benefit for that increase will be limited to the Monthly Deductions taken for the increase.

The Company reserves the right to obtain evidence of the manner and cause of death of the Lives Insured.

SUPPLEMENTARY BENEFITS

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including the Estate Preservation Rider which provides additional term insurance at no extra charge during the first four Policy Years to protect against application of the "three year contemplation of death" rule and an option to split the Policy into two individual policies upon divorce, or certain federal tax law changes without evidence of insurability (the "Policy Split Option"). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction. (For policies issued in the state of Maryland, there is an additional charge of 6 cents per $1,000 of Face Amount for the Estate Preservation Rider.)

TAX TREATMENT OF THE POLICY

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. MANULIFE USA DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

The Company is taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, the Company's operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, the Company is not taxed on the investment income and capital gains of the Separate Account, but the Company may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. The Company's use of these tax credits and deductions will not adversely affect or benefit the Separate Account. The Company does not anticipate that it will be taxed on the income and gains of the Separate Account in the future, but if the Company is, it may impose a corresponding charge against the Separate Account.

LIFE INSURANCE QUALIFICATION

There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Internal Revenue Code, and thereby to enjoy the tax benefits of such a contract:

1. The Policy must satisfy the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

2. The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

3. The Policy must be a valid life insurance contract under applicable state law.

4. The Policyowner must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE

Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium and Cash Value Corridor Test. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the Policy, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy that is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the

Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION

Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

STATE LAW

A policy must qualify as a valid life insurance contract under applicable state law. State regulations require that the policyowner have appropriate insurable interest in the Life Insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets". As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX TREATMENT OF POLICY BENEFITS

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

DEATH BENEFIT

The death benefit under the Policy should be excludible from the gross income of the beneficiary under Section 101(a)(1) of the Code.

CASH VALUES

Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY

Investment in the Policy means:

- the aggregate amount of any premiums or other consideration paid for a Policy; minus

- the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract ("MEC"), to the extent such amount has been excluded from gross income, will be disregarded); plus

- the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyowner.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE

Upon a complete surrender or lapse of a Policy, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of lapse or surrender, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements."

DISTRIBUTIONS

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract" or "MEC".

DISTRIBUTIONS FROM NON-MEC'S

A distribution from a non-MEC is generally treated as a tax-free recovery by the policyowner of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.

Force Outs

An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S

Policies classified as MEC's will be subject to the following tax rules:

- First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

- Second, loans taken from or secured by such a Policy and assignments or pledges of any part of its value are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

- Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

      -     is made on or after the date on which the policyowner attains age
            59 -1/2;

      -     is attributable to the policyowner becoming disabled; or

      - is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives

            (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

      These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts

Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven Policy Years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes

A policy that is not a MEC may become a MEC if it is "materially changed". If there is a material change to the policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount

If there is a reduction in benefits during any the first seven Policy Years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

Exchanges

A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums

If a premium which would cause the Policy to become a MEC is received within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium on the next anniversary will be refunded to the policyowner.) The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the next anniversary.

If a premium which would cause the Policy to become a MEC is received more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If in connection with the application or issue of the Policy, the policyowner acknowledges that the policy is or will become a MEC, excess premiums that would cause MEC status will be credited to the account as of the original date received.

Multiple Policies

All MEC's that are issued by a Company (or its affiliates) to the same policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

Policy Split Options

This option permits a Policy to be split into two other individual Policies upon the occurrence of a divorce of the lives insured or certain changes in federal estate tax law. The purchase and exercise of the policy split option could have adverse tax consequences. For example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. It is also not clear whether the cost of the policy split option, which is deducted monthly from Policy Value, will be treated as a taxable distribution. Before purchasing the policy split option or exercising rights provided by the policy split option, please consult with a competent tax adviser regarding the possible consequences.

POLICY LOAN INTEREST

Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the sum of such average on borrowed Policy cash values and the average adjusted bases for all other assets of the taxpayer.

If the policyowner is an individual, and if the taxpayer is a business and is not the policyowner, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

POLICY EXCHANGES

A policyowner generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same lives insured and issued by the Company or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. The receipt of cash or forgiveness of indebtedness is treated as "boot" which is taxable up to the amount of the gain in the policy. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyowner's Investment in the Policy.

OTHER TRANSACTIONS

A transfer of the Policy, a change in the owner, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyowner and beneficiary.

ALTERNATIVE MINIMUM TAX

Corporate owners may be subject to Alternative Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

INCOME TAX REPORTING

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

-   the value each year of the life insurance protection provided;

-   an amount equal to any employer-paid premiums;

-   an amount equal to imputed interest on a deemed employer loan; or

- some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS

As long as the Policy is in force, Manulife USA will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account, the Company may delay payment during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),
(ii) trading on the New York Stock Exchange is restricted, (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary, Manulife USA will send the policyowner a statement showing, among other things:

-     the amount of death benefit;

- the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

- the value of the units in each Investment Account to which the Policy Value is allocated;

-     the Policy Debt and any loan interest charged since the last report;

- the premiums paid and other Policy transactions made during the period since the last report; and

-     any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES

Manulife Financial Securities, LLC ("Manulife Financial Securities"), an indirect wholly-owned subsidiary of MFC, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manulife USA. Manulife Financial Securities is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. Manulife Financial Securities is located at 73 Tremont Street, Boston, MA 02108 and is organized as a Delaware limited liability company. The managing member of Manulife Financial Securities is Manulife USA. The Policies will be sold by registered representatives of either Manulife Financial Securities or other broker-dealers having distribution agreements with Manulife Financial Securities who are also authorized by state insurance departments to do so. The Policies will be sold in all states of the United States except New York.

A registered representative will receive commissions not to exceed 115% of premiums in the first year, 2% of all premiums paid in the second year and after, and after the second anniversary 0.15% of the Policy Value per year. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manulife USA or Manufacturers Life will be eligible for additional compensation.

RESPONSIBILITIES OF MANUFACTURERS LIFE

Manufacturers Life and Manulife USA, have entered into an agreement with Manulife Financial Securities pursuant to which Manufacturers Life or Manulife USA, on behalf of Manulife Financial Securities will pay the sales commissions in respect of the Policies and certain other policies issued by Manulife USA, prepare and maintain all books and records required to be prepared and maintained by Manulife Financial Securities with respect to the policies and such other policies, and send all confirmations required to be sent by Manulife Financial Securities with respect to the Policies and such other policies. Manulife Financial Securities will promptly reimburse Manufacturers Life or Manulife USA for all sales commissions paid by Manufacturers Life or Manulife USA and will pay Manufacturers Life or Manulife USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

MFC has also entered into a Service Agreement with Manulife USA pursuant to which MFC will provide to Manulife USA with issue, administrative, general services and recordkeeping functions on behalf of Manulife USA with respect to all of its insurance policies including the Policies.

Finally, Manulife USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of an insured.

VOTING RIGHTS

As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manulife USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manulife USA will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by Manulife USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manulife USA to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manulife USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manulife USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manulife USA reasonably disapproves such changes in accordance with applicable federal regulations. If Manulife USA does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

SUBSTITUTION OF PORTFOLIO SHARES

It is possible that in the judgment of the management of Manulife USA, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manulife USA may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC. and one or more state insurance departments may be required.

Manulife USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

RECORDS AND ACCOUNTS

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

STATE REGULATIONS

Manulife USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manulife USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or the Trust.

INDEPENDENT AUDITORS

The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 2001, and for each of the two years in the period ended December 31, 2001, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FURTHER INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The Commission also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the Commission which is located at http://www.sec.gov.

For further information you may also contact Manulife USA's Home Office, the address and telephone number of which are on the first page of the prospectus.

OFFICERS AND DIRECTORS

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------
James Boyle          President, U.S.           President , U.S. Annuities, Manulife  USA, January 2002 to present; Senior Vice
(43)**               Annuities, Director       President, U.S. Annuities, The Manufacturers Life Insurance Company, July 1999
                                               to present; President, The Manufacturers Life Insurance Company of North
                                               America, July 1999 to December 2001; Vice President, Institutional Markets,
                                               Manulife Financial, May 1998 to June 1999; Vice President, Administration of
                                               U.S. Annuities, Manulife Financial, September 1996 to May 1998; Vice President,
                                               Treasurer and Chief Administrative Officer, North American Funds, June 1994 to
                                               September 1996.

Robert A. Cook       President, U.S.           President, U.S. Individual Insurance, Manulife USA, January 2002 to present;
(47)**               Insurance; Director       Senior Vice President, U.S. Individual Insurance, Manulife USA, January 1999 to
                                               December 2001; Senior Vice President, The Manufacturers Life Insurance Company,
                                               January 1999 to present; Vice President, Product Management, The Manufacturers
                                               Life Insurance Company, January 1996 to December 1998; Sales and Marketing
                                               Director, The Manufacturers Life Insurance Company, 1994 to 1995.

Peter Copestake      Vice President, Finance   Vice President, Finance, Manulife USA, December 1999 to present; Vice President
(46)***                                        & Treasurer, The Manufacturers Life Insurance Company, November 1999 to
                                               present; Vice President, Asset Liability Management, Canadian Imperial Bank of
                                               Commerce (CIBC), 1991 to 1999; Director, Capital Management, Bank of Montreal,
                                               1986-1990; Inspector General

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------
                                               of Banks, Department of Finance, 1980-1985.

John D. DesPrez      Chairman and President    President, Manulife USA, January 1999 to date; Executive Vice President, U.S.
III (45)**                                     Operations, The Manufacturers Life Insurance Company, January 1999 to  present;
                                               Senior Vice President, U.S. Annuities, The Manufacturers Life Insurance
                                               Company, September 1996 to December 1998; President of The Manufacturers Life
                                               Insurance Company of North America, September 1996 to December, 1998; Vice
                                               President, Mutual Funds, North American Security Life Insurance Company ,
                                               January 1995 to September 1996.

James D. Gallagher   Vice President,           Vice President, Secretary & General Counsel, Manulife USA, January 1996 to
(47)**               Secretary and General     present; Vice President, Chief Legal Officer & Government Relations, U.S.
                     Counsel                   Operations, The Manufacturers Life Insurance Company, January 1996 to present;
                                               President, The Manufacturers Life Insurance Company of New York, August 1999 to
                                               present;  Vice President, Secretary and General Counsel, The Manufacturers Life
                                               Insurance Company of America, January 1997 to present; Secretary and General
                                               Counsel, Manufacturers Adviser Corporation, January 1997 to present; Vice
                                               President, Secretary and General Counsel, The Manufacturers Life Insurance
                                               Company of North America, 1994 to December 2001.

Donald Guloien       Executive Vice            Executive Vice President & Chief Investments Officer, Manulife USA, June 2001
(45)***              President and Chief       to present; Executive Vice President & Chief Investment Officer, The
                     Investment Officer        Manufacturers Life Insurance Company, March 2001 to present; Executive Vice
                                               President, Business Development, The Manufacturers Life Insurance Company,
                                               January 1999 to March 2001; Senior Vice President, Business Development, The
                                               Manufacturers Life Insurance Company, 1994 to December 1998.

Geoffrey Guy         Director                  Executive Vice President and Chief Actuary, The Manufacturers Life Insurance
(54)***                                        Company, February 2000 to present; Senior Vice President and Chief Actuary, The
                                               Manufacturers Life Insurance Company, 1996 to 2000; Vice President and Chief
                                               Actuary, The Manufacturers Life Insurance Company, 1993 to 1996; Vice President
                                               and Chief Financial Officer, U.S. Operations, The Manufacturers Life Insurance
                                               Company, 1987 to 1993.

John Lyon            Vice President and        Vice President & Chief Financial Officer, Investments, Manulife USA, June 2001
(49) ***             Chief Financial           to present;  Vice President & Chief Financial Officer, Investments, The
                     Officer, Investments;     Manufacturers Life Insurance Company; April 2001 to present; Vice President,
                     Director                  Business Development, The Manufacturers Life Insurance Company, 1995-2001;
                                               Assistant Vice President, Business Development, The Manufacturers Life
                                               Insurance Company, 1994-1995; Director/Manager, Corporate Finance, The
                                               Manufacturers Life Insurance Company, 1992-1994.

 Steven Mannik                                 President, Reinsurance, Manulife USA, January 2001 to present; Senior Vice
(43)***              President, Reinsurance;   President, Reinsurance Operations, The Manufacturers Life Insurance Company,
                     Director                  June 2001 to present;  President, Manulife Reinsurance Corporation (U.S.A.),
                                               June, 2001 to December 2001; Vice President, Business Development, The
                                               Manufacturers Life Insurance Company, 1999 to June 2001; Principal, Towers
                                               Perrin, 1988 to 1999.

James O'Malley       President, U.S.           President, U.S. Pensions, Manulife USA, January 2002 to present, Senior Vice
(55)***              Pensions; Director        President, U.S. Pensions, Manulife USA, January 1999 to December present;
                                               Senior Vice President, U.S. Pensions, The Manufacturers Life Insurance Company,
                                               January 1999 to present; Vice President, Systems New Business Pensions, The
                                               Manufacturers Life Insurance Company,  1984 to December 1998.

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------
Rex Schlaybaugh,     Director                  Member, Dykema Gossett, PLLC, 1982 to present; Vice Chairman, Oxford
Jr.                                            Automotive, Inc. 1997 to present
(52)****

John Ostler          Executive  Vice           Executive Vice President and Chief Financial Officer, Manulife USA, January
(49)****             President and Chief       2002 to present; Vice President and Chief Financial Officer, Manulife USA,
                     Financial Officer         October 1, 2000 to present; Vice President and Chief Financial Officer, U.S.
                                               Operations, The Manufacturers Life Insurance Company, October 1, 2000 to
                                               present; Vice President and Corporate Actuary, The Manufacturers Life Insurance
                                               Company, March 1998 to September 2000; Vice President & CFO U.S. Individual
                                               Insurance, The Manufacturers Life Insurance Company, 1992 to March 1998; Vice
                                               President, U.S. Insurance Products, The Manufacturers Life Insurance Company,
                                               1990 - 1992; Assistant Vice President & Pricing Actuary, US Insurance, The
                                               Manufacturers Life Insurance Company, 1988-1990.

Warren Thomson       Senior Vice President,    Senior Vice President, Investments, Manulife USA, June 2001 to present; Senior
(47)***              Investments               Vice President, Investments, The Manufacturers Life Insurance Company, May 2001
                                               to Present; President, Norfolk Capital Partners Inc. 2000 - May 2001; Managing
                                               Director, Public Sector Finance, New Capital Group Inc. 1995-2000; Tax Partner,
                                               Coopers & Lybrand Chartered Accounts, 1994-1995; Taxation Vice President, The
                                               Manufacturers Life Insurance Company, 1987-1994.

Denis Turner         Senior Vice President     Senior Vice President and Treasurer, Manulife USA, January 2002 to present;
(45)***              and Treasurer             Vice President and Treasurer, Manulife USA, May 1999 to December 2001; Vice
                                               President and Chief Accountant, U.S.  Operations, The Manufacturers Life
                                               Insurance  Company, May 1999 to present; Vice President and Treasurer, The
                                               Manufacturers Life Insurance Company of America, May 1999 to present; Assistant
                                               Vice President, Financial Operations, Reinsurance Division, The Manufacturers
                                               Life Insurance Company, February 1998 to April 1999; Assistant Vice President &
                                               Controller, Reinsurance Division, The Manufacturers Life Insurance Company,
                                               November 1995, to January 1998, Assistant Vice President, Corporate
                                               Controllers, The Manufacturers Life Insurance Company, January 1989 to October
                                               1995.

** Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02108.

*** Principal business address is Manulife Financial, 200 Bloor Street East, Toronto, Ontario Canada M4W 1E5.

**** Principal business address is Dykema Gossett, 800 Michigan National Tower,
     Lansing, Michigan 48933.


OPTIONAL BENEFITS

OPTIONAL TERM RIDER

The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

ILLUSTRATIONS

The tables set forth in Appendix A illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time

APPENDIX A - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.


The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.937% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.933%, 5.012% and 10.956%. The illustrations reflect the current expense reimbursements in effect for the Lifestyle Trusts and the Index Trusts. In the absence of such expense reimbursements, the average of the Portfolio's current expenses would have been 1.019% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -1.014%, 4.926% and 10.865%. The expense reimbursements for certain of the Trusts (as described in the "Trust Annual Expenses" table) are expected to remain in effect during the fiscal year ended December 31, 2002. Were the expense reimbursements to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.


The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are four tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker:

20 Year No Lapse Guarantee

- one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee

- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 20 year no lapse guarantee.

Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manulife USA will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately May 1, 1999. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 Illustrations reflecting Death Benefit Option 3

           FLEXIBLEPREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 3
                          $7,500 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
      1         7,875       5,972           0     500,000       6,354           0     500,000       6,737           0     500,000
      2        16,144      12,341       3,696     515,000      13,490       4,845     515,000      14,684       6,039     515,000
      3        24,826      18,556      10,514     522,500      20,878      12,836     522,500      23,386      15,344     522,500
      4        33,942      24,607      17,269     530,000      28,517      21,179     530,000      32,906      25,568     530,000
      5        43,514      30,494      23,859     537,500      36,415      29,781     537,500      43,327      36,692     537,500
      6        53,565      36,218      30,187     545,000      44,583      38,552     545,000      54,738      48,707     545,000
      7        64,118      41,772      36,444     552,500      53,021      47,694     552,500      67,232      61,904     552,500
      8        75,199      47,150      42,526     560,000      61,736      57,112     560,000      80,914      76,290     560,000
      9        86,834      52,366      48,345     567,500      70,749      66,728     567,500      95,917      91,897     567,500
     10        99,051      57,417      54,100     575,000      80,070      76,753     575,000     112,376     109,059     575,000
     15        69,931      79,667      79,667     612,500     131,192     131,192     612,500     221,819     221,819     612,500
     20       260,394      96,692      96,692     650,000     191,000     191,000     650,000     397,634     397,634     650,000
     25       375,851     107,620     107,620     687,500     264,067     264,067     687,500     696,168     696,168     744,900
     30       523,206     106,184     106,184     725,000     348,488     348,488     725,000   1,190,453   1,190,453   1,249,975
     35       711,272      74,536      74,536     762,500     440,018     440,018     762,500   1,999,169   1,999,169   2,099,127
     40       951,298        0(4)        0(4)        0(4)     529,642     529,642     800,000   3,311,286   3,311,286   3,476,851
     45     1,257,639                                         578,021     578,021     837,500   5,442,333   5,442,333   5,496,757
     50     1,648,615                                         449,897     449,897     875,000   9,018,265   9,018,265   9,018,265

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

           FLEXIBLEPREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 3
                          $7,500 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
   1           7,875        5,972          0      500,000       6,354           0     500,000        6,737           0     500,000
   2          16,144       12,341      3,696      515,000      13,490       4,845     515,000       14,684       6,039     515,000
   3          24,826       18,556     10,514      522,500      20,878      12,836     522,500       23,386      15,344     522,500
   4          33,942       24,607     17,269      530,000      28,517      21,179     530,000       32,906      25,568     530,000
   5          43,514       30,483     23,848      537,500      36,404      29,770     537,500       43,315      36,681     537,500
   6          53,565       36,170     30,139      545,000      44,534      38,503     545,000       54,688      48,656     545,000
   7          64,118       41,654     36,326      552,500      52,899      47,571     552,500       67,104      61,777     552,500
   8          75,199       46,915     42,291      560,000      61,487      56,863     560,000       80,653      76,029     560,000
   9          86,834       51,931     47,910      567,500      70,287      66,266     567,500       95,430      91,409     567,500
  10          99,051       56,677     53,360      575,000      79,278      75,961     575,000      111,537     108,220     575,000
  15          69,931       74,823     74,823      612,500     125,884     125,884     612,500      216,203     216,203     612,500
  20         260,394       76,134     76,134      650,000     168,604     168,604     650,000      375,959     375,959     650,000
  25         375,851       41,251     41,251      687,500     193,079     193,079     687,500      643,267     643,267     688,295
  30         523,206            0(4)       0(4)         0(4)  147,043     147,043     725,000    1,093,569   1,093,569   1,148,247
  35         711,272                                                0(4)        0(4)        0(4) 1,808,802   1,808,802   1,899,242
  40         951,298                                                                             2,915,560  2,915,560    3,061,338
  45       1,257,639                                                                             4,688,436  4,688,436    4,735,321
  50       1,648,615                                                                             7,775,294  7,775,294    7,775,294

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

       ILLUSTRATIONS FOR THE 20 YEAR EXTENDED NO LAPSE GUARANTEE PRODUCT

           FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,500 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
   1           7,875         5,972           0     500,000       6,354           0     500,000       6,737           0     500,000
   2          16,144        12,343       3,698     500,000      13,491       4,846     500,000      14,686       6,041     500,000
   3          24,826        18,562      10,520     500,000      20,884      12,842     500,000      23,392      15,351     500,000
   4          33,942        24,622      17,284     500,000      28,533      21,195     500,000      32,924      25,586     500,000
   5          43,514        30,526      23,891     500,000      36,450      29,815     500,000      43,364      36,729     500,000
   6          53,565        36,275      30,244     500,000      44,645      38,614     500,000      54,806      48,775     500,000
   7          64,118        41,865      36,537     500,000      53,124      47,797     500,000      67,346      62,019     500,000
   8          75,199        47,294      42,670     500,000      61,897      57,273     500,000      81,095      76,471     500,000
   9          86,834        52,575      48,554     500,000      70,987      66,966     500,000      96,189      92,168     500,000
  10          99,051        57,709      54,392     500,000      80,408      77,090     500,000     112,767     109,450     500,000
  15          69,931        80,818      80,818     500,000     132,611     132,611     500,000     223,593     223,593     500,000
  20         260,394        99,810      99,810     500,000     195,099     195,099     500,000     403,200     403,200     500,000
  25         375,851       115,200     115,200     500,000     274,573     274,573     500,000     708,081     708,081     757,647
  30         523,206       123,122     123,122     500,000     373,150     373,150     500,000   1,210,049   1,210,049   1,270,552
  35         711,272       114,494     114,494     500,000     499,254     499,254     524,216   2,031,334   2,031,334   2,132,901
  40         951,298        67,861      67,861     500,000     657,233     657,233     690,095   3,363,838   3,363,838   3,532,030
  45       1,257,639             0(4)        0(4)        0(4)  851,307     851,307     859,820   5,527,990   5,527,990   5,583,270
  50       1,648,615                                         1,103,877   1,103,877   1,103,877   9,159,491   9,159,491   9,159,491

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

           FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,500 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
    1           7,875       5,972           0     500,000       6,354           0     500,000        6,737           0     500,000
    2          16,144      12,343       3,698     500,000      13,491       4,846     500,000       14,686       6,041     500,000
    3          24,826      18,562      10,520     500,000      20,884      12,842     500,000       23,392      15,351     500,000
    4          33,942      24,622      17,284     500,000      28,533      21,195     500,000       32,924      25,586     500,000
    5          43,514      30,515      23,881     500,000      36,439      29,805     500,000       43,353      36,719     500,000
    6          53,565      36,231      30,200     500,000      44,600      38,569     500,000       54,760      48,728     500,000
    7          64,118      41,758      36,431     500,000      53,014      47,686     500,000       67,231      61,903     500,000
    8          75,199      47,083      42,459     500,000      61,675      57,051     500,000       80,863      76,239     500,000
    9          86,834      52,192      48,171     500,000      70,581      66,560     500,000       95,762      91,741     500,000
   10          99,051      57,065      53,748     500,000      79,721      76,403     500,000      112,044     108,727     500,000
   15          69,931      76,875      76,875     500,000     128,338     128,338     500,000      219,176     219,176     500,000
   20         260,394      84,219      84,219     500,000     178,680     178,680     500,000      388,821     388,821     500,000
   25         375,851      68,303      68,303     500,000     228,305     228,305     500,000      678,652     678,652     726,158
   30         523,206           0(4)        0(4)        0(4)  261,849     261,849     500,000    1,151,322   1,151,322   1,208,888
   35         711,272                                         252,658     252,658     500,000    1,901,969   1,901,969   1,997,068
   40         951,298                                          98,553      98,553     500,000    3,063,457   3,063,457   3,216,630
   45       1,257,639                                               0(4)        0(4)        0(4) 4,924,010   4,924,010   4,973,250
   50       1,648,615                                                                            8,163,691   8,163,691   8,163,691

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

           FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $8,200 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
    1           8,610       6,609           0     506,609       7,029           0      507,029       7,449           0     507,449
    2          17,651      13,604       4,959     513,604      14,868       6,223      514,868      16,182       7,537     516,182
    3          27,143      20,434      12,393     520,434      22,989      14,947      522,989      25,748      17,706     525,748
    4          37,110      27,092      19,754     527,092      31,393      24,054      531,393      36,220      28,882     536,220
    5          47,576      33,577      26,942     533,577      40,088      33,454      540,088      47,688      41,053     547,688
    6          58,564      39,891      33,859     539,891      49,086      43,055      549,086      60,249      54,218     560,249
    7          70,103      46,026      40,698     546,026      58,390      53,062      558,390      74,005      68,677     574,005
    8          82,218      51,980      47,356     551,980      68,005      63,381      568,005      89,069      84,445     589,069
    9          94,939      57,766      53,745     557,766      77,955      73,934      577,955     105,585     101,564     605,585
   10         108,296      63,382      60,064     563,382      88,250      84,933      588,250     123,695     120,378     623,695
   15         185,791      88,452      88,452     588,452     144,807     144,807      644,807     243,713     243,713     743,713
   20         284,698     108,489     108,489     608,489     210,910     210,910      710,910     434,118     434,118     934,118
   25         410,930     123,511     123,511     623,511     290,960     290,960      790,960     748,432     748,432   1,248,432
   30         572,038     128,559     128,559     628,559     380,824     380,824      880,824   1,254,761   1,254,761   1,754,761
   35         777,658     111,964     111,964     611,964     469,144     469,144      969,144   2,062,139   2,062,139   2,562,139
   40       1,040,086      51,718      51,718     551,718     528,425     528,425    1,028,425   3,334,526   3,334,526   3,834,526
   45       1,375,018        0(4)        0(4)        0(4)     464,929     464,929      964,929   5,276,370   5,276,370   5,776,370
   50       1,802,486                                         139,784     139,784      639,784   8,194,185   8,194,185   8,694,185

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

           FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                   Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $8,200 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
    1           8,610       6,609           0     506,609       7,029           0     507,029        7,449          0     507,449
    2          17,651      13,604       4,959     513,604      14,868       6,223     514,868       16,182      7,537     516,182
    3          27,143      20,434      12,393     520,434      22,989      14,947     522,989       25,748     17,706     525,748
    4          37,110      27,092      19,754     527,092      31,393      24,054     531,393       36,220     28,882     536,220
    5          47,576      33,566      26,931     533,566      40,077      33,442     540,077       47,676     41,041     547,676
    6          58,564      39,843      33,812     539,843      49,037      43,006     549,037       60,197     54,166     560,197
    7          70,103      45,910      40,583     545,910      58,267      52,939     558,267       73,874     68,547     573,874
    8          82,218      51,750      47,125     551,750      67,756      63,132     567,756       88,801     84,177     588,801
    9          94,939      57,342      53,321     557,342      77,492      73,471     577,492      105,080    101,059     605,080
   10         108,296      62,663      59,346     562,663      87,457      84,139     587,457      122,819    119,501     622,819
   15         185,791      83,883      83,883     583,883     139,441     139,441     639,441      237,367    237,367     737,367
   20         284,698      90,005      90,005     590,005     188,120     188,120     688,120      405,500    405,500     905,500
   25         410,930      68,594      68,594     568,594     219,618     219,618     719,618      652,576    652,576   1,152,576
   30         572,038           0(4)       0(4)       0(4)    191,786     191,786     691,786      983,018    983,018   1,483,018
   35         777,658                                          40,487      40,487     540,487    1,394,229  1,394,229   1,894,229
   40       1,040,086                                               0(4)        0(4)        0(4) 1,865,956  1,865,956   2,365,956
   45       1,375,018                                                                            2,342,926  2,342,926   2,842,926
   50       1,802,486                                                                            2,182,765  2,182,765   2,682,765

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               [ILLUSTRATIONS REFLECTING 20 YEAR NO LAPSE GUARANTEE]

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,500 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
    1          7,875       5,972           0      500,000         6,354          0      500,000      6,737           0     500,000
    2         16,144      12,343       3,720      500,000        13,491      4,869      500,000     14,686       6,063     500,000
    3         24,826      18,567      10,546      500,000        20,889     12,868      500,000     23,397      15,376     500,000
    4         33,942      24,661      17,342      500,000        28,573     21,254      500,000     32,965      25,646     500,000
    5         43,514      30,618      24,000      500,000        36,546     29,929      500,000     43,465      36,848     500,000
    6         53,565      36,440      30,425      500,000        44,822     38,806      500,000     54,995      48,979     500,000
    7         64,118      42,129      36,815      500,000        53,412     48,098      500,000     67,657      62,344     500,000
    8         75,199      47,690      43,078      500,000        62,333     57,721      500,000     81,573      76,961     500,000
    9         86,834      53,137      49,127      500,000        71,613     67,603      500,000     96,884      92,873     500,000
   10         99,051      58,482      55,174      500,000        81,277     77,969      500,000    113,740     110,432     500,000
   15         69,931      82,895      82,895      500,000       135,132    135,132      500,000    226,611     226,611     500,000
   20        260,394     102,380     102,380      500,000       198,882    198,882      500,000    408,642     408,642     500,000
   25        375,851     115,692     115,692      500,000       278,039    278,039      500,000    716,710     716,710     766,880
   30        523,206     113,753     113,753      500,000       372,865    372,865      500,000  1,222,659   1,222,659   1,283,792
   35        711,272      78,951      78,951      500,000       494,187    494,187      518,896  2,045,487   2,045,487   2,147,761
   40        951,298           0(4)        0(4)         0(4)    647,558    647,558      679,935  3,369,034   3,369,034   3,537,485
   45      1,257,639                                            837,568    837,568      845,944  5,524,547   5,524,547   5,579,793
   50      1,648,615                                          1,086,678  1,086,678    1,086,678  9,153,814   9,153,814   9,153,814

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                   FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,500 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
    1           7,875       5,972         0      500,000         6,354         0      500,000        6,737           0     500,000
    2          16,144      12,343     3,720      500,000        13,491     4,869      500,000       14,686       6,063     500,000
    3          24,826      18,562    10,541      500,000        20,884    12,863      500,000       23,392      15,372     500,000
    4          33,942      24,622    17,303      500,000        28,533    21,214      500,000       32,924      25,605     500,000
    5          43,514      30,515    23,898      500,000        36,439    29,822      500,000       43,353      36,736     500,000
    6          53,565      36,231    30,216      500,000        44,600    38,584      500,000       54,760      48,744     500,000
    7          64,118      41,758    36,445      500,000        53,014    47,700      500,000       67,231      61,917     500,000
    8          75,199      47,083    42,471      500,000        61,675    57,063      500,000       80,863      76,251     500,000
    9          86,834      52,192    48,181      500,000        70,581    66,570      500,000       95,762      91,752     500,000
   10          99,051      57,065    53,756      500,000        79,721    76,412      500,000      112,044     108,735     500,000
   15          69,931      76,875    76,875      500,000       128,338   128,338      500,000      219,176     219,176     500,000
   20         260,394      84,219    84,219      500,000       178,680   178,680      500,000      388,821     388,821     500,000
   25         375,851      68,303    68,303      500,000       228,305   228,305      500,000      678,652     678,652     726,158
   30         523,206           0(4)      0(4)         0(4)    261,849   261,849      500,000    1,151,322   1,151,322   1,208,888
   35         711,272                                          252,658   252,658      500,000    1,901,969   1,901,969   1,997,068
   40         951,298                                           98,553    98,553      500,000    3,063,457   3,063,457   3,216,630
   45       1,257,639                                                0(4)     0(4)          0(4) 4,924,010   4,924,010   4,973,250
   50       1,648,615                                                                            8,163,691   8,163,691   8,163,691

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $8,200 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                      6% Hypothetical                    12% Hypothetical
                              Gross Investment Return             Gross Investment Return             Gross Investment Return
                          -------------------------------     -------------------------------    ---------------------------------
  End Of    Accumulated                Cash                                Cash                                Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death       Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit      Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------    ---------   ---------   ---------
    1         8,610         6,609           0     506,609       7,029           0     507,029         7,449           0     507,449
    2        17,651        13,604       4,981     513,604      14,868       6,245     514,868        16,182       7,560     516,182
    3        27,143        20,439      12,418     520,439      22,994      14,973     522,994        25,754      17,733     525,754
    4        37,110        27,132      19,813     527,132      31,435      24,115     531,435        36,264      28,945     536,264
    5        47,576        33,674      27,057     533,674      40,192      33,574     540,192        47,797      41,180     547,797
    6        58,564        40,067      34,052     540,067      49,277      43,262     549,277        60,455      54,440     560,455
    7        70,103        46,311      40,997     546,311      58,704      53,390     558,704        74,350      69,036     574,350
    8        82,218        52,411      47,799     552,411      68,487      63,875     568,487        89,610      84,998     589,610
    9        94,939        58,382      54,372     558,382      78,657      74,647     578,657       106,386     102,375     606,386
   10       108,296        64,237      60,928     564,237      89,239      85,931     589,239       124,842     121,533     624,842
   15       185,791        90,831      90,831     590,831     147,865     147,865     647,865       247,697     247,697     747,697
   20       284,698       111,447     111,447     611,447     215,598     215,598     715,598       441,679     441,679     941,679
   25       410,930       123,728     123,728     623,728     294,017     294,017     794,017       757,797     757,797   1,257,797
   30       572,038       116,066     116,066     616,066     370,326     370,326     870,326     1,254,046   1,254,046   1,754,046
   35       777,658        69,163      69,163     569,163     420,413     420,413     920,413     2,020,295   2,020,295   2,520,295
   40     1,040,086             0(4)        0(4)        0(4)  408,064     408,064     908,064     3,197,221   3,197,221   3,697,221
   45     1,375,018                                           284,164     284,164     784,164     5,012,857   5,012,857   5,512,857
   50     1,802,486                                                 0(4)        0(4)        0(4)  7,798,772   7,798,772   8,298,772

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $8,200 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                  0% Hypothetical                       6% Hypothetical                    12% Hypothetical
                               Gross Investment Return              Gross Investment Return             Gross Investment Return
                           -------------------------------      -------------------------------    ---------------------------------
  End Of    Accumulated                 Cash                                 Cash                                Cash
  Policy     Premiums     Policy     Surrender      Death       Policy     Surrender     Death      Policy     Surrender     Death
 Year (1)       (2)        Value      Value (3)    Benefit      Value      Value (3)    Benefit     Value      Value (3)    Benefit
 -------    -----------   -------      -------     -------     -------      -------     -------   ---------    ---------   ---------
    1           8,610      6,609           0       506,609       7,029          0      507,029         7,449          0     507,449
    2          17,651     13,604       4,981       513,604      14,868      6,245      514,868        16,182      7,560     516,182
    3          27,143     20,434      12,414       520,434      22,989     14,968      522,989        25,748     17,727     525,748
    4          37,110     27,092      19,773       527,092      31,393     24,074      531,393        36,220     28,901     536,220
    5          47,576     33,566      26,949       533,566      40,077     33,459      540,077        47,676     41,059     547,676
    6          58,564     39,843      33,828       539,843      49,037     43,021      549,037        60,197     54,182     560,197
    7          70,103     45,910      40,597       545,910      58,267     52,953      558,267        73,874     68,560     573,874
    8          82,218     51,750      47,138       551,750      67,756     63,144      567,756        88,801     84,189     588,801
    9          94,939     57,342      53,331       557,342      77,492     73,482      577,492       105,080    101,070     605,080
   10         108,296     62,663      59,355       562,663      87,457     84,148      587,457       122,819    119,510     622,819
   15         185,791     83,883      83,883       583,883     139,441    139,441      639,441       237,367    237,367     737,367
   20         284,698     90,005      90,005       590,005     188,120    188,120      688,120       405,500    405,500     905,500
   25         410,930     68,594      68,594       568,594     219,618    219,618      719,618       652,576    652,576   1,152,576
   30         572,038          0(4)        0(4)          0(4)  191,786    191,786      691,786       983,018    983,018   1,483,018
   35         777,658                                           40,487     40,487      540,487     1,394,229  1,394,229   1,894,229
   40       1,040,086                                                0(4)       0(4)         0(4)  1,865,956  1,865,956   2,365,956
   45       1,375,018                                                                              2,342,926  2,342,926   2,842,926
   50       1,802,486                                                                              2,182,765  2,182,765   2,682,765

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX B: AUDITED FINANCIAL STATEMENTS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
SEPARATE ACCOUNT THREE

Audited Financial Statements

Years ended December 31, 2001 and 2000 with Report of Independent Auditors

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                          Audited Financial Statements

                     Years ended December 31, 2001 and 2000



                                    CONTENTS

Report of Independent Auditors...............................................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity..............................  2
Statements of Operations and Changes in Contract Owners' Equity..............  4
Notes to Financial Statements...............................................  27

                         Report of Independent Auditors



To the Contract Owners of
The Manufacturers Life Insurance Company of America Separate Account Three

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of America Separate Account Three as of December 31, 2001 and the related statements of operations and changes in contract owners' equity for each of the periods presented herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America Separate Account Three at December 31, 2001, and the results of its operations and the changes in its contract owners' equity for each of the periods presented herein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 1, 2002

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001


ASSETS
Investments at fair value:
    Sub-Accounts:
        Aggressive Growth Trust - 532,356 shares (cost $9,835,157)                            $ 7,037,748
        All Cap Growth Trust - 1,163,381 shares (cost $24,961,264)                             17,159,871
        All Cap Value Trust - 33,816 shares (cost $398,844)                                       426,415
        Balanced Trust - 2,280,977 shares (cost $39,858,805)                                   30,975,672
        Blue Chip Growth Trust - 2,282,080 shares (cost $43,520,512)                           36,125,334
        Capital Appreciation Trust - 33,502 shares (cost $298,031)                                299,845
        Capital Opportunities Trust - 33,938 shares (cost $356,890)                               363,137
        Core Value Trust - 4,174 shares (cost $46,738)                                             49,540
        Diversified Bond Trust - 626,887 shares (cost $6,515,635)                               6,638,730
        Dynamic Growth Trust - 415,250 shares (cost $2,945,188)                                 1,976,588
        Emerging Small Company Trust - 2,695,522 shares (cost $69,953,394)                     70,245,302
        Equity Income Trust - 2,083,938 shares (cost $33,288,979)                              31,529,986
        Equity Index Trust - 4,636,699 shares (cost $74,970,564)                               64,913,790
        Financial Services Trust - 27,015 shares (cost $306,789)                                  314,189
        Fundamental Value Trust - 174,799 shares (cost $2,044,734)                              2,050,391
        Global Bond Trust - 110,606 shares (cost $1,272,585)                                    1,269,754
        Global Equity Trust - 824,245 shares (cost $11,675,591)                                10,715,183
        Global Equity Select Trust - 1,073 shares (cost $11,678)                                   13,095
        Growth Trust - 1,043,823 shares (cost $22,146,475)                                     14,561,330
        Growth and Income Trust - 2,162,744 shares (cost $58,321,088)                          51,711,198
        Health Sciences Trust - 75,141 shares (cost $971,934)                                   1,017,414
        High Grade Bond Trust - 12,710 shares (cost $164,193)                                     158,625
        High Yield Trust - 624,660 shares (cost $6,570,619)                                     6,171,637
        Income and Value Trust - 816,935 shares (cost $9,088,622)                               8,275,552
        International Equity Select Trust - 969 shares (cost $11,429)                              11,647
        International Index Trust - 91,077 shares (cost $857,102)                                 775,973
        International Small Cap Trust - 394,972 shares (cost $4,452,287)                        4,463,179
        International Stock Trust - 2,325,427 shares (cost $24,585,263)                        22,300,841
        International Value Trust - 310,830 shares (cost $3,208,402)                            3,276,153
        Internet Technologies Trust - 218,501 shares (cost $1,333,582)                            828,119
        Investment Quality Bond Trust - 2,502,484 shares (cost $29,095,224)                    29,654,435
        Large Cap Growth Trust - 1,526,714 shares (cost $20,535,042)                           15,099,204
        Lifestyle Aggressive 1000 Trust - 513,652 shares (cost $6,402,873)                      5,311,159
        Lifestyle Balanced 640 Trust - 1,184,854 shares (cost $15,164,099)                     14,004,976
        Lifestyle Conservative 280 Trust - 34,821 shares (cost $446,446)                          450,589
        Lifestyle Growth 820 Trust - 2,307,669 shares (cost $29,916,023)                       25,961,272
        Lifestyle Moderate 460 Trust - 199,584 shares (cost $2,548,853)                         2,416,964

              The Manufacturers Life Insurance Company of America

                             Separate Account Three

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001

ASSETS (CONTINUED)
Investments at fair value:
    Sub-Accounts:
        Mid Cap Growth Trust - 52,743 shares (cost $555,878)                               $    552,215
        Mid Cap Index Trust - 195,050 shares (cost $2,467,406)                                2,500,541
        Mid Cap Opportunities Trust - 55,599 shares (cost $536,731)                             588,792
        Mid Cap Stock Trust - 330,092 shares (cost $3,511,792)                                3,555,087
        Mid Cap Value Trust - 130,612 shares (cost $1,630,371)                                1,705,795
        Money Market Trust - 8,395,582 shares (cost $83,955,822)                             83,955,822
        Overseas Trust - 738,507 shares (cost $6,284,861)                                     6,321,622
        Pacific Rim Emerging Markets Trust - 1,142,903 shares (cost $8,151,386)               7,600,304
        Quantitative Equity Trust - 3,044,000 shares (cost $68,119,891)                      52,356,792
        Quantitative Mid Cap Trust - 22,937 shares (cost $223,237)                              233,954
        Real Estate Securities Trust - 1,527,185 shares (cost $23,871,452)                   23,701,906
        Science and Technology Trust - 1,685,974 shares (cost $40,385,596)                   21,631,041
        Select Growth Trust - 2,599 shares (cost $28,545)                                        30,872
        Small Cap Index Trust - 213,313 shares (cost $2,411,914)                              2,406,173
        Small Company Blend Trust - 363,471 shares (cost $3,820,492)                          3,990,916
        Small Company Value Trust - 426,133 shares (cost $5,521,216)                          5,880,631
        Small Mid Cap Trust - 1,906 shares (cost $20,977)                                        22,773
        Small Mid Cap Growth Trust - 612 shares (cost $6,755)                                     6,810
        Strategic Bond Trust - 548,490 shares (cost $5,936,756)                               5,890,786
        Strategic Growth Trust - 58,133 shares (cost $641,673)                                  640,623
        Strategic Opportunities Trust - 2,473,091 shares (cost $43,977,722)                  31,259,873
        Tactical Allocation Trust - 45,146 shares (cost $531,262)                               453,266
        Telecommunications Trust - 8,021 shares (cost $64,405)                                   63,603
        Total Return Trust - 520,519 shares (cost $7,159,981)                                 7,224,802
        Total Stock Market Index Trust - 231,803 shares (cost $2,327,017)                     2,269,349
        U.S. Government Securities Trust - 621,247 shares (cost $8,323,333)                   8,523,508
        U.S. Large Cap Value Trust - 899,112 shares (cost $11,515,723)                       11,337,798
        Utilities Trust - 10,013 shares (cost $108,179)                                          93,121
        Value Trust - 877,581 shares (cost $13,436,645)                                      14,453,761
        500 Index Trust - 1,376,837 shares (cost $14,220,359)                                13,506,774
                                                                                           ------------
Total assets                                                                               $801,314,147
                                                                                           ============
CONTRACT OWNERS' EQUITY
Variable life contracts                                                                    $801,314,147
                                                                                           ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                             Separate Account Three

         Statements of Operations and Changes in Contract Owners' Equity

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                   AGGRESSIVE GROWTH TRUST                     ALL CAP GROWTH TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $      --            $    998,403         $  1,203,584
Realized gain (loss) during the year              (276,574)             781,308             (510,682)           1,755,854
Unrealized appreciation (depreciation)
   during the year                              (1,883,802)          (1,388,722)          (5,318,988)          (5,835,143)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (2,160,376)            (607,414)          (4,831,267)          (2,875,705)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:
    Transfer of net premiums                     2,281,980            2,881,144            3,956,889            5,299,576
    Transfer on terminations                      (523,329)            (306,391)          (1,517,045)          (1,097,397)
    Transfer on policy loans                       (10,538)             (53,389)             (29,837)            (261,519)
    Net interfund transfers                         45,823            3,030,368              628,230            3,919,834
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                       1,793,936            5,551,732            3,038,237            7,860,494
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets               (366,440)           4,944,318           (1,793,030)           4,984,789

Assets beginning of year                         7,404,188            2,459,870           18,952,901           13,968,112
                                              ------------         ------------         ------------         ------------
Assets end of year                            $  7,037,748         $  7,404,188         $ 17,159,871         $ 18,952,901
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE                                                                                        CAPITAL APPRECIATION
   TRUST                       BALANCED TRUST                        BLUE CHIP GROWTH TRUST                  TRUST
------------         ---------------------------------         ---------------------------------         ------------
PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
DEC. 31/01*           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01*
------------         ------------         ------------         ------------         ------------         ------------
$         75         $    713,899         $  1,922,658         $  2,422,196         $  1,256,181         $       --
        (953)            (899,745)             720,883              (52,580)           1,099,991               (3,268)

      27,571           (3,301,218)          (6,253,446)          (7,668,299)          (3,834,145)               1,814
------------         ------------         ------------         ------------         ------------         ------------
      26,693           (3,487,064)          (3,609,905)          (5,298,683)          (1,477,973)              (1,454)
------------         ------------         ------------         ------------         ------------         ------------

      95,130            3,553,693            4,618,303            9,261,206           10,092,471              120,978
      (7,785)          (3,771,443)          (5,579,871)          (3,366,434)          (2,477,865)              (6,905)
        --                 16,306             (296,021)             (24,895)            (326,876)                --
     312,377             (910,650)          (4,910,092)             526,751            3,417,891              187,226
------------         ------------         ------------         ------------         ------------         ------------
     399,722           (1,112,094)          (6,167,681)           6,396,628           10,705,621              301,299
------------         ------------         ------------         ------------         ------------         ------------
     426,415           (4,599,158)          (9,777,586)           1,097,945            9,227,648              299,845

        --             35,574,830           45,352,416           35,027,389           25,799,741                 --
------------         ------------         ------------         ------------         ------------         ------------
$    426,415         $ 30,975,672         $ 35,574,830         $ 36,125,334         $ 35,027,389         $    299,845
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                              -----------------------------------------------------------------------
                                          CAPITAL OPPORTUNITIES   CORE VALUE
                                                 TRUST               TRUST               DIVERSIFIED BOND TRUST
                                              -----------------------------------------------------------------------
                                              PERIOD ENDED        PERIOD ENDED        YEAR ENDED           YEAR ENDED
                                              DEC. 31/01*         DEC. 31/01**        DEC. 31/01           DEC. 31/00
                                              -----------         -----------         -----------         -----------
Income:
Net investment income during the year         $      --           $       123         $   228,405         $   236,515
Realized gain (loss) during the year               (3,137)                 46             (51,790)            (34,002)
Unrealized appreciation (depreciation)
   during the year                                  6,247               2,802             124,248              45,990
                                              -----------         -----------         -----------         -----------
Net increase (decrease) in assets from
   operations                                       3,110               2,971             300,863             248,503
                                              -----------         -----------         -----------         -----------
Changes from principal transactions:
    Transfer of net premiums                      111,183               2,313           1,625,526             815,715
    Transfer on terminations                        2,937                (830)           (338,697)           (127,254)
    Transfer on policy loans                         --                  --               (18,695)            (39,836)
    Net interfund transfers                       245,907              45,086           1,805,608             623,649
                                              -----------         -----------         -----------         -----------
Net increase (decrease) in assets from
    principal transactions                        360,027              46,569           3,073,742           1,272,274
                                              -----------         -----------         -----------         -----------
Total increase (decrease) in assets               363,137              49,540           3,374,605           1,520,777

Assets beginning of year                             --                  --             3,264,125           1,743,348
                                              -----------         -----------         -----------         -----------
Assets end of year                            $   363,137         $    49,540         $ 6,638,730         $ 3,264,125
                                              ===========         ===========         ===========         ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                                      EMERGING SMALL
        DYNAMIC GROWTH TRUST                          COMPANY TRUST                             EQUITY INCOME TRUST
---------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED          PERIOD ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
  DEC. 31/01          DEC. 31/00***          DEC. 31/01            DEC. 31/00            DEC. 31/01            DEC. 31/00
-------------         -------------         -------------         -------------         -------------         -------------
$       2,669         $        --           $   2,989,181         $  10,861,111         $   3,013,469         $   2,760,281
     (362,746)              (34,245)              523,643             6,301,844               165,555               (80,630)

     (438,379)             (530,220)          (24,618,446)          (20,697,016)           (2,788,075)              150,879
-------------         -------------         -------------         -------------         -------------         -------------

     (798,456)             (564,465)          (21,105,622)           (3,534,061)              390,949             2,830,530
-------------         -------------         -------------         -------------         -------------         -------------

      690,350             1,038,582             8,226,969            10,324,298             4,698,752             3,349,523
     (127,695)             (116,055)           (7,911,365)          (11,469,437)           (2,328,113)           (1,273,761)
      (28,461)              (44,428)             (330,245)           (1,229,828)              (50,148)              (53,101)
      759,188             1,168,028            (2,344,218)           (2,950,927)            2,870,548              (900,697)
-------------         -------------         -------------         -------------         -------------         -------------

    1,293,382             2,046,127            (2,358,859)           (5,325,894)            5,191,039             1,121,964
-------------         -------------         -------------         -------------         -------------         -------------

      494,926             1,481,662           (23,464,481)           (8,859,955)            5,581,988             3,952,494

    1,481,662                  --              93,709,783           102,569,738            25,947,998            21,995,504
-------------         -------------         -------------         -------------         -------------         -------------
$   1,976,588         $   1,481,662         $  70,245,302         $  93,709,783         $  31,529,986         $  25,947,998
=============         =============         =============         =============         =============         =============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                                                    FINANCIAL SERVICES       FUNDAMENTAL
                                                      EQUITY INDEX TRUST                   TRUST             VALUE TRUST
                                              ---------------------------------------------------------------------------
                                               YEAR ENDED           YEAR ENDED          PERIOD ENDED         PERIOD ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01*          DEC. 31/01*
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $  1,793,940         $    221,869         $         86         $       --
Realized gain (loss) during the year               319,126            2,696,756               (4,404)              (4,158)
Unrealized appreciation (depreciation)
   during the year                             (11,632,054)         (10,555,450)               7,400                5,656
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (9,518,988)          (7,636,825)               3,082                1,498
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                    10,090,870           15,766,592               77,874              347,214
    Transfer on terminations                    (6,060,140)          (6,954,587)              (8,872)             (41,760)
    Transfer on policy loans                      (122,471)            (248,765)                (746)              (2,237)
    Net interfund transfers                     (3,841,934)          (1,523,237)             242,851            1,745,676
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                          66,325            7,040,003              311,107            2,048,893
                                              ------------         ------------         ------------         ------------
Total increase (decrease) in assets             (9,452,663)            (596,822)             314,189            2,050,391

Assets beginning of year                        74,366,453           74,963,275                 --                   --
                                              ------------         ------------         ------------         ------------
Assets end of year                            $ 64,913,790         $ 74,366,453         $    314,189         $  2,050,391
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

See accompanying notes.

                                         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
                                                                                   GLOBAL EQUITY
         GLOBAL BOND TRUST                       GLOBAL EQUITY TRUST                SELECT TRUST
------------------------------------------------------------------------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00          DEC. 31/01**
------------         ------------         ------------         ------------         ------------
$       --           $     18,358         $  1,777,032         $  1,026,287         $       --
      (3,942)              (7,326)          (1,809,979)            (631,106)                  32

       1,055                4,720           (1,826,021)             740,951                1,417
------------         ------------         ------------         ------------         ------------

      (2,887)              15,752           (1,858,968)           1,136,132                1,449
------------         ------------         ------------         ------------         ------------

     513,599              220,199            2,464,096            2,106,572                 --
     (75,372)             (33,905)          (1,351,234)            (515,552)                (343)
        (121)              (2,085)             (21,958)             (14,792)                --
     100,923              (39,466)             305,763            1,068,265               11,989
------------         ------------         ------------         ------------         ------------

     539,029              144,743            1,396,667            2,644,493               11,646
------------         ------------         ------------         ------------         ------------

     536,142              160,495             (462,301)           3,780,625               13,095

     733,612              573,117           11,177,484            7,396,859                 --
------------         ------------         ------------         ------------         ------------
$  1,269,754         $    733,612         $ 10,715,183         $ 11,177,484         $     13,095
============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                         GROWTH TRUST                       GROWTH AND INCOME TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $  1,603,161         $  2,743,694         $  3,025,404
Realized gain (loss) during the year            (1,453,148)             695,686              551,538              985,560
Unrealized appreciation (depreciation)
   during the year                              (2,298,076)          (8,128,839)          (9,504,160)          (7,885,806)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (3,751,224)          (5,829,992)          (6,208,928)          (3,874,842)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                     4,107,592            6,069,409            9,769,331           11,665,612
    Transfer on terminations                    (1,766,097)          (1,297,222)          (4,241,463)          (3,632,508)
    Transfer on policy loans                       (20,212)            (120,470)            (138,888)            (666,144)
    Net interfund transfers                       (491,472)           3,009,403               34,361            1,931,597
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                       1,829,811            7,661,120            5,423,341            9,298,557
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets             (1,921,413)           1,831,128             (785,587)           5,423,715

Assets beginning of year                        16,482,743           14,651,615           52,496,785           47,073,070
                                              ------------         ------------         ------------         ------------
Assets end of year                            $ 14,561,330         $ 16,482,743         $ 51,711,198         $ 52,496,785
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

See accompanying notes.

                                                  SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES      HIGH GRADE
   TRUST             BOND TRUST                 HIGH YIELD TRUST                    INCOME AND VALUE TRUST
---------------------------------------------------------------------------------------------------------------
PERIOD ENDED        PERIOD ENDED        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
DEC. 31/01*         DEC. 31/01**        DEC. 31/01          DEC. 31/00          DEC. 31/01           DEC. 31/00
-----------         -----------         -----------         -----------         -----------         -----------
$      --           $     5,145         $   499,808         $    14,646         $   315,493         $ 1,092,315

       (530)                 36            (929,040)            (62,640)           (145,567)            (16,392)

     45,481              (5,568)            126,462            (346,754)            (68,156)           (833,733)
-----------         -----------         -----------         -----------         -----------         -----------

     44,951                (387)           (302,770)           (394,748)            101,770             242,190
-----------         -----------         -----------         -----------         -----------         -----------

    328,733              85,889           1,141,776           1,336,937           1,711,255           1,131,379

     (7,534)             (3,708)           (337,768)           (275,933)           (688,096)           (459,846)
       (746)               --               (16,667)            (56,383)              3,689             (15,719)
    652,010              76,831           1,071,298             182,737           1,164,672             329,751
-----------         -----------         -----------         -----------         -----------         -----------

    972,463             159,012           1,858,639           1,187,358           2,191,520             985,565
-----------         -----------         -----------         -----------         -----------         -----------

  1,017,414             158,625           1,555,869             792,610           2,293,290           1,227,755

       --                  --             4,615,768           3,823,158           5,982,262           4,754,507
-----------         -----------         -----------         -----------         -----------         -----------
$ 1,017,414         $   158,625         $ 6,171,637         $ 4,615,768         $ 8,275,552         $ 5,982,262
===========         ===========         ===========         ===========         ===========         ===========

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                  -----------------------------------------------------
                                             INTERNATIONAL EQUITY
                                                 SELECT TRUST            INTERNATIONAL INDEX TRUST
                                                  -----------------------------------------------------
                                                 PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                                 DEC. 31/01**          DEC. 31/01           DEC. 31/00***
                                                  ---------             ---------             ---------
Income:
Net investment income during the year             $    --               $   8,893             $   2,220
Realized gain (loss) during the year                   --                 (29,221)                 (982)
Unrealized appreciation (depreciation)
   during the year                                      218               (74,519)               (6,610)
                                                  ---------             ---------             ---------
Net increase (decrease) in assets from
   operations                                           218               (94,847)               (5,372)
                                                  ---------             ---------             ---------
Changes from principal transactions:

    Transfer of net premiums                          1,388               494,384               125,117
    Transfer on terminations                            (91)              (40,269)               (5,611)
    Transfer on policy loans                           --                  (2,092)               (6,792)
    Net interfund transfers                          10,132               259,859                51,596
                                                  ---------             ---------             ---------
Net increase (decrease) in assets from
    principal transactions                           11,429               711,882               164,310
                                                  ---------             ---------             ---------

Total increase (decrease) in assets                  11,647               617,035               158,938

Assets beginning of year                               --                 158,938                  --
                                                  ---------             ---------             ---------
Assets end of year                                $  11,647             $ 775,973             $ 158,938
                                                  =========             =========             =========

** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL CAP TRUST               INTERNATIONAL STOCK TRUST                 INTERNATIONAL VALUE TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$       --           $  1,275,987         $  1,090,518         $    141,854         $     54,398         $      4,865

  (3,288,079)            (941,463)          (7,216,325)           1,979,909             (210,611)             (24,646)

   1,314,459           (2,864,772)             365,926           (7,021,945)              34,326                 (339)
------------         ------------         ------------         ------------         ------------         ------------

  (1,973,620)          (2,530,248)          (5,759,881)          (4,900,182)            (121,887)             (20,120)
------------         ------------         ------------         ------------         ------------         ------------

   1,084,447            2,151,313            3,898,723            4,769,383              950,753              970,793
    (413,237)            (399,289)          (2,219,458)          (2,042,903)            (169,012)             (57,439)
     (14,848)            (227,364)               1,343             (319,996)                 577               (6,340)
    (844,387)           2,099,442             (282,829)             306,879            1,002,770              268,631
------------         ------------         ------------         ------------         ------------         ------------

    (188,025)           3,624,102            1,397,779            2,713,363            1,785,088            1,175,645
------------         ------------         ------------         ------------         ------------         ------------

  (2,161,645)           1,093,854           (4,362,102)          (2,186,819)           1,663,201            1,155,525

   6,624,824            5,530,970           26,662,943           28,849,762            1,612,952              457,427
------------         ------------         ------------         ------------         ------------         ------------
$  4,463,179         $  6,624,824         $ 22,300,841         $ 26,662,943         $  3,276,153         $  1,612,952
============         ============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                   INTERNET TECHNOLOGIES                    INVESTMENT QUALITY BOND
                                                           TRUST                                      TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED          PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                               DEC. 31/01          DEC. 31/00***         DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $       --           $  1,683,400         $  1,764,230
Realized gain (loss) during the year              (208,650)                (156)             (24,658)             (65,106)
Unrealized appreciation (depreciation)
   during the year                                 (88,889)            (416,574)             313,096              543,010
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                     (297,539)            (416,730)           1,971,838            2,242,134
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                       546,771              613,893            3,770,528            3,717,837
    Transfer on terminations                       (79,753)             (49,773)          (3,002,758)          (2,138,923)
    Transfer on policy loans                       (24,220)              (4,746)              81,759             (183,365)
    Net interfund transfers                         38,743              501,473              266,094             (247,524)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                         481,541            1,060,847            1,115,623            1,148,025
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets                184,002              644,117            3,087,461            3,390,159

Assets beginning of year                           644,117                 --             26,566,974           23,176,815
                                              ------------         ------------         ------------         ------------
Assets end of year                            $    828,119         $    644,117         $ 29,654,435         $ 26,566,974
                                              ============         ============         ============         ============

*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                     SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
         LARGE CAP GROWTH                     LIFESTYLE AGGRESSIVE 1000                   LIFESTYLE BALANCED 640
              TRUST                                    TRUST                                      TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$    543,947         $  1,441,638         $    388,350         $    216,326         $    840,004         $    569,650
    (336,972)              21,675             (133,768)              (9,437)             (20,180)              86,155

  (2,863,856)          (3,593,685)            (953,443)            (443,010)          (1,277,862)            (472,949)
  ----------           ----------             --------             --------           ----------             --------
  (2,656,881)          (2,130,372)            (698,861)            (236,121)            (458,038)             182,856
  ----------           ----------             --------             --------             --------              -------

   4,635,266            4,930,460            1,704,419            1,402,412            4,382,335            3,308,556
  (1,385,959)            (935,574)            (497,645)            (465,958)          (1,205,129)            (883,442)
     (28,148)            (149,564)             (10,477)              (1,220)             (34,338)            (122,975)
   1,438,904            4,710,968              162,573               (2,198)           1,404,753             (805,706)
   ---------            ---------              -------               -------           ---------             --------
   4,660,063            8,556,290            1,358,870              933,036            4,547,621            1,496,433
   ---------            ---------            ---------              -------            ---------            ---------
   2,003,182            6,425,918              660,009              696,915            4,089,583            1,679,289

  13,096,022            6,670,104            4,651,150            3,954,235            9,915,393            8,236,104
------------         ------------         ------------         ------------         ------------         ------------
$ 15,099,204         $ 13,096,022         $  5,311,159         $  4,651,150         $ 14,004,976         $  9,915,393
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                 LIFESTYLE CONSERVATIVE 280                    LIFESTYLE GROWTH 820
                                                            TRUST                                     TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $      7,507         $     13,788         $  2,133,146         $  1,673,771
Realized gain (loss) during the year                (2,326)                (844)            (779,392)              79,771
Unrealized appreciation (depreciation)
   during the year                                   3,395                2,739           (3,528,898)          (2,474,203)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                        8,576               15,683           (2,175,144)            (720,661)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                       374,546               30,443            7,605,366            5,916,596
    Transfer on terminations                       (27,728)              (9,144)          (4,069,271)          (2,038,161)
    Transfer on policy loans                          --                   --                256,322             (134,239)
    Net interfund transfers                       (127,414)              70,433              522,569              127,472
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                         219,404               91,732            4,314,986            3,871,668
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets                227,980              107,415            2,139,842            3,151,007

Assets beginning of year                           222,609              115,194           23,821,430           20,670,423
                                              ------------         ------------         ------------         ------------
Assets end of year                            $    450,589         $    222,609         $ 25,961,272         $ 23,821,430
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                   SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
    LIFESTYLE MODERATE 460                MID CAP                                           MID CAP OPPORTUNITIES
             TRUST                      GROWTH TRUST              MID CAP INDEX TRUST                 TRUST
---------------------------------------------------------------------------------------------------------------
 YEAR ENDED          YEAR ENDED         PERIOD ENDED        YEAR ENDED         PERIOD ENDED         PERIOD ENDED
 DEC. 31/01          DEC. 31/00         DEC. 31/01*         DEC. 31/01         DEC. 31/00***        DEC. 31/01*
-----------         -----------         -----------         -----------         -----------         -----------
$   110,107         $   164,841         $        --         $    15,781         $     9,975         $        --


    (36,040)             (8,201)             (7,118)            (80,613)              2,568              (1,753)

    (89,626)            (93,118)             (3,663)             38,888              (5,753)             52,061
-----------         -----------         -----------         -----------         -----------         -----------

    (15,559)             63,522             (10,781)            (25,944)              6,790              50,308
-----------         -----------         -----------         -----------         -----------         -----------

    828,356             499,839             141,446             563,684              62,405              62,205
   (146,711)           (278,844)            (10,451)            (70,740)            (18,904)             (6,427)
     68,632              (4,505)             (1,491)             (4,490)                 --                  --
     91,509              34,843             433,492           1,487,325             500,415             482,706
-----------         -----------         -----------         -----------         -----------         -----------

    841,786             251,333             562,996           1,975,779             543,916             538,484
-----------         -----------         -----------         -----------         -----------         -----------

    826,227             314,855             552,215           1,949,835             550,706             588,792

  1,590,737           1,275,882                  --             550,706                  --                  --
-----------         -----------         -----------         -----------         -----------         -----------
$ 2,416,964         $ 1,590,737         $   552,215         $ 2,500,541         $   550,706         $   588,792
===========         ===========         ===========         ===========         ===========         ===========

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                           ------------------------------------------------------------------------------------
                                                                                 MID CAP
                                                 MID CAP STOCK TRUST           VALUE TRUST            MONEY MARKET TRUST
                                           ------------------------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                            DEC. 31/01        DEC. 31/00       DEC. 31/01*        DEC. 31/01        DEC. 31/00
                                           ------------      ------------      ------------      ------------      ------------
Income:
Net investment income during the year      $         --      $         --      $      3,568      $  2,437,207      $  2,837,122
Realized gain (loss) during the year           (182,164)            4,809              (203)               --                --
Unrealized appreciation (depreciation)
   during the year                              118,888           (82,824)           75,425                --                --
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
   operations                                   (63,276)          (78,015)           78,790         2,437,207         2,837,122
                                           ------------      ------------      ------------      ------------      ------------
Changes from principal transactions:

    Transfer of net premiums                  1,002,409         1,209,637           258,014        65,123,257        60,929,701
    Transfer on terminations                   (187,920)          (70,213)          (26,156)      (10,140,660)       (7,374,966)
    Transfer on policy loans                    (10,150)           (1,970)               --        (3,343,393)         (602,642)
    Net interfund transfers                   1,070,600           497,797         1,395,147       (34,019,575)      (37,492,208)
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
    principal transactions                    1,874,939         1,635,251         1,627,005        17,619,629        15,459,885
                                           ------------      ------------      ------------      ------------      ------------

Total increase (decrease) in assets           1,811,663         1,557,236         1,705,795        20,056,836        18,297,007

Assets beginning of year                      1,743,424           186,188                --        63,898,986        45,601,979
                                           ------------      ------------      ------------      ------------      ------------
Assets end of year                         $  3,555,087      $  1,743,424      $  1,705,795      $ 83,955,822      $ 63,898,986
                                           ============      ============      ============      ============      ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
                                                    PACIFIC RIM
          OVERSEAS TRUST                       EMERGING MARKETS TRUST                   QUANTITATIVE EQUITY TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$    592,006         $    410,096         $     32,951         $     37,735         $  8,592,412         $  8,207,833
  (2,314,964)            (743,314)          (2,930,761)           1,142,246              160,429            3,373,479

     310,847             (806,861)           1,175,536           (3,893,747)         (24,331,381)          (7,729,114)
------------         ------------         ------------         ------------         ------------         ------------

  (1,412,111)          (1,140,079)          (1,722,274)          (2,713,766)         (15,578,540)           3,852,198
------------         ------------         ------------         ------------         ------------         ------------

   1,448,316            2,507,305            1,289,621            1,890,887            8,102,224            8,153,108
    (455,736)            (284,281)            (685,431)            (692,836)          (5,795,856)          (8,068,279)
     (34,360)            (199,359)             (12,847)             (93,909)            (608,974)            (437,721)
    (150,626)           1,670,197             (518,291)             349,025             (298,597)           1,180,710
------------         ------------         ------------         ------------         ------------         ------------

     807,594            3,693,862               73,052            1,453,167            1,398,797              827,818
------------         ------------         ------------         ------------         ------------         ------------

    (604,517)           2,553,783           (1,649,222)          (1,260,599)         (14,179,743)           4,680,016

   6,926,139            4,372,356            9,249,526           10,510,125           66,536,535           61,856,519
------------         ------------         ------------         ------------         ------------         ------------
$  6,321,622         $  6,926,139         $  7,600,304         $  9,249,526         $ 52,356,792         $ 66,536,535
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           ------------------------------------------------------------------------------------
                                           QUANTITATIVE                                                   SCIENCE AND
                                           MID CAP TRUST      REAL ESTATE SECURITIES TRUST              TECHNOLOGY TRUST
                                           ------------------------------------------------------------------------------------
                                           PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           DEC. 31/01*        DEC. 31/01        DEC. 31/00        DEC. 31/01        DEC. 31/00
                                           ------------      ------------      ------------      ------------      ------------
Income:
Net investment income during the year      $         --      $    746,285      $    725,501      $  1,203,870      $    875,644
Realized gain (loss) during the year               (395)         (395,929)         (368,039)       (8,654,548)        4,226,679
Unrealized appreciation (depreciation)
   during the year                               10,718           290,049         4,345,939        (5,654,641)      (19,928,665)
                                          ------------      ------------      ------------      ------------      ------------

Net increase (decrease) in assets from
   operations                                    10,323           640,405         4,703,401       (13,105,319)      (14,826,342)
                                           ------------      ------------      ------------      ------------      ------------
Changes from principal transactions:

    Transfer of net premiums                    163,892         2,755,868         2,709,003         6,810,840        11,215,089
    Transfer on terminations                       (800)       (3,131,725)       (1,866,577)       (2,006,086)       (2,826,592)

    Transfer on policy loans                         --          (157,802)         (245,678)         (163,297)         (405,481)
    Net interfund transfers                      60,539            99,125          (847,081)          798,743         9,680,246
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
    principal transactions                      223,631          (434,534)         (250,333)        5,440,200        17,663,262
                                           ------------      ------------      ------------      ------------      ------------

Total increase (decrease) in assets             233,954           205,871         4,453,068        (7,665,119)        2,836,920

Assets beginning of year                             --        23,496,035        19,042,967        29,296,160        26,459,240
                                           ------------      ------------      ------------      ------------      ------------
Assets end of year                         $    233,954      $ 23,701,906      $ 23,496,035      $ 21,631,041      $ 29,296,160
                                           ============      ============      ============      ============      ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
   SELECT                                                     SMALL COMPANY BLEND                   SMALL COMPANY VALUE
GROWTH TRUST            SMALL CAP INDEX TRUST                        TRUST                                 TRUST
-----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED       YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
DEC. 31/01**       DEC. 31/01        DEC. 31/00***       DEC. 31/01         DEC. 31/00         DEC. 31/01         DEC. 31/00
-----------        -----------        -----------        -----------        -----------        -----------        -----------
$        --        $    37,973        $     5,143        $    11,383        $   166,689        $     7,567        $     2,245
         34           (108,835)            (1,758)          (642,184)          (184,160)            24,674             93,029
      2,328              4,431            (10,171)           732,967           (603,705)           211,763             48,360
-----------        -----------        -----------        -----------        -----------        -----------        -----------

      2,362            (66,431)            (6,786)           102,166           (621,176)           244,004            143,634
-----------        -----------        -----------        -----------        -----------        -----------        -----------

         --            695,528             94,350            953,171          1,152,722          1,403,524            747,241
       (365)           (58,515)            (6,716)          (213,793)           (46,909)          (454,034)          (104,932)
         --             (2,104)            (3,396)            (3,343)           (27,509)           (89,164)            (9,018)
     28,875          1,682,151             78,092          1,358,981            954,977          1,656,901          1,241,872
-----------        -----------        -----------        -----------        -----------        -----------        -----------

     28,510          2,317,060            162,330          2,095,016          2,033,281          2,517,227          1,875,163
-----------        -----------        -----------        -----------        -----------        -----------        -----------

     30,872          2,250,629            155,544          2,197,182          1,412,105          2,761,231          2,018,797
         --            155,544                 --          1,793,734            381,629          3,119,400          1,100,603
-----------        -----------        -----------        -----------        -----------        -----------        -----------
$    30,872        $ 2,406,173        $   155,544        $ 3,990,916        $ 1,793,734        $ 5,880,631        $ 3,119,400
===========        ===========        ===========        ===========        ===========        ===========        ===========

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                ----------------------------------------------------------------------------
                                                 SMALL MID            SMALL MID CAP
                                                 CAP TRUST            GROWTH TRUST               STRATEGIC BOND TRUST
                                                ----------------------------------------------------------------------------
                                                PERIOD ENDED          PERIOD ENDED         YEAR ENDED             YEAR ENDED
                                                DEC. 31/01**          DEC. 31/01**         DEC. 31/01             DEC. 31/00
                                                -----------           -----------          -----------           -----------
Income:
Net investment income during the year           $         1           $        --          $   394,888           $   286,876
Realized gain (loss) during the year                     18                    --              (81,265)              (66,380)
Unrealized appreciation (depreciation)
   during the year                                    1,796                    55               15,518                61,320
                                                -----------           -----------          -----------           -----------
Net increase (decrease) in assets from
   operations                                         1,815                    55              329,141               281,816
                                                -----------           -----------          -----------           -----------
Changes from principal transactions:

    Transfer of net premiums                            925                    --            1,083,745             1,165,949
    Transfer on terminations                           (399)                   --             (553,860)             (235,557)
    Transfer on policy loans                             --                    --              (21,625)              (45,301)
    Net interfund transfers                          20,432                 6,755              100,755               304,387
                                                -----------           -----------          -----------           -----------

Net increase (decrease) in assets from
    principal transactions                           20,958                 6,755              609,015             1,189,478
                                                -----------           -----------          -----------           -----------

Total increase (decrease) in assets                  22,773                 6,810              938,156             1,471,294

Assets beginning of year                                 --                    --            4,952,630             3,481,336
                                                -----------           -----------          -----------           -----------
Assets end of year                              $    22,773           $     6,810          $ 5,890,786           $ 4,952,630
                                                ===========           ===========          ===========           ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
  STRATEGIC                STRATEGIC OPPORTUNITIES                     TACTICAL ALLOCATION           TELECOMMUNICATIONS
GROWTH TRUST                       TRUST                                     TRUST                          TRUST
------------         ---------------------------------         ---------------------------------         ------------
PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED         PERIOD ENDED          PERIOD ENDED
DEC. 31/01*           DEC. 31/01           DEC. 31/00           DEC. 31/01         DEC. 31/00***          DEC. 31/01*
------------         ------------         ------------         ------------         ------------         ------------
$         --         $  4,829,644         $  4,905,140         $      3,024         $     11,333         $         --
      (6,143)            (939,512)            (440,187)              (7,137)                 (20)                (773)

      (1,050)          (9,296,726)          (6,852,403)             (53,200)             (24,796)                (802)
------------         ------------         ------------         ------------         ------------         ------------

      (7,193)          (5,406,594)          (2,387,450)             (57,313)             (13,483)              (1,575)
------------         ------------         ------------         ------------         ------------         ------------

     132,161            6,338,370            5,698,436              168,737              270,846               10,085
     (15,101)          (3,388,636)          (2,255,941)             (42,733)              (7,090)              (1,870)
          --             (108,983)            (210,773)              (5,586)              (3,393)                  --
     530,756              (32,555)             333,630               72,993               70,288               56,963
------------         ------------         ------------         ------------         ------------         ------------

     647,816            2,808,196            3,565,352              193,411              330,651               65,178
------------         ------------         ------------         ------------         ------------         ------------

     640,623           (2,598,398)           1,177,902              136,098              317,168               63,603
          --           33,858,271           32,680,369              317,168                   --                   --
------------         ------------         ------------         ------------         ------------         ------------
$    640,623         $ 31,259,873         $ 33,858,271         $    453,266         $    317,168         $     63,603
============         ============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                -----------------------------------------------------------------------------
                                                                                                       TOTAL STOCK
                                                       TOTAL RETURN TRUST                          MARKET INDEX TRUST
                                                ---------------------------------           ---------------------------------
                                                YEAR ENDED            YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                DEC. 31/01            DEC. 31/00            DEC. 31/01           DEC. 31/00***
                                                -----------           -----------           -----------           -----------
Income:
Net investment income during the year           $   151,288           $    29,836           $    17,140           $     2,748
Realized gain (loss) during the year                268,978                 6,187              (100,210)                 (239)
Unrealized appreciation (depreciation)
   during the year                                  (81,071)              145,527               (34,713)              (22,955)
                                                -----------           -----------           -----------           -----------
Net increase (decrease) in assets from
   operations                                       339,195               181,550              (117,783)              (20,446)
                                                -----------           -----------           -----------           -----------
Changes from principal transactions:

    Transfer of net premiums                      1,878,907               800,492               871,757               199,595
    Transfer on terminations                       (306,084)              (68,577)             (125,929)               (9,092)
    Transfer on policy loans                           (732)              (48,429)              (11,062)                   --
    Net interfund transfers                       2,952,686             1,016,257             1,358,533               123,776
                                                -----------           -----------           -----------           -----------
Net increase (decrease) in assets from
    principal transactions                        4,524,777             1,699,743             2,093,299               314,279
                                                -----------           -----------           -----------           -----------

Total increase (decrease) in assets               4,863,972             1,881,293             1,975,516               293,833

Assets beginning of year                          2,360,830               479,537               293,833                    --
                                                -----------           -----------           -----------           -----------
Assets end of year                              $ 7,224,802           $ 2,360,830           $ 2,269,349           $   293,833
                                                ===========           ===========           ===========           ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
        U.S. GOVERNMENT                    U.S. LARGE CAP VALUE              UTILITIES
        SECURITIES TRUST                           TRUST                       TRUST                     VALUE TRUST
-------------------------------       -------------------------------       ------------       -------------------------------
 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED
 DEC. 31/01         DEC. 31/00         DEC. 31/01         DEC. 31/00         DEC. 31/01*        DEC. 31/01         DEC. 31/00
------------       ------------       ------------       ------------       ------------       ------------       ------------
$    358,458       $    319,991       $     93,316       $     30,478       $        466       $    393,971       $         --
       6,248            (33,921)            22,912              2,018             (1,344)           245,518           (204,029)
      76,680            189,826           (309,297)            35,510            (15,058)          (370,126)         1,955,231
------------       ------------       ------------       ------------       ------------       ------------       ------------

     441,386            475,896           (193,069)            68,006            (15,936)           269,363          1,751,202
------------       ------------       ------------       ------------       ------------       ------------       ------------

   2,243,613          1,442,818          3,065,164          3,097,133             41,489          3,138,784          1,668,925
    (522,634)          (420,953)          (705,239)          (306,562)            (3,751)        (1,041,187)          (372,336)
     (29,512)             1,677             (5,200)            (6,546)                --           (100,503)          (118,965)
   1,043,244           (710,743)         1,630,192          2,799,989             71,319          3,077,899          1,097,532
------------       ------------       ------------       ------------       ------------       ------------       ------------

   2,734,711            312,799          3,984,917          5,584,014            109,057          5,074,993          2,275,156
------------       ------------       ------------       ------------       ------------       ------------       ------------

   3,176,097            788,695          3,791,848          5,652,020             93,121          5,344,356          4,026,358
   5,347,411          4,558,716          7,545,950          1,893,930                 --          9,109,405          5,083,047
------------       ------------       ------------       ------------       ------------       ------------       ------------
$  8,523,508       $  5,347,411       $ 11,337,798       $  7,545,950       $     93,121       $ 14,453,761       $  9,109,405
============       ============       ============       ============       ============       ============       ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                        SUB-ACCOUNT
                                             ----------------------------------
                                                     500 INDEX TRUST                                 TOTAL
                                             ----------------------------------        ----------------------------------
                                              YEAR ENDED          PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                              DEC. 31/01          DEC. 31/00***         DEC. 31/01           DEC. 31/00
                                             -------------        -------------        -------------        -------------
Income:
Net investment income during the year        $     102,526        $      11,246        $  44,389,613        $  51,387,171
Realized gain (loss) during the year              (372,741)             (16,940)         (33,338,270)          22,080,244
Unrealized appreciation (depreciation)
   during the year                                (439,691)            (273,894)        (115,320,231)        (115,641,365)
                                             -------------        -------------        -------------        -------------
Net increase (decrease) in assets from
   operations                                     (709,906)            (279,588)        (104,268,888)         (42,173,950)
                                             -------------        -------------        -------------        -------------
Changes from principal transactions:

    Transfer of net premiums                     6,226,392            3,899,444          211,514,608          214,068,040
    Transfer on terminations                      (643,218)            (203,952)         (78,331,448)         (70,163,910)
    Transfer on policy loans                        (7,178)             (18,727)          (5,224,156)          (7,067,602)
    Net interfund transfers                      3,290,126            1,953,381           (1,064,286)             275,952
                                             -------------        -------------        -------------        -------------
Net increase (decrease) in assets from
    principal transactions                       8,866,122            5,630,146          126,894,718          137,112,480
                                             -------------        -------------        -------------        -------------

Total increase (decrease) in assets              8,156,216            5,350,558           22,625,830           94,938,530

Assets beginning of year                         5,350,558                   --          778,688,317          683,749,787
                                             -------------        -------------        -------------        -------------
Assets end of year                           $  13,506,774        $   5,350,558        $ 801,314,147        $ 778,688,317
                                             =============        =============        =============        =============

*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

                          Notes to Financial Statements

                                December 31, 2001

1. ORGANIZATION

The Manufacturers Life Insurance Company of America Separate Account Three (the Account) is a separate account established by The Manufacturers Life Insurance Company of America (the Company). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended and has sixty-seven investment sub-accounts. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust (Trust) portfolio. The Trust is an open-end management investment company, commonly known as a mutual fund, which is not offered to the public but sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Account is a funding vehicle for allocation of net premiums under single premium variable life and variable universal life insurance contracts (the Contracts) issued by the Company. The Account was established by the Company, a life insurance company organized in 1983 under Michigan law. The Company is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company (Manulife Financial), a Canadian life insurance company. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the variable contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, the following sub-accounts of the Account have been renamed as follows:

           PREVIOUS NAME                            NEW NAME                         EFFECTIVE DATE
           -------------                            --------                         --------------
        Mid Cap Blend Trust              Strategic Opportunities Trust                May 1, 2001
        Mid Cap Growth Trust                  All Cap Growth Trust                    May 2, 2000

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

1. ORGANIZATION (CONTINUED)

The following sub-accounts of the Account were added as investment options for variable life insurance contract holders of the Company:

                                                    Commencement of
                                                   Operations of the
                                                      Sub-accounts
                                                   -----------------
All Cap Value Trust                                    May 1, 2001
Capital Appreciation Trust                             May 1, 2001
Capital Opportunities Trust                            May 1, 2001
Core Value Trust                                     July 16, 2001
Dynamic Growth Trust                                   May 2, 2000
Financial Services Trust                               May 1, 2001
Fundamental Value Trust                                May 1, 2001
Global Equity Select Trust                           July 16, 2001
Health Sciences Trust                                  May 1, 2001
High Grade Bond Trust                                July 16, 2001
International Equity Select Trust                    July 16, 2001
International Index Trust                              May 2, 2000
Internet Technologies Trust                            May 2, 2000
Mid Cap Growth Trust                                   May 1, 2001
Mid Cap Index Trust                                    May 2, 2000
Mid Cap Opportunities Trust                            May 1, 2001
Mid Cap Value Trust                                    May 1, 2001
Quantitative Mid Cap Trust                             May 1, 2001
Select Growth Trust                                  July 16, 2001
Small Cap Index Trust                                  May 2, 2000
Small Mid Cap Trust                                  July 16, 2001
Small Mid Cap Growth Trust                           July 16, 2001
Strategic Growth Trust                                 May 1, 2001
Tactical Allocation Trust                              May 2, 2000
Telecommunications Trust                               May 1, 2001
Total Stock Market Index Trust                         May 2, 2000
Utilities Trust                                        May 1, 2001
500 Index Trust                                        May 2, 2000

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

Investments of each sub-account are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from these estimates.

3. CONTRACT CHARGES

The Company deducts certain charges from gross premium before placing the remaining net premiums in the sub-account. In the event of a surrender, surrender charges may be made by the Company to cover sales expenses and administrative expenses associated with underwriting the policy issue. Each month a deduction consisting of an administrative charge, a charge for cost of insurance, a charge for mortality and expense risk and charges for supplementary benefits is deducted from the policy value.

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

4. PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                               PURCHASES                SALES
                                             ------------           ------------
SUB-ACCOUNTS:
  Aggressive Growth Trust                    $  2,681,136           $    887,200
  All Cap Growth Trust                          7,266,712              3,230,071
  All Cap Value Trust                             454,817                 55,020
  Balanced Trust                                3,648,646              4,046,842
  Blue Chip Growth Trust                       12,120,297              3,301,472
  Capital Appreciation Trust                      316,209                 14,910
  Capital Opportunities Trust                     376,180                 16,154
  Core Value Trust                                 47,258                    566
  Diversified Bond Trust                        3,680,033                377,886
  Dynamic Growth Trust                          1,578,785                282,734
  Emerging Small Company Trust                  8,026,635              7,396,313
  Equity Income Trust                          10,963,854              2,759,345
  Equity Index Trust                            8,716,592              6,856,326
  Financial Services Trust                        374,872                 63,678
  Fundamental Value Trust                       2,069,941                 21,048
  Global Bond Trust                               634,623                 95,593
  Global Equity Trust                          12,640,379              9,466,681
  Global Equity Select Trust                       11,989                    342
  Growth Trust                                  4,664,906              2,835,095
  Growth & Income Trust                        10,764,545              2,597,509
  Health Sciences Trust                           991,784                 19,320
  High Grade Bond Trust                           167,307                  3,150
  High Yield Trust                              6,058,178              3,699,731
  Income and Value Trust                        3,030,660                523,647
  International Equity Select Trust                11,498                     69
  International Index Trust                       816,546                 95,771
  International Small Cap Trust                17,320,080             17,508,105
  International Stock Trust                    20,859,129             18,370,833
  International Value Trust                     7,314,612              5,475,127
  Internet Technologies Trust                     618,828                137,288
  Investment Quality Bond Trust                 6,872,691              4,073,667
  Large Cap Growth Trust                        6,088,912                884,902
  Lifestyle Aggressive 1000 Trust               2,106,322                359,102
  Lifestyle Balanced 640 Trust                  6,188,555                800,929
  Lifestyle Conservative 280 Trust                528,250                301,340
  Lifestyle Growth 820 Trust                    9,549,083              3,100,950
  Lifestyle Moderate 460 Trust                  1,242,353                290,460
  Mid Cap Growth Trust                            586,214                 23,217
  Mid Cap Index Trust                           3,418,427              1,426,866
  Mid Cap Opportunities Trust                     544,867                  6,383
  Mid Cap Stock Trust                           2,348,462                473,523
  Mid Cap Value Trust                           1,716,049                 85,475
  Money Market Trust                          119,942,122             99,885,286
  Overseas Trust                               25,659,528             24,259,928
  Pacific Rim Emerging Markets Trust            8,586,849              8,480,845
  Quantitative Equity Trust                    16,537,979              6,546,771

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



4. PURCHASES AND SALES (CONTINUED)

                                                PURCHASES              SALES
                                              ------------          ------------
SUB-ACCOUNTS:
    Quantitative Mid Cap Trust                     225,091                 1,460
    Real Estate Securities Trust                 4,207,957             3,896,207
    Science & Technology Trust                  14,155,526             7,511,456
    Select Growth Trust                             28,752                   241
    Small Cap Index Trust                        4,256,591             1,901,557
    Small Company Blend Trust                    3,581,541             1,475,142
    Small Company Value Trust                    4,242,622             1,717,828
    Small Mid Cap Trust                             21,227                   268
    Small Mid Cap Growth Trust                       6,755                    --
    Strategic Bond Trust                         1,886,854               882,951
    Strategic Growth Trust                         682,838                35,021
    Strategic Opportunities Trust               10,656,061             3,018,221
    Tactical Allocation Trust                      231,107                34,673
    Telecommunications Trust                        66,501                 1,323
    Total Return Trust                           7,406,206             2,730,142
    Total Stock Market Index Trust               3,431,768             1,321,329
    U.S. Government Securities Trust             5,051,630             1,958,461
    U.S. Large Cap Value Trust                   4,751,246               673,013
    Utilities Trust                                116,995                 7,472
    Value Trust                                  8,440,039             2,971,074
    500 Index Trust                             10,605,619             1,636,971
                                              ------------          ------------
Total                                         $444,196,620          $272,833,181
                                              ============          ============

5. FINANCIAL HIGHLIGHTS

                                                                                                        FOR THE YEAR ENDED
                                               AT DECEMBER 31, 2001                                      DECEMBER 31, 2001
                                            ---------------------------------------------------------------------------------
                                                                                                      INVESTMENT
                                                                 UNIT              NET                  INCOME          TOTAL
                                              UNITS              VALUE            ASSETS                RATIO*         RETURN**
                                            ---------------------------------------------------------------------------------
SUB-ACCOUNTS:
    Aggressive Growth Trust                   457,854          $ 15.37          $ 7,037,748               --           -25.98%
    All Cap Growth Trust                      890,563            19.27           17,159,871               --           -23.77%
    All Cap Value Trust+                       33,810            12.61              426,415             0.04%             0.90%
    Balanced Trust                          1,289,838            24.01           30,975,672             2.19%          -10.20%
    Blue Chip Growth Trust                  1,766,660            20.45           36,125,334               --           -14.61%
    Capital Appreciation Trust+                27,016            11.10              299,845               --           -11.21%
    Capital Opportunities Trust+               33,938            10.70              363,137               --           -14.40%
    Core Value Trust++                          4,163            11.90               49,540               --            -4.81%
    Diversified Bond Trust                    429,951            15.44            6,638,730             5.48%             7.09%
    Dynamic Growth Trust                      414,500             4.77            1,976,588             0.17%          -40.24%
    Emerging Small Company Trust            1,260,898            55.71           70,245,302               --           -22.24%
    Equity Income Trust                     1,655,611            19.04           31,529,986             1.64%             1.29%
    Equity Index Trust                      3,430,166            18.92           64,913,790             1.03%          -12.26%
    Financial Services Trust+                  27,008            11.63              314,189             0.08%           -6.93%

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



5. FINANCIAL HIGHLIGHTS (CONT'D)

                                                     ------------------------------------------------------------------------
                                                                                                       INVESTMENT
                                                                        UNIT            NET              INCOME         TOTAL
                                                       UNITS            VALUE          ASSETS            RATIO*        RETURN**
                                                     ------------------------------------------------------------------------
SUB-ACCOUNTS:
     Fundamental Value Trust+                          174,799          11.73         2,050,391             --          -6.16%
     Global Bond Trust                                  93,604          13.57         1,269,754             --           0.53%
     Global Equity Trust                               670,651          15.98        10,715,183           2.45%        -16.09%
     Global Equity Select Trust++                        1,073          12.20            13,095             --          -2.40%
     Growth Trust                                    1,000,241          14.56        14,561,330             --         -21.37%
     Growth and Income Trust                         2,674,526          19.33        51,711,198           0.41%        -11.28%
     Health Sciences Trust+                             75,141          13.54         1,017,414             --           8.32%
     High Grade Bond Trust++                            12,296          12.90           158,625           2.79%          3.21%
     High Yield Trust                                  466,497          13.23         6,171,637           9.19%         -5.47%
     Income and Value Trust                            503,442          16.44         8,275,552           2.68%          0.98%
     International Equity Select Trust++                   969          12.02            11,647             --          -3.84%
     International Index Trust                          88,736           8.74           775,973           1.22%        -22.41%
     International Small Cap Trust                     349,581          12.77         4,463,179             --         -31.10%
     International Stock Trust                       1,880,342          11.86        22,300,841           0.20%        -21.53%
     International Value Trust                         299,711          10.93         3,276,153           1.02%         -9.97%
     Internet Technologies Trust                       218,501           3.79           828,119             --         -46.09%
     Investment Quality Bond Trust                   1,740,743          17.04        29,654,435           5.47%          7.33%
     Large Cap Growth Trust                          1,103,220          13.69        15,099,204             --         -17.81%
     Lifestyle Aggressive 1000 Trust                   376,673          14.10         5,311,159           0.37%        -13.67%
     Lifestyle Balanced 640 Trust                      855,914          16.36        14,004,976           2.55%         -4.71%
     Lifestyle Conservative 280 Trust                   25,748          17.50           450,589           3.89%          3.30%
     Lifestyle Growth 820 Trust                      1,669,794          15.55        25,961,272           1.40%         -8.97%
     Lifestyle Moderate 460 Trust                      142,884          16.92         2,416,964           3.30%         -1.09%
     Mid Cap Growth Trust+                              52,743          10.47           552,215             --         -16.24%
     Mid Cap Index Trust                               189,985          13.16         2,500,541           0.85%         -1.73%
     Mid Cap Opportunities Trust+                       55,599          10.59           588,792             --         -15.28%
     Mid Cap Stock Trust                               330,092          10.77         3,555,087             --         -10.99%
     Mid Cap Value Trust+                              130,318          13.09         1,705,795           0.74%          4.72%
     Money Market Trust                              3,996,981          21.01        83,955,822           3.59%          3.59%
     Overseas Trust                                    519,934          12.16         6,321,622           0.27%        -21.10%
     Pacific Rim Emerging Markets Trust              1,041,091           7.30         7,600,304           0.41%        -18.58%
     Quantitative Equity Trust                       1,203,842          43.49        52,356,792           0.30%        -22.95%
     Quantitative Mid Cap Trust+                        22,937          10.20           233,954             --         -18.40%
     Real Estate Securities Trust                      603,342          39.28        23,701,906           3.75%          3.15%
     Science and Technology Trust                    1,388,634          15.58        21,631,041             --         -41.25%
     Select Growth Trust++                               2,599          11.88            30,872             --          -4.96%
     Small Cap Index Trust                             202,574          11.88         2,406,173           1.85%          1.41%
     Small Company Blend Trust                         316,717          12.60         3,990,916             --          -2.30%
     Small Company Value Trust                         565,676          10.40         5,880,631           0.17%          6.54%
     Small Mid Cap Trust++                               1,906          11.95            22,773           0.01%         -4.40%
     Small Mid Cap Growth Trust++                          612          11.13             6,810             --         -10.96%
     Strategic Bond Trust                              366,019          16.09         5,890,786           7.96%          6.25%
     Strategic Growth Trust+                            58,133          11.02           640,623             --         -11.84%
     Strategic Opportunities Trust                   2,079,350          15.03        31,259,873           0.50%        -15.25%

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



5. FINANCIAL HIGHLIGHTS (CONT'D)

                                              ----------------------------------------------------------------------------
                                                                                                   INVESTMENT
                                                                  UNIT             NET               INCOME          TOTAL
                                                UNITS             VALUE           ASSETS             RATIO*         RETURN**
                                              ----------------------------------------------------------------------------
SUB-ACCOUNTS:
    Tactical Allocation Trust                    43,247           10.48            453,266            0.11%         -13.39%
    Telecommunications Trust+                     8,021            7.93             63,603              --          -36.56%
    Total Return Trust                          486,338           14.86          7,224,802            3.59%           8.28%
    Total Stock Market Index Trust              227,808            9.96          2,269,349            0.92%         -11.41%
    U.S. Government Securities Trust            602,920           14.14          8,523,508            4.75%           7.03%
    U.S. Large Cap Value Trust                  881,525           12.86         11,337,798            0.38%          -2.55%
    Utilities Trust+                              9,963            9.35             93,121            1.05%         -25.22%
    Value Trust                                 812,349           17.79         14,453,761            0.53%           3.42%
    500 Index Trust                           1,363,591            9.91         13,506,774            0.84%         -12.37%

     * These ratios represent the dividends, excluding distributions of capital gains, distributed by the Trust portfolio, net of management fees and expenses assessed by the fund manager, divided by the average net assets of respective Trust portfolio, which approximates the ratio of dividends, excluding distribution of capital gains, received by the sub-account of the Account, net of management fees and expenses assessed by the fund manager, divided by the average unit value. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Trust portfolio in which the sub-accounts invest.
     ** These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction to unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
     + Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
     ++ Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

6. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly owned subsidiary of Manulife Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement with the Company. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws sell the Contracts. Registered representatives are compensated on a commission basis.

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



6. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.) ("Manulife U.S.A."), which can be terminated by either party upon two months notice. Under this Agreement, the Company pays for legal, actuarial, investment and certain other administrative services.

7. SUBSEQUENT EVENT

Effective January 1, 2002, the Company transferred all of its variable business to Manulife U.S.A. via an assumption reinsurance agreement. As a result, products originally sold and administered under the name of the Company will be offered and administered under the name of Manulife U.S.A. As such and effective January 1, 2002, the Account will be known as The Manufacturers Life Insurance Company U.S.A. Separate Account A.

Also, effective January 1, 2002, ManEquity, Inc. was merged into Manulife Financial Securities LLC. Manulife Financial Securities LLC, a subsidiary of Manulife U.S.A., will carry on the business of ManEquity, Inc.

                             THE MANUFACTURERS LIFE

                                INSURANCE COMPANY

                                     (U.S.A.)

                              AUDITED CONSOLIDATED

                              FINANCIAL STATEMENTS

                                   YEARS ENDED

                        DECEMBER 31, 2001, 2000 AND 1999

                           [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS...............................................1


AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS.............................................2

     CONSOLIDATED STATEMENTS OF INCOME.......................................3

     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS...............4

     CONSOLIDATED STATEMENTS OF CASH FLOWS...................................5

     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS..............................6

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2001, the Company changed its accounting for certain investments.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
March 22, 2002

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

As at December 31 ($ millions)
ASSETS                                                                                 2001                      2000
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2001  $9,656  ; 2000 $9,580)               $   10,108                $   9,797
       Equity (cost: 2001 $889 ; 2000 $707)                                              845                      852
Mortgage loans                                                                         1,675                    1,539
Real estate                                                                              969                       986
Policy loans                                                                           2,226                    1,998
Short-term investments                                                                   539                      715
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $   16,362                $  15,887
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                         $      109                $      98
Deferred acquisition costs                                                             2,302                    2,066
Deferred income taxes                                                                     79                      125
Due from affiliates                                                                      508                      511
Amounts recoverable from reinsurers                                                      767                      572
Other assets                                                                             641                      757
Separate account assets                                                               30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $   50,985                $  49,697
======================================================================================================================
 LIABILITIES, CAPITAL AND SURPLUS
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                             $   17,415                $  16,240
Note payable                                                                             200                      200
Due to affiliate                                                                         250                      250
Other liabilities                                                                        601                      778
Separate account liabilities                                                          30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $   48,683                $  47,149
======================================================================================================================
CAPITAL AND SURPLUS:
Capital stock                                                                     $        5                $       5
Retained earnings                                                                      2,176                    2,260
Accumulated other comprehensive income                                                   121                      283
----------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                                         $    2,302                $   2,548
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                            $   50,985                $  49,697
======================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                                       2001             2000           1999
------------------------------------------------------------------------------------------------------------------------
REVENUE:

     Premiums                                                                   $  794          $    814       $    881
     Fee income                                                                    903               958            746
     Net investment income                                                       1,115             1,135          1,121
     Realized investment gains                                                      35               137             27
     Other                                                                          12                --              5
------------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                   $2,859          $  3,044       $  2,780
------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:

     Policyholder benefits and claims                                           $1,567          $  1,535       $  1,429
     Operating expenses and commissions                                            600               617            494
     Amortization of deferred acquisition costs                                    277               180             40
     Interest expense                                                               30                19              8
     Policyholder dividends                                                        348               339            323
     Minority interest expense                                                      --                16             16
------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                     $2,822          $  2,706       $  2,310
------------------------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                                          37               338            470
------------------------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                                        (4)               90            177
------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                      $   41          $    248       $    293
========================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                    ACCUMULATED
                                                                                       OTHER           TOTAL
  FOR THE YEARS ENDED DECEMBER 31                     CAPITAL    RETAINED           COMPREHENSIVE    CAPITAL AND
  ($ millions)                                         STOCK     EARNINGS           INCOME (LOSS)      SURPLUS
-----------------------------------------------------------------------------------------------------------------
  BALANCE AT JANUARY 1, 1999                           $  5          $1,697             $ 149         $ 1,851
  Comprehensive income                                   --             293               (21)            272
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                           $  5          $1,990             $ 128         $ 2,123
-----------------------------------------------------------------------------------------------------------------
  Comprehensive income                                   --             248               155             403
  Contributed surplus                                    --              22                --              22
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2000                           $  5          $2,260             $ 283         $ 2,548
  Comprehensive income                                   --              41              (162)           (121)
  Dividend to shareholder                                --            (125)               --            (125)
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2001                           $  5          $2,176             $ 121         $ 2,302
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                            2001                 2000           1999
-----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:

Net Income                                                           $     41           $     248       $    293
Adjustments to reconcile net income to net cash provided by
operating activities:
     Additions to policyholder liabilities and accruals                   442                 330            404
     Deferred acquisition costs                                          (538)               (590)          (463)
     Amortization of deferred acquisition costs                           277                 180             40
     Amounts recoverable from reinsurers                                  (91)                 23            334
     Realized investment gains                                            (35)               (137)           (27)
     Decreases to deferred income taxes                                    60                  34            194
     Amounts due from affiliates                                            3                 259             22
     Other assets and liabilities, net                                    (38)               (244)           258
     Other, net                                                             3                 (62)            58
-----------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                            $    124           $      41       $  1,113
-----------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                    $  9,976           $   6,584       $  4,302
Fixed-maturity securities purchased                                   (10,031)             (6,792)        (4,763)
Equity securities sold                                                    412               1,185            303
Equity securities purchased                                              (587)             (1,012)          (349)
Mortgage loans advanced                                                  (334)               (187)          (148)
Mortgage loans repaid                                                     200                 274            314
Real estate sold                                                           42                 101             54
Real estate purchased                                                     (29)                (58)          (219)
Policy loans advanced, net                                               (228)               (155)          (133)
Short-term investments                                                    176                (431)          (251)
Separate account seed money                                                --                  --             32
Other investments, net                                                    (26)                196           (355)
-----------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                $   (429)          $    (295)      $ (1,213)
-----------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder account balances      $  1,934           $   1,336       $  1,263
Withdrawals from policyholder account balances                         (1,532)             (1,579)          (987)
Amounts due to affiliates                                                 150                 250             --
Principal repayment of amounts due to affiliates                         (150)                 --             --
Net reinsurance recoverable (payable)                                      39                  87           (158)
Dividend to shareholder                                                  (125)                 --             --
Borrowed funds                                                             --                 107             50
-----------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                            $    316           $     201       $    168
-----------------------------------------------------------------------------------------------------------------
CASH:
Increase (decrease) during the year                                        11                 (53)            68
Balance, beginning of year                                                 98                 151             83
-----------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                 $    109           $      98       $    151
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirectly wholly-owned subsidiary of Manulife Financial Corporation, a Canadian-based publicly traded company. Manulife Financial Corporation ("MFC") and its subsidiaries are collectively known as "Manulife Financial". ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of insurance and wealth management related products. These products are offered both on an individual and group basis and are marketed primarily in the United States.

         In December of 2000 through an issuance of shares, the Company acquired the remaining 21.6% minority interest in Manulife-Wood Logan Holding Co. Inc ("MWLH"), a subsidiary of the Company, from MRL Holding, LLC ("MRL-LLC"), an affiliated company. As this was a related party transaction, the purchase was accounted for at MRL-LLC's carrying value and no goodwill was generated.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying consolidated financial statements of ManUSA have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include accounts and operations, after intercompany eliminations, of ManUSA and its subsidiaries.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     b)  RECENT ACCOUNTING STANDARDS

         In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets". SFAS No. 141 requires the purchase method of accounting to be used for all future business combinations. SFAS No. 142 eliminates the practice of amortizing goodwill through periodic charges to earnings and establishes a new methodology for recognizing and measuring goodwill and other intangible assets. Under this new accounting standard, the Company will cease goodwill amortization effective January 1, 2002. The Company is currently considering the other provisions of the new standard. The impact of adopting these two standards on the Company's financial statements is not expected to be material.

         EITF Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets", applies to all securities, purchased or retained, which represent beneficial interests in securitized assets, unless they meet certain exception criteria. Such securities include many collateralized mortgage, bond, debt and loan obligations, mortgage-backed securities, and asset-backed securities. EITF 99-20 significantly changes the method of assessing "other than temporary impairments" and for recognizing interest income. A decline in fair value below the "amortized cost" basis is considered to be an other than temporary impairment whenever there is an adverse change in the amount or timing of cash flows to be received, regardless of the resulting yield, unless the decrease is solely a result of changes in market interest rates. Interest income is based on prospective estimates of future cash flows. EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. We reviewed all applicable securities held by the Company since April 1, 2001 and deemed the impact of this new accounting clarification as immaterial.

     c)  INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the income statement.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. Certain changes in assumptions regarding the variable annuity product line were made which refined the amortization pattern. DAC associated with all other insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and if not recoverable, is immediately expensed.

     f)  POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net unrealized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.0%. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 69.1%.

         For participating policies inforce as of September 23, 1999, the demutualization of The Manufacturers Life Insurance Company ("MLT"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as separate "closed block" of business. As at December 31, 2001, $7,441 (2000 - $7,048) of both assets and actuarial liabilities related to the participating policyholders' account are included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2001.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     h)  REVENUE RECOGNITION

         Premiums on long-duration life insurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consist of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on ex-dividend dates.

     i)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

     j)  REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsures and pertaining to policyholder liabilities is presented as a separate asset on the balance sheet. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

     k)  INCOME TAX

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its direct parent, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), its indirect parent, The Manufacturers Investment Corporation ("MIC"), and its subsidiary, The Manufacturers Life Insurance Company of America ("MLA"), in filing a U.S. consolidated income tax return as a life insurance group under the provisions of the Internal Revenue Service. A separate life insurance group for certain of ManUSA's subsidiaries is also in place. In accordance with the income tax-sharing agreements, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies within the two groups filed separate income tax returns. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

     l)  FOREIGN EXCHANGE

         The balance sheet and statement of income of the Company's foreign operations as well as non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date and average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

     m)  DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Both sets of changes are recorded through income. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is recorded in other comprehensive income and reclassified into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net losses of $4 after tax, included in other comprehensive income as at December 31, 2001, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

     n)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2001, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                    GROSS            GROSS
                                            AMORTIZED COST        UNREALIZED        UNREALIZED        FAIR VALUE
          AS AT DECEMBER 31                                         GAINS            LOSSES
          ($ millions)                        2001      2000     2001    2000     2001     2000     2001      2000
          ----------------------------------------------------------------------------------------------------------
          FIXED-MATURITY SECURITIES:

          U.S. government                   $1,963    $1,240      $65    $103    $ (9)    $ --   $ 2,019    $1,343
          Foreign governments                1,290     1,730      169     204      (2)      --     1,457     1,934
          Corporate                          5,728     5,561      297     111     (98)    (215)    5,927     5,457
          Asset - backed                       675     1,049       32      21      (2)      (7)      705     1,063
          ----------------------------------------------------------------------------------------------------------
          TOTAL FIXED-MATURITY
          SECURITIES                         9,656     9,580      563     439    (111)    (222)   10,108     9,797
          ----------------------------------------------------------------------------------------------------------
          EQUITY SECURITIES                  $ 889     $ 707     $ 93    $210  $ (137)    $(65)    $ 845     $ 852
          ----------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2001 were $10,063 (2000 - $6,584 and 1999 - $4,302). Gross gains and losses of
         $225 and $98 respectively, were realized on those sales (2000 - $71 and $242 respectively, 1999 - $49 and $167 respectively).

     Proceeds from the sale of equity securities during 2001 were $412 (2000 - $1,185 and 1999 - $303). Gross gains and losses of $20 and $31 respectively, were realized on those sales (2000 - $319 and $60 respectively, 1999 - $84 and $39 respectively).

     The contractual maturities of fixed-maturity securities at December 31, 2001 are shown below.

AS AT DECEMBER 31, 2001
($ millions)                                                         AMORTIZED COST      FAIR VALUE
----------------------------------------------------------------------------------------------------
Fixed-maturity securities, excluding mortgage-backed securities:
     One year or less                                                 $        230      $        242
     Greater than 1; up to 5 years                                           1,310             1,342
     Greater than 5; up to 10 years                                          2,930             3,022
     Due after 10 years                                                      4,511             4,797
Asset - backed securities                                                      675               705
----------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES                                       $      9,656      $     10,108
----------------------------------------------------------------------------------------------------

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b)   MORTGAGE LOANS

     Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowance for mortgage loan losses were as follows:


AS AT DECEMBER 31
($ millions)                                     2001            2000
-----------------------------------------------------------------------
IMPAIRED LOANS                                   $  79           $  80
-----------------------------------------------------------------------
Allowance, January 1                             $  51           $  57

Deductions                                          (1)             (6)
-----------------------------------------------------------------------
ALLOWANCE, DECEMBER 31                           $  50           $  51
-----------------------------------------------------------------------

c)   INVESTMENT INCOME

     Income by type of investment was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001          2000          1999
-----------------------------------------------------------------------
Fixed-maturity securities           $   698       $   727       $   726

Equity securities                        42            60            18

Mortgage loans                          128           126           149

Investment real estate                   81            95            71

Other investments                       200           184           195
-----------------------------------------------------------------------
Gross investment income               1,149         1,192         1,159

Investment expenses                     (34)          (57)          (38)
-----------------------------------------------------------------------
NET INVESTMENT INCOME               $ 1,115       $ 1,135       $ 1,121
-----------------------------------------------------------------------

    d)   SIGNIFICANT EQUITY INTERESTS


         ManUSA holds a 27.7% (2000 - 22.4%) indirect interest in Flex Leasing I, LLC and a 19.6% direct interest in Flex Leasing II, LLC. These investments are accounted for using the equity method whereby ManUSA would recognize its proportionate share of the respective investee's net income or loss. As at December 31, 2001, the sum of total assets for both these investees was $396 (2000 - $392), with total liabilities amounting to $295 (2000 - $288). For the year ended December 31, 2001, total net loss for both these investees amounted to $4 (2000 - net income of $1).


4.       COMPREHENSIVE INCOME

    a)   Total comprehensive income was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                 2001        2000        1999
-----------------------------------------------------------------------------------------
NET INCOME                                                  $  41       $ 248       $ 293
-----------------------------------------------------------------------------------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAX:
  Unrealized holding (losses) gains arising during the
  year                                                       (146)         69          (4)
    Foreign currency translation                              (13)         (3)          1
    Less:
   Reclassification adjustment for realized gains and
   losses included in net income                                3         (89)         18
-----------------------------------------------------------------------------------------
Other comprehensive (loss) income                            (162)        155         (21)
-----------------------------------------------------------------------------------------
COMPREHENSIVE (LOSS) INCOME                                 $(121)      $ 403       $ 272
=========================================================================================

         Other comprehensive (loss) income is reported net of tax (benefit) expense of ($81), $87, and $30 for 2001, 2000 and 1999, respectively.

         Accumulated other comprehensive income is comprised of the following:

AS AT DECEMBER 31
($ millions)                                 2001        2000
-------------------------------------------------------------
UNREALIZED GAINS :
     Beginning balance                      $ 290       $ 132
     Current period change                   (149)        158
-------------------------------------------------------------
     Ending balance                         $ 141       $ 290
-------------------------------------------------------------
FOREIGN CURRENCY:
     Beginning balance                      $  (7)      $  (4)
     Current period change                    (13)         (3)
-------------------------------------------------------------
     Ending balance                         $ (20)      $  (7)
-------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME      $ 121       $ 283
=============================================================

    b)   UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains (losses) on fixed-maturity and equity securities included in other comprehensive income were as follows:


AS AT DECEMBER 31
($ millions)                                                 2001        2000
------------------------------------------------------------------------------
Gross unrealized gains                                      $ 656       $ 648

Gross unrealized losses                                      (248)       (286)

DAC and other amounts required to satisfy policyholder
      liabilities                                            (191)         39

Deferred income taxes                                         (76)       (111)
------------------------------------------------------------------------------
NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE       $ 141       $ 290
==============================================================================

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                         2001          2000
-----------------------------------------------------------------------
Balance, January 1                                $ 2,066       $ 1,631
Capitalization                                        538           590
Amortization                                         (277)         (180)
Effect of net unrealized gains on securities
       available-for-sale                             (25)           25
=======================================================================
BALANCE, DECEMBER 31                              $ 2,302       $ 2,066
=======================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000       1999
-----------------------------------------------------------------
Current (benefit) expense            $ (64)      $  56      $ (17)

Deferred expense                        60          34        194
-----------------------------------------------------------------
TOTAL (BENEFIT) EXPENSE              $  (4)      $  90      $ 177
=================================================================

         Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         The Company's deferred income tax asset (liability), which results from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                2001      2000      1999
------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves               $682      $630      $635

     Investments                                               1        --        --

     Policyholder dividends payable                           13        11         9

     Net capital loss                                         --         6        --

     Net operating loss                                       87        41        --

     Other deferred tax assets                                37        19        --
------------------------------------------------------------------------------------
Deferred tax assets                                         $820      $707      $644
------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                             $412      $340      $244

     Unrealized gains on securities available-for-sale       163       140       189

     Premiums receivable                                      16        13        14

     Investments                                             112        47        14

     Other deferred tax liabilities                           38        42        32
------------------------------------------------------------------------------------
Deferred tax liabilities                                    $741      $582      $493
------------------------------------------------------------------------------------
NET DEFERRED TAX ASSETS                                     $ 79      $125      $151
====================================================================================

         The Company files a consolidated federal income tax return for all its subsidiaries except for The Manufacturers Life Insurance Company of North America ("MNA") and The Manufacturers Life Insurance Company of New York ("MNY"). MNA and MNY file a separate consolidated federal income tax return. ManUSA and its subsidiaries file separate state income tax returns. The method of allocation among the companies is subject to a written tax sharing agreement under which the tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries or affiliates. Such settlements occur on a periodic basis.

         At December 31, 2001, the Company has operating loss carry forwards of $249 that will begin to expire in 2011.

7.       NOTE PAYABLE

         On December 29, 1997, the Company issued a surplus debenture for $200 plus interest at 7.93% per annum to MIC. The surplus debenture matures on February 1, 2022. Except in the event of insolvency or wind-up of the Company, the instrument may not be redeemed by the Company during the period of five years from date of issue without the approval of the Office of the Superintendent of Financial Institutions of Canada. Interest accrued and expensed was $16 for each of 2001, 2000, and 1999. Interest paid was $16, $9, and $16 for 2001, 2000, and 1999, respectively.
8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:


AS AT DECEMBER 31
($ millions)                                           2001      2000
---------------------------------------------------------------------
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00        --        --
     50,000,000 Common shares, Par value $1.00
---------------------------------------------------------------------
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares (2000 - 4,711,772 )          5         5
=====================================================================

         Pursuant to an agreement dated December 31, 2000, ManUSA purchased from MRL-LLC all of MRL-LLC's 21.6% interest in MWLH. In exchange, ManUSA transferred 167,268 of its common shares to MRL-LLC and forgave a promissory note owed by MRL-LLC amounting to $52 plus accrued interest. The result was a $22 addition to the Company's contributed surplus. As well, the agreement permitted the use of estimates in determining the value of shares exchanged until a final valuation of the respective companies was performed. This valuation was completed in 2001 resulting in an additional 17,162 shares transferred from ManUSA to MRL-LLC. There was no addition to the Company's contributed surplus.

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                       2001          2000          1999
---------------------------------------------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income                                                   $    55       $   200       $   132
   Net capital and surplus                                        1,280         1,384         1,560
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                     $  (117)      $   (59)      $    (3)
   Net capital and surplus                                          212           152           171
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net (loss) income                                            $   (20)      $   (19)      $     6
   Net capital and surplus                                          100           120           137
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net (loss) income                                            $   (26)      $    (3)      $     1
   Net capital and surplus                                           34            61            64
===================================================================================================

         In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company's life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of these subsidiaries adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the respective life insurance subsidiaries. In total, statutory-basis surplus of the life insurance entities within the Company increased by $175.

         As a result of demutualization of MLI, an indirect parent, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       EMPLOYEE BENEFITS

    a)   EMPLOYEE RETIREMENT PLAN

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" ("the Plan"). Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized into income of the Company over the estimated average remaining service lives of the participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" ("the Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. The Internal Revenue Code does not restrict compensation nor does it limit benefits. Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits vary by service, and interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula but for the limitation in Internal Revenue Code.

         At December 31, 2001, the projected benefit obligation to the participants of both the Plan and the Supplemental Plan was $78, which was based on an assumed interest rate of 7.25%. The fair value of the Plan assets totaled $72.

      b) 401(k) PLAN

         The Company sponsors a defined contribution 401(k) Savings Plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company contributed $1 for each of 2001, 2000, and 1999, respectively.

    c)   DEFERRED COMPENSATION PLAN

         The Company has deferred compensation incentive plans open to all branch managers and qualified agents. There are no stock option plans involving stock of ManUSA.

    d)   POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a postretirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2001, the benefit obligation of the postretirement benefit plan was $21, which was based on an assumed interest rate of 7.25%. This plan is unfunded.

    e) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLAN AND THE POSTRETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plan and the Postretirement Benefit Plan as estimated by a consulting actuary for the December 31 year-end is as follows:

                                                                          EMPLOYEE            POSTRETIREMENT
                                                                         RETIREMENT              BENEFIT
AS OF DECEMBER 31                                                           PLAN                   PLAN
                                                                       -------------------------------------
(in millions)                                                          2001       2000       2001       2000
------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year                                $(74)      $(68)      $(18)      $(17)
Service cost                                                             (3)        (2)        (1)        (1)
Interest cost                                                            (5)        (5)        (1)        (1)
Amendments                                                               --         (1)        --         --
Actuarial gain (loss)                                                    (1)        (3)        (1)        --
Benefits paid                                                             5          5          1          1
------------------------------------------------------------------------------------------------------------
Benefits obligation at end of year                                     $(78)      $(74)      $(20)      $(18)
------------------------------------------------------------------------------------------------------------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year                         $ 81       $ 87       $ --       $ --
Actual return on plan assets                                             (6)        (2)        --         --
Employer contribution                                                     2          1          1          1
Benefits paid                                                            (5)        (5)        (1)        (1)
------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                               $ 72       $ 81       $ --       $ --
------------------------------------------------------------------------------------------------------------

Funded status                                                          $ (6)      $  7       $(21)      $(18)
Unrecognized transition asset                                            (6)        (9)        --         --
Unrecognized actuarial loss (gain)                                       30         16        (12)       (15)
Unrecognized prior service cost (recovery)                                3          3         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 17       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

Amounts recognized in statement of financial position consist of:
   Prepaid benefit cost                                                $ 38       $ 34       $ --       $ --
   Accrued benefit liability                                            (22)       (21)       (33)       (33)
   Intangible asset                                                       1          1         --         --
   Accumulated other comprehensive income                                 4          4         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 18       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

                                            EMPLOYEE                 POSTRETIREMENT
                                           RETIREMENT                    BENEFIT
                                              PLAN                        PLAN
                                       ----------------------------------------------
AS OF DECEMBER 31                      2001          2000          2001          2000
-------------------------------------------------------------------------------------
WEIGHTED AVERAGE ASSUMPTIONS
Discount rate                          7.25%         7.25%         7.25%         7.25%
Expected return on plan assets         9.00%         8.50%          n/a           n/a
Rate of compensation increase          5.00%         5.00%         5.00%         5.00%

         On December 31, 2001, the accrued postretirement benefit cost was $21. The postretirement benefit obligation for eligible active employees was $3. The amount of the postretirement benefit obligation for ineligible active employees was $6. For measurement purposes as of December 31, 2001, a 7.5% and 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002 for pre-65 and post-65 coverages, respectively. These rates were assumed to decrease gradually to 5.0% in 2007 and 2011, respectively, and remain at that level thereafter.

                                                     EMPLOYEE         POSTRETIREMENT
                                                    RETIREMENT           BENEFIT
                                                       PLAN               PLAN
AS OF DECEMBER 31                                 ----------------------------------
(in millions)                                     2001      2000      2001      2000
------------------------------------------------------------------------------------
COMPONENTS OF NET PERIODIC (BENEFIT) COST FOR
   PLAN SPONSOR
Service cost                                       $ 3       $ 2       $ 1       $ 1
Interest cost                                        5         5         1         1
Expected return on plan assets                      (7)       (7)       --        --
Amortization of net transition obligation           (2)       (2)       --        --
Recognized actuarial loss (gain)                    --        --        (1)       (1)
------------------------------------------------------------------------------------
NET PERIODIC (BENEFIT) COST                        $(1)      $(2)      $ 1       $ 1
====================================================================================

         The projected benefit obligation in excess of plan assets, the accumulated benefit obligation in excess of plan assets, and the fair value of plan assets for the Supplemental Plan were $23, $22, and $0 respectively as of December 31, 2001 and $22, $21, and $0 respectively as of December 31, 2000.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2001 values:


                                                   1-PERCENTAGE-POINT    1-PERCENTAGE-POINT
(in millions)                                           INCREASE              DECREASE
-------------------------------------------------------------------------------------------
Effect on total of service and interest cost
components                                               $   --                $   --
Effect on postretirement benefit obligation              $    3                $   (2)
-------------------------------------------------------------------------------------------

10.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of off-balance sheet derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk and to alter exposures arising from mismatches between assets and liabilities. Since the interest payments are in different currencies, there are no netting arrangements between counter-parties. These instruments are regarded as fair value hedges.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obligates the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in a loss and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments with off-balance sheet risks are as follows:


                                     NOTIONAL OR CONTRACT
                                            AMOUNTS              CARRYING VALUE             FAIR VALUE
AS AT DECEMBER 31                           -------              --------------             ----------
($ millions)                           2001        2000        2001         2000         2001         2000
-----------------------------------------------------------------------------------------------------------
Interest rate & currency swaps &
floors                                $1,098      $1,008      $    2       $    5       $    2       $    5

Interest rate option written              22          22          (1)          --           (1)          --

Equity Contracts                          37          68          --           (1)          --           (1)

Currency forwards                        851       1,125         (10)           5          (10)           5
-----------------------------------------------------------------------------------------------------------
TOTAL DERIVATIVES                     $2,008      $2,223      $   (9)      $    9       $   (9)      $    9
===========================================================================================================

         Fair value of off-balance sheet derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2001 were as follows:



($ millions)                                  CARRYING VALUE    FAIR VALUE
--------------------------------------------------------------------------
ASSETS:
   Fixed-maturity and equity securities          $10,953          $10,953
   Mortgage loans                                  1,675            1,783
   Policy loans                                    2,226            2,226
   Separate account assets                        30,217           30,217

LIABILITIES:
   Insurance investment contracts                $ 1,699          $ 1,698
   Derivative financial instruments                    9                9
   Separate account liabilities                   30,217           30,217
--------------------------------------------------------------------------


         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS:  Carrying values approximate fair values.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, was estimated using cash flows discounted at market rates.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

12.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $216 in 2001. Prior to 2001, the agreements were with MLI. Costs incurred under these agreements were $243 and $194 for 2000 and 1999, respectively.

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On September 23, 1997, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited ("MRL"), an affiliated life insurance company domiciled in Bermuda, to reinsure a closed block of participating life insurance business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the agreement. Included in amounts due from affiliates is $506 (2000 - $568) representing the receivable from MRL for the transferred assets.

         The Company loaned $20 to MRL pursuant to a promissory note dated September 29, 2000. The loan is due on September 29, 2005 with interest calculated at 7.30% per annum, payable quarterly starting December 15, 2000.

         Pursuant to a promissory note dated June 12, 2000, the Company loaned $7 to MRL. Principal and accrued interest are payable on June 12, 2003. Interest on the loan calculated at 7.65% is payable semi-annually starting August 1, 2000.

         Pursuant to a grid promissory note and a credit agreement dated December 19, 2000, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHH"). The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The loan has been renewed until December 19, 2002. On August 7, 2001, the Company repaid $100 ($150 Canadian) of this loan.

         Pursuant to a grid promissory note and a credit agreement dated August 7, 2001, MNA received a loan of $100 ($150 Canadian) from MHH. The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 32.5 basis points and is payable quarterly starting December 28, 2001.

         Pursuant to a grid promissory note dated May 11, 2001, the Company loaned $20 to MRL. Principal and accrued interest are payable on May 11, 2006. Interest on the load is calculated at an annual rate of interest equal to LIBOR plus 60 basis points annually starting June 15, 2001.

13.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums with unrelated insurance companies were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000        1999
------------------------------------------------------------------
Direct premiums                      $ 969       $ 963       $ 976

Reinsurance assumed                     14          14          12

Reinsurance ceded                     (189)       (163)       (107)
------------------------------------------------------------------
TOTAL PREMIUMS                       $ 794       $ 814       $ 881
------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts were $204, $187, and $33 during 2001, 2000 and 1999, respectively.

14.      CONTINGENCIES & COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During the year, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease provide for adjustments in future periods with the minimum aggregate rental commitments for the next five years as follows: $0 for 2002 and 2003, and $2 for 2004 and thereafter. There was no other material operating leases in existence as at the end of 2001.

15.      SUBSEQUENT EVENT

         Effective on January 1, 2002, all of the operations of MRC and all of the operations of MNA were merged with and into the operations of ManUSA. On the same day, all of the inforce operations of MLA were transferred to the Company by way of an assumption reinsurance agreement and dividend declarations. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Under the new organizational structure, surplus of the Company would increase by approximately $369.

         Also on January 1, 2002, the operations of Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into the Company.

                                   VERSION 2

           Prospectus containing a 10 or a 20 year No Lapse Guarantee

PROSPECTUS

                              SEPARATE ACCOUNT A OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                            VENTURE SURVIVORSHIP VUL
          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

This prospectus describes Survivorship VUL, a flexible premium survivorship variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company (U.S.A.) (the "Company" or "Manulife USA," "we" or "us"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life").

The Policy is designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value, and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs.

The Policy provides for:

         (1) a Net Cash Surrender Value that can be obtained by surrendering the Policy;

         (2) policy loans and partial withdrawals; and

         (3) an insurance benefit payable at the death of the last-to-die of the Lives Insured.

Unless the No-Lapse Guarantee is in effect, the Policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover charges assessed against the Policy. If the No-Lapse Guarantee is in effect, the Policy will remain in force as long as the No-Lapse Guarantee Cumulative Premium Test has been met.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manulife USA's Separate Account A (the "Separate Account") to which the policyowner allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios. The Portfolios available for allocation of Net Premiums are shown in the Policy Summary under "Investment Options and Investment Advisers." Other sub-accounts and Portfolios may be added in the future.

BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. ALSO, PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.

The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2002

TABLE OF CONTENTS
DEFINITIONS.......................................................................................
 POLICY SUMMARY...................................................................................
   General........................................................................................
    Death Benefits................................................................................
    Premiums......................................................................................
    Policy Value..................................................................................
    Policy Loans..................................................................................
   Surrender and Partial Withdrawals..............................................................
   Lapse and Reinstatement........................................................................
   Charges and Deductions.........................................................................
   Investment Options and Investment Advisers.....................................................
   Investment Management Fees and Expenses........................................................
   Table of Charges and Deductions................................................................
   Table of Investment Management Fees and Expenses...............................................
   Table of Investment Options and Investment Subadvisers.........................................
GENERAL INFORMATION ABOUT MANULIFE USA, THE SEPARATE ACCOUNT AND THE TRUST........................
   Manulife USA...................................................................................
   The Separate Account...........................................................................
   The Trust......................................................................................
   Investment Objectives of the Portfolios........................................................
 ISSUING  A POLICY................................................................................
   Requirements...................................................................................
   Temporary Insurance Agreement..................................................................
   Right to Examine the Policy....................................................................
 DEATH BENEFITS...................................................................................
   Life Insurance Qualification...................................................................
   Death Benefit Options..........................................................................
   Changing the Face Amount.......................................................................
 PREMIUM PAYMENTS.................................................................................
   Initial Premiums...............................................................................
   Subsequent Premiums............................................................................
   Maximum Premium Limitation.....................................................................
   Premium Allocation.............................................................................
   Amount Deducted from Premium...................................................................
   Surrender Charges..............................................................................
   Monthly Charges................................................................................
   Charges for Transfers..........................................................................
   Reduction in Charges...........................................................................
SPECIAL PROVISIONS FOR EXCHANGES..................................................................
COMPANY TAX CONSIDERATIONS........................................................................
POLICY VALUE......................................................................................
   Determination of the Policy Value..............................................................
   Units and Unit Values..........................................................................
POLICY LOANS......................................................................................
   Effect of Policy Loan..........................................................................
   Interest Charged on Policy Loans...............................................................
   Loan Account...................................................................................
POLICY SURRENDER AND PARTIAL WITHDRAWALS..........................................................
   Policy Surrender...............................................................................
   Partial Withdrawals............................................................................
LAPSE AND REINSTATEMENT...........................................................................
   Lapse..........................................................................................
   No-Lapse Guarantee.............................................................................
   No-Lapse Guarantee Cumulative Premium Test.....................................................
   Reinstatement..................................................................................
THE GENERAL ACCOUNT...............................................................................
   Fixed Account..................................................................................
OTHER PROVISIONS OF THE POLICY....................................................................
   Policyowner Rights.............................................................................

   Beneficiary....................................................................................
   Incontestability...............................................................................
   Misstatement of Age or Sex.....................................................................
    Suicide Exclusion.............................................................................
    Supplementary Benefits........................................................................
TAX TREATMENT OF THE POLICY.......................................................................
   Life Insurance Qualification...................................................................
   Tax Treatment of Policy Benefits...............................................................
   Alternate Minimum Tax..........................................................................
   Income Tax Reporting...........................................................................
 OTHER INFORMATION................................................................................
   Payment of Proceeds............................................................................
   Reports to Policyowners........................................................................
   Distribution of the Policies...................................................................
   Responsibilities of Manufacturers Life.........................................................
    Voting Rights.................................................................................
   Records and Accounts...........................................................................
    State Regulations.............................................................................
   Litigation.....................................................................................
   Independent Auditors...........................................................................
   Further Information............................................................................
   Officers and Directors.........................................................................
 OPTIONAL BENEFITS................................................................................
   OPTIONAL TERM RIDER............................................................................
   Illustrations..................................................................................
APPENDIX A - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS......
 APPENDIX B:  AUDITED FINANCIAL STATEMENTS........................................................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST.

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN. NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.



SVUL (10/20) 05/2002

DEFINITIONS

Additional Rating
is an increase to the Cost of Insurance Rate for any of the Lives Insured who do not meet, at a minimum, the Company's underwriting requirements for the standard Risk Classification.

Age
on any date is each of the Lives Insured's age on their birthday closest to the policy date.

Attained Age
is the Age plus the number of whole years that have elapsed since the Policy
Date.

Business Day
is any day that the New York Stock Exchange is open for trading. The net asset value of the underlying shares of a Sub-Account will be determined as of the end of each Business Day. The Company will deem each Business Day to end at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

Cash Surrender Value
is the Policy Value less the Surrender Charge and any outstanding Monthly Deductions due.

Effective Date
is the date the underwriters approve issuance of the policy. If the policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. In either case, the Company will take the first Monthly Deduction on the Effective Date.

Fixed Account
is that part of the Policy Value which reflects the value the policyowner has in the general account of the Company.

Gross Withdrawal
is the amount of partial Net Cash Surrender Value the policyowner requests plus any Surrender Charge applicable to the withdrawal.

Investment Account
is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Issue Date
is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Validity provisions of the Policy are measured.

Life Insured
is the last-to-die of the Lives Insured.

Lives Insured
are the persons whose lives are insured under this policy. References to the youngest of the Lives Insured means the youngest person insured under this policy when it is first issued.

Loan Account
is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

Net Cash Surrender Value
is the Cash Surrender Value less the Policy Debt.

Net Policy Value
is the Policy Value less the value in the Loan Account.

Net Premium
is the gross premium paid less any amounts deducted from the premium. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

No-Lapse Guarantee
When the Policy is in the No-Lapse Guarantee Period, as long as the No-Lapse Guarantee Cumulative Premium Test is met, the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.

No-Lapse Guarantee Period
is the period, set at issue, during which the No-Lapse Guarantee is provided. The No-Lapse Guarantee period is fixed at the lesser of (a) twenty years for Policies issued on or after April 3, 2000 (ten years for Policies issued prior to April 3, 2000) or (b) the number of years remaining until the life insured's age is 95, depending upon applicable state law requirements. Certain states may have a shorter guarantee period. (The No Lapse Guarantee Period for a particular Policy is stated in the Policy.)

No-Lapse Guarantee Premium
is set at issue and is recalculated whenever there is a policy change.

No-Lapse Guarantee Cumulative Premium
is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount will change if any of the following changes occur under the
Policy:

-   the face amount of insurance changes.

-   a Supplementary Benefit is added, changed or terminated.

- the risk classification of any of the Lives Insured changes because of a change in smoking status.

- a temporary Additional Rating is added (due to a face amount increase), or terminated.

-   the Death Benefit Option Changes.

No-Lapse Guarantee Cumulative Premium Test is a test that is satisfied if the sum of all premiums paid, less any gross partial withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.

Policy Date
is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt
as of any date equals (a) plus (b) plus (c) minus (d), where:

         (a)  is the total amount of loans borrowed as of such date;

         (b) is the total amount of any unpaid loan interest charges which have been borrowed against the policy on a Policy Anniversary;

         (c) is any interest charges accrued from the last Policy Anniversary to the current date; and

         (d)  is the total amount of loan repayments as of such date.

Policy Value
is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

Service Office Address
is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Surrender Charge Period
is the period following the Issue Date or following any increase in Face Amount during which the Company will assess surrender charges. Surrender charges will apply during this period if the policy terminates due to default, if the policyowner surrenders the policy or makes a partial withdrawal.

Written Request
is the policyowner's request to the Company which must be in a form satisfactory to the Company, signed and dated by the policyowner, and received at the Service Office.

POLICY SUMMARY

GENERAL
The Policy is a flexible premium survivorship variable universal life insurance policy. The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy's provisions may vary in some states and the terms of your Policy and any endorsement or rider, supersede the disclosure in this prospectus.

DEATH BENEFITS
The Policy provides a death benefit in the event of the death of the last-to-die of the Lives Insured. There are three death benefit options. Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit. The policyowner may change the death benefit option and increase or decrease the Face Amount.

OPTIONAL TERM RIDER
The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO-LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

PREMIUMS
Premium payments may be made at any time and in any amount, subject to certain limitations as described under "Premium Payments -- Subsequent Premiums." Net Premiums will be allocated, according to the policyowner's instructions and at the Company's discretion, to one or more of the general account and the sub-accounts of Manulife USA's Separate Account A. Allocation instructions may be changed at any time and transfers among the accounts may be made.

POLICY VALUE
The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which the policyowner has allocated premiums. The policyowner may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

POLICY LOANS
The policyowner may borrow against the Cash Surrender Value of the Policy. Loan interest at a rate of 5.25% is due and payable in arrears on each Policy Anniversary. All outstanding Policy Debt will be deducted from proceeds payable at the insured's death, or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS
The policyowner may make a partial withdrawal of the Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject.

A Policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding Monthly Deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT
Unless the No-Lapse Guarantee is in effect, a Policy will lapse (and terminate without value) when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate payment being made by the policyowner. If the No-Lapse Guarantee is in effect, the Policy will lapse if the No-Lapse Guarantee Cumulative Premium Test (see definition) has not been met.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A lapsed Policy may be reinstated by the policyowner at any time within the five year period following lapse provided none of the Lives Insured dies after the policy termination and the Policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS
The Company assesses certain charges and deductions in connection with the Policy. These include: (i) charges assessed monthly for mortality and expense risks, cost of insurance, administration expenses, (ii) amounts deducted from premiums paid (iii) and charges assessed on surrender or lapse. These charges are summarized in the Table of Charges and Deductions.

In addition, there are charges deducted from each Portfolio of the Trust. These charges are summarized in the Table of Investment Management Fees and Expenses.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS
Net Premiums may be allocated to the general account or to one or more of the sub-accounts of Manulife USA's Separate Account A. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940. The Trust also employs subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

INVESTMENT MANAGEMENT FEES AND EXPENSES
The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses. The fees and expenses for each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

TABLE OF CHARGES AND DEDUCTIONS
Amount Deducted from Premium        7.50% of each premium paid.

Surrender Charges                   A Surrender Charge is applicable during the
                                    first 15 Policy Years. The Surrender Charge
                                    is determined by the following formula:

                                    Surrender Charge = (Surrender Charge Rate)
                                    (Grading Percentage)

                                    The Grading Percentage is based on the issue age of the youngest insured and the policy year in which the transaction causing the assessment of the charge occurs and is set forth in the table under "Surrender
                                    Charges."

                                    The Surrender Charge Rate is calculated as follows:

                                    Surrender Charge Rate = (Factor)
                                    (Surrender Face Amount / 1000) + (82.5%)
                                    (Surrender Charge Premium)

                                    The Surrender Charge Premium is the lesser of:

                                    (a) the premiums paid during the first
                                        policy year;

                                    (b) the premium amount used to measure the
                                        maximum Surrender Charge under the
                                        Policy;

                                    (c) the net level annual premium required to
                                        provide level insurance to attained age
                                        100 of the younger insured based on
                                        guaranteed monthly mortality charges and an interest rate of 4%; and

                                    (d) $60 per $1000 of Face Amount.

                                    A portion of this charge may be assessed on a partial withdrawal, as set forth under "Charges and Deductions -- Surrender Charges on a Partial Withdrawal."

Monthly Deductions                  An administration charge of $30 plus $0.08
                                    per $1,000 of current face amount per policy
                                    month will be deducted in the first policy
                                    year. In subsequent years, the
                                    administration charge will not exceed $15
                                    plus $0.02 per $1,000 of current Face Amount
                                    per policy month.

                                    The cost of insurance charge.

                                    Any additional charges for supplementary benefits.

                                    A mortality and expense risks charge. This charge varies by Policy Year as follows:

                       CURRENT AND
                       GUARANTEED     EQUIVALENT
                         MONTHLY        ANNUAL
                        MORTALITY    MORTALITY AND
                       AND EXPENSE      EXPENSE
 POLICY YEARS         RISKS CHARGE    RISK CHARGE
1-20...............       0.063%         0.75%
21+................       0.033%         0.40%

                                    All of the above charges are deducted from the Net Policy Value.

Loan Charges                        A fixed loan interest rate of 5.25%.

                                    Interest credited to amounts in the Loan
                                    Account will be equal to the 5.25% rate
                                    charged to the loan less the current and maximum loan spread of 1.25%.

Transfer Charge                     A charge of $25 per transfer for each
                                    transfer in excess of 12 in a Policy Year.

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES

   TRUST ANNUAL EXPENSES (SERIES I (FORMERLY REFERRED TO AS "CLASS A SHARES")
     (as a percentage of Trust average net assets for the fiscal year ended
                               December 31, 2001)

                                                                                      TOTAL TRUST
                                                   SERIES I     OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT       RULE 12B-1    (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES             FEES(G)       REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----             -------       --------------        --------------
Internet Technologies            1.000%              0.150%        0.110%             1.26%
Pacific Rim Emerging Markets     0.700%              0.150%        0.380%             1.23%
Telecommunications               0.950%              0.150%        0.340%             1.44%(A)
Science & Technology             0.916%(D)           0.150%        0.060%             1.13%
International Small Cap          0.950%              0.150%        0.500%             1.60%
Health Sciences                  0.942%(D)           0.150%        0.350%             1.44%(A)
Aggressive Growth                0.850%              0.150%        0.070%             1.07%
Emerging Small Company           0.900%              0.150%        0.070%             1.12%
Small Company Blend              0.900%              0.150%        0.120%             1.17%
Dynamic Growth                   0.850%              0.150%        0.080%             1.08%
Mid Cap Growth                   0.850%              0.150%        0.390%             1.39%(A)
Mid Cap Opportunities            0.850%              0.150%        0.440%             1.44%(A)
Mid Cap Stock                    0.775%              0.150%        0.080%             1.00%
All Cap Growth                   0.785%              0.150%        0.060%             0.99%
Financial Services               0.800%              0.150%        0.260%             1.21%(A)
Overseas                         0.800%              0.150%        0.150%             1.10%
International Stock              0.838%(D)           0.150%        0.170%             1.16%
International Value              0.850%              0.150%        0.150%             1.15%
Capital Appreciation             0.750%              0.150%        0.300%             1.20%
Strategic Opportunities          0.700%              0.150%        0.060%             0.91%
Quantitative Mid Cap             0.650%              0.150%        0.100%             0.90%(A)

                                                                                      TOTAL TRUST
                                                   SERIES I     OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT       RULE 12B-1    (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES             FEES(G)       REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----             -------       --------------        --------------
Global Equity                    0.750%              0.150%        0.110%             1.01%
Strategic Growth                 0.750%              0.150%        0.200%             1.10%(A)
Growth                           0.697%              0.150%        0.060%             0.91%
Large Cap Growth                 0.750%              0.150%        0.080%             0.98%
All Cap Value                    0.800%              0.150%        0.470%             1.42%(A)
Capital Opportunities            0.750%              0.150%        0.500%(G)          1.40%(A)(F)
Quantitative Equity              0.599%              0.150%        0.060%             0.81%
Blue Chip Growth                 0.702%(D)           0.150%        0.060%             0.91%
Utilities                        0.750%              0.150%        0.500%(G)          1.40%(A)(F)
Real Estate Securities           0.645%              0.150%        0.070%             0.87%
Small Company Value              0.891%(D)           0.150%        0.110%             1.15%
Mid Cap Value                    0.800%              0.150%        0.200%             1.15%(A)
Value                            0.642%              0.150%        0.060%             0.85%
Equity Index H                   0.250%              0.000%        0.150%             0.40%
Tactical Allocation              0.750%              0.150%        0.400%             1.30%
Fundamental Value                0.798%              0.150%        0.120%             1.07%(A)
Growth & Income                  0.529%              0.150%        0.050%             0.73%
U.S. Large Cap Value             0.725%              0.150%        0.050%             0.93%
Equity-Income                    0.711%(D)           0.150%        0.050%             0.91%
Income & Value                   0.650%              0.150%        0.070%             0.87%
Balanced                         0.563%              0.150%        0.100%             0.81%
High Yield                       0.625%              0.150%        0.060%             0.84%
Strategic Bond                   0.625%              0.150%        0.080%             0.86%
Global Bond                      0.600%              0.150%        0.220%             0.97%
Total Return                     0.600%              0.150%        0.060%             0.81%
Investment Quality Bond          0.500%              0.150%        0.090%             0.74%
Diversified Bond                 0.600%              0.150%        0.070%             0.82%
U.S. Government Securities       0.550%              0.150%        0.060%             0.76%
Money Market                     0.350%              0.150%        0.050%             0.55%
Small Cap Index E                0.375%              0.150%        0.075%             0.60%
International Index E            0.400%              0.150%        0.050%             0.60%
Mid Cap Index E                  0.375%              0.150%        0.075%             0.60%
Total Stock Market Index E       0.375%              0.150%        0.060%             0.59%
500 Index E                      0.375%              0.150%        0.050%             0.57%
Lifestyle Aggressive 1000        0.065%              0.000%        0.010%             0.075%(B)(C)
Lifestyle Growth 820             0.054%              0.000%        0.021%             0.075%(B)(C)
Lifestyle Balanced 640           0.054%              0.000%        0.021%             0.075%(B)(C)
Lifestyle Moderate 460           0.062%              0.000%        0.013%             0.075%(B)(C)
Lifestyle Conservative 280       0.069%              0.000%        0.006%             0.075%(B)(C)

(A) Annualized; For the period April 30, 2001 (commencement of operations) to December 31, 2001.

(B) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes,
     (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

     If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.

     This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2001) as noted in the chart below:

                                                                                        TOTAL TRUST
                                  MANAGEMENT         RULE               OTHER           ANNUAL
TRUST PORTFOLIO                   FEES               12B-1 FEES         EXPENSES        EXPENSES
---------------                   ----               ----------         --------        --------
Lifestyle Aggressive 1000         0.065%             0.000%             1.081%          1.146%
Lifestyle Growth 820              0.054%             0.000%             0.998%          1.052%
Lifestyle Balanced 640            0.054%             0.000%             0.914%          0.968%
Lifestyle Moderate 460            0.062%             0.000%             0.823%          0.885%
Lifestyle Conservative 280        0.069%             0.000%             0.790%          0.859%

(C) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote ( C ) above.

(D) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                          FEE REDUCTION
COMBINED ASSET LEVELS                                     (AS A PERCENTAGE OF THE ADVISORY FEE)
---------------------                                     -------------------------------------
First $750 million                                         0.00%
Between $750 million and $1.5 billion                      5.00%
Between $1.5 billion and $3.0 billion                      7.50%
Over $3.0 billion                                         10.00%

     The fee reductions are applied to the advisory fees of each of the six portfolios. (However, in the case of the Small Company Value Trust, the fee reduction will be reduced by 0.05% of the $500 million in net assets.) This voluntary fee waiver may be terminated at any time by the adviser. As of December 31, 2001, the combined asset level for all six portfolios was approximately $4.097 billion resulting in a fee reduction of 5.00%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

(E) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.62%, respectively, for the International Index Trust, 0.075% and 0.60%, respectively, for the Small Cap Index Trust, and 0.075% and 0.60%, respectively, for the Mid Cap Index Trust and 0.060% and 0.59%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2002 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

(F) For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Opportunities and Utilities Trusts, the Adviser reimbursed the portfolios for certain expenses for the year ended December 31, 2001. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.46%, respectively, for the Capital Opportunities Trust and 0.610% and 1.51%, respectively for the Utilities Trust. These voluntary expense reimbursements may be terminated at any time.

(G) Effective January 1, 2002, the Trust implemented a Series I Rule 12b-1 plan while simultaneously reducing its advisory fees and implementing advisory fee breakpoints. The Trust Annual Expense chart reflects these changes.

(H) The Equity Index Trust is available only for Policies issued for applications dated prior to May 1, 2000. Under the Advisory Agreement, MSS has agreed to reduce its advisory fee or reimburse the Equity Index Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceeds an annual rate of 0.15% of the average annual net assets of the Equity Index Trust. The expense limitation may be terminated at any time by MSS. If this expense reimbursement had not been in effect, Total Trust Annual Expenses would have been 0.41%, and Other Expenses would have been 0.16%, of the average annual net assets of the Equity Index Trust.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS
The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this Policy, one of which is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.

SUBADVISER                                            PORTFOLIO
A I M Capital Management, Inc.                        All Cap Growth Trust
                                                      Aggressive Growth Trust

Capital Guardian Trust Company                        Small Company Blend Trust
                                                      U.S. Large Cap Value Trust
                                                      Income & Value Trust
                                                      Diversified Bond Trust

Cohen & Steers Capital Management, Inc.               Real Estate Securities Trust

Davis Advisors                                        Financial Services Trust
                                                      Fundamental Value Trust

The Dreyfus Corporation                               All Cap Value Trust


Fidelity Management & Research Company                Strategic Opportunities Trust(A)
                                                      Large Cap Growth Trust
                                                      Overseas Trust

Founders Asset Management LLC                         International Small Cap Trust

Franklin Advisers, Inc.                               Emerging Small Company Trust

INVESCO Funds Group, Inc.                             Telecommunications Trust
                                                      Mid Cap Growth Trust

Janus Capital Corporation                             Dynamic Growth Trust

Jennison Associates LLC                               Capital Appreciation Trust

Lord, Abbett & Co.                                    Mid Cap Value Trust

Manufacturers Adviser Corporation                     Pacific Rim Emerging Markets Trust
                                                      Quantitative Mid Cap Trust
                                                      Quantitative Equity Trust
                                                      Equity Index Trust
                                                      Money Market Trust
                                                      Index Trusts
                                                      Lifestyle Trusts(B)
                                                      Balanced Trust

Massachusetts Financial Services Company              Strategic Growth Trust
                                                      Capital Opportunities Trust
                                                      Utilities Trust

Miller Anderson & Sherrerd, LLP                       Value Trust
                                                      High Yield Trust

Munder Capital Management                             Internet Technologies Trust

Pacific Investment Management Company                 Global Bond Trust
                                                      Total Return Trust

Putnam Investment Management, LLC                     Mid Cap Opportunities Trust

                                                      Global Equity Trust

Salomon Brothers Asset Management Inc                 U.S. Government Securities Trust
                                                      Strategic Bond Trust

SSgA Funds Management, Inc.                           Growth Trust
                                                      Lifestyle Trusts(B)

T. Rowe Price Associates, Inc.                        Science & Technology Trust
                                                      Small Company Value Trust
                                                      Health Sciences Trust
                                                      Blue Chip Growth Trust
                                                      Equity-Income Trust

T. Rowe Price International, Inc.                     International Stock Trust

Templeton Investment Counsel, Inc.                    International Value Trust

UBS Global Asset Management                           Tactical Allocation Trust
(formerly, Brinson Advisors, Inc.)

Wellington Management Company, LLP                    Growth & Income Trust
                                                      Investment Quality Bond Trust
                                                      Mid Cap Stock Trust


(A)  Formerly, the Mid Cap Blend Trust.

(B) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


GENERAL INFORMATION ABOUT MANULIFE USA, THE SEPARATE ACCOUNT AND THE TRUST

MANULIFE USA
We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial. The Manufacturers Life Insurance Company is one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life nor any of its affiliated companies guarantees the investment performance of the Separate Account.

RATINGS
The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AAA Fitch
         Exceptionally strong capacity to meet policyholder and contract obligations; 1st category of 24

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to Manulife USA as a measure of the Company's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE SEPARATE ACCOUNT
The Manufacturers Life Insurance Company of America ("ManAmerica") established its Separate Account Three (the "Separate Account") on August 22, 1986 as a separate account under Pennsylvania law. Since December 9, 1992, it has been operated under Michigan law. On January 1, 2002, ManAmerica transferred substantially all of its assets and liabilities to Manulife USA As a result of this transaction, Manulife USA became the owner of all of ManAmerica's assets, including the assets of the Separate Account and assumed all of ManAmerica's obligations including those under the Policies. The ultimate parent of both ManAmerica and Manulife USA is MFC. The Separate Account holds assets that are segregated from all of Manulife USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT
Manulife USA is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of Manulife USA. Manulife USA will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manulife USA conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manulife USA

REGISTRATION
The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manulife USA.

THE TRUST
Each sub-account of the Separate Account will only purchase Series I shares (formerly referred to as "Class A shares") of a particular Portfolio. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the Trust portfolios, except the Lifestyle Trusts and the Equity Index Trust, are subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets. The Separate Account will purchase and redeem shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manulife USA to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manulife USA may also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS
The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.

ELIGIBLE PORTFOLIOS
The Portfolios of the Trust available under the Policies are as follows:

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.

The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The EQUITY INDEX TRUST seeks to achieve investment results which approximate the aggregate total return of publicly traded common stocks which are included in the Standard & Poor's 500 Composite Stock Price Index. (The Equity Index Trust is available only for policies issued for applications dated prior to May 1,
2000).

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S.

Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" and "Russell 2000(R) Growth" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

ISSUING A POLICY

REQUIREMENTS

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not take into account the insured's sex and/or smoking status, with prior approval from the Company. A Policy will generally be issued only on the lives of insureds from ages 0 through 90.

Each Policy is issued with a Policy Date, an Effective Date and an Issue Date (see Definitions). The Issue Date is the date from which the Suicide and Validity provisions of the Policy are determined and is the expected date of actual delivery of the Policy to the policyowner. The Effective Date is the date on which the first monthly deductions are taken, and is the date on which the underwriters approve the Policy issuance. The Policy Date is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, is the date from which charges for the first monthly deduction are calculated, and is the date from which Policy Years, Policy Months and Policy Anniversaries are determined.

If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

(i) the Policy Date and the Effective Date will be the date the Company receives the check at its service office, and

(ii)  the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Issue Date, and the policyowner must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.

MINIMUM INITIAL FACE AMOUNT

Manulife USA will generally issue a Policy only if it has a Face Amount of at least $250,000.

BACKDATING A POLICY

Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

As of the Effective Date, the premiums paid plus interest credited, net of the premium charge, will be allocated among the Investment Accounts and/or Fixed Account in accordance with the policy owner's instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

TEMPORARY INSURANCE AGREEMENT

In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $5,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the Lives Insured meet the Company's usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason.

Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional rating assigned to it.

RIGHT TO EXAMINE THE POLICY

A Policy may be returned for a refund within 10 days after it is received. Some states provide a longer period of time to exercise this right. The Policy will indicate if a longer time period applies. During the "Right to Examine the Policy Period," premiums may be allocated to the Money Market Trust. After this period has expired, premiums will then be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions.

If the policyowner elects to cancel the Policy under this provision, the Policy can be mailed or delivered to the Manulife USA agent who sold it or to the Service Office. Immediately upon such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, the Company will refund to the policyholder an amount equal to either:

      (1)   the amount of all premiums paid, or

      (2)   (a)   the difference between payments made and amounts allocated to the Separate Account and the Fixed Account; plus

            (b) the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned Policy is received by the Company; minus

            (c)   any partial withdrawals made and policy loans taken.

Whether the amount described in (1) or (2) is refunded depends upon the requirements of the applicable state.

If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If canceled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

LIFE INSURANCE QUALIFICATION

This product uses the Guideline Premium Test to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended.

GUIDELINE PREMIUM TEST

The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below).

Changes to the Policy may affect the maximum amount of premiums, such as:

-     A change in the policy's Face Amount.

-     A change in the death benefit option.

-     Partial Withdrawals.

-     Addition or deletion of supplementary benefits.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company will require the policyowner to take a partial withdrawal. In addition, these changes could reduce the future premium limitations.

MINIMUM DEATH BENEFIT

The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the youngest of the Lives Insured, or the Attained Age such person would have reached if living. The Minimum Death Benefit Percentages are shown in the Table of Minimum Death Benefit Percentages.

TABLE OF MINIMUM DEATH BENEFIT PERCENTAGES

         ATTAINED AGE                                      APPLICABLE PERCENTAGE
         -----------------------------------------------------------------------
         40 and under.................................              250%
         45...........................................              215%
         50...........................................              185%
         55...........................................              150%
         60...........................................              130%
         65...........................................              120%
         70...........................................              115%
         75...........................................              105%
         90...........................................              105%
         95 and above.................................              100%

To determine the Applicable Percentage in the above table, use the Attained Age of the youngest of the Lives Insured, or the Attained Age such person would have reached if living. For ages not shown, the Applicable Percentage can be found by reducing the values proportionately

DEATH BENEFITS

If the Policy is in force at the time of the death of the last-to-die of the Lives Insured, the Company will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the Life Insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

DEATH BENEFIT OPTIONS

There are two death benefit options, described below.

DEATH BENEFIT OPTION 1

Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 2

Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

The Premium Death Benefit Account is the sum of the premiums paid to date less any Gross Withdrawals. The Premium Death Benefit Account will not be less than zero.

CHANGING THE DEATH BENEFIT OPTION

The death benefit option may be changed on the first day of any policy month once each Policy Year after the first Policy Year. The change will occur on the first day of the next Policy Month after a written request for a change is received at the Service Office. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:

CHANGE FROM OPTION 1 TO OPTION 2

The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change. The Policy will not be assessed a Surrender Charge for a reduction in Face Amount solely due to a change in the death benefit option.

CHANGE FROM OPTION 2 TO OPTION 1

The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.

No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT

Subject to the limitations stated in this Prospectus, a policyowner may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT

Increases in Face Amount may be made once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000. An increase will become effective at the beginning of the policy month following the date Manulife USA approves the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. The Company reserves the right to refuse a requested increase if any of the Lives Insureds' Attained Ages at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

NEW SURRENDER CHARGES FOR AN INCREASE

An increase in face amount will usually result in the Policy being subject to new surrender charges. There will be no new surrender charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a Policy, a policyowner will have free look right with respect to any increase resulting in new surrender charges.

An additional premium may be required for a face amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the face amount increase.

INCREASE WITH PRIOR DECREASES

If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first.

DECREASE IN FACE AMOUNT

Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000. A written request from a policy owner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date Manulife USA approves the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively.

PREMIUM PAYMENTS

INITIAL PREMIUMS

No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium (which is set forth in the Table of Values in your policy).

On the later of the Effective Date or the date the premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner's instructions; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

SUBSEQUENT PREMIUMS

After the payment of the initial premium, premiums may be paid at any time and in any amount until the youngest of the Lives Insured has reached Attained Age 100, or the date such person would have reached Attained Age 100, if living, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. Manulife USA will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner. However, the policyowner is under no obligation to make the indicated payment.

The Company may refuse any premium payment that would cause the Policy to fail to qualify as life insurance under the Internal Revenue Code. The Company also reserves the right to request evidence of insurability if a premium payment would result in an increase in the Death Benefit that is greater than the increase in Policy Value.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day the premiums were received at the Service Office; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

MAXIMUM PREMIUM LIMITATION

In no event may the total of all premiums paid exceed the then current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

PREMIUM ALLOCATION

Premiums may be allocated to either the Fixed Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. A policyowner may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office.

CHARGES AND DEDUCTIONS

AMOUNT DEDUCTED FROM PREMIUM

Manulife USA deducts an amount from each premium payment, equal to 7.50% of the premium.

SURRENDER CHARGES

(The following disclosure is applicable to policies issued prior to September 14, 2001)

The Company will deduct a Surrender Charge if during the first 15 years following the Policy Date, or the effective date of a Face Amount increase:

      -     the Policy is surrendered for its Net Cash Surrender Value,

      - a partial withdrawal is made in excess of the Withdrawal Tier Amount (see below for a description of this amount),

      -     the Policy Lapses.

SURRENDER CHARGE CALCULATION

The Surrender Charge for the initial Face Amount or for the amount of any increase in Face Amount is determined by the following formula (the calculation is also described in words below):

Surrender Charge = (Surrender Charge Rate) x (Grading Percentage)

Surrender Charge Rate (the calculation is also described in words below)

Surrender Charge Rate = (Factor) x (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

DEFINITIONS OF THE FORMULA FACTORS ABOVE

Surrender Face Amount

If the Face Amount at the time of surrender is equal to or less than the initial Face Amount, then the Surrender Face Amount is equal to the Face Amount at the time of surrender. However, if the Face Amount has increased, then the surrender charge is calculated separately on (a) the initial Face Amount and (b) on the amount of Face Amount above the initial Face Amount. In the case of (a), the Surrender Face Amount is equal to the initial Face Amount and in the case of (b) the Surrender Face Amount is equal to the Face Amount above the initial Face Amount.

The Factor is set forth in the following chart:

            ISSUE AGE                                                     FACTOR
            --------------------------------------------------------------------
            38 or younger.............................................     3.75
            39........................................................     4.25
            40........................................................     4.75
            41........................................................     5.25
            42........................................................     5.75
            43........................................................     6.25
            44........................................................     6.75
            45........................................................     7.25
            46........................................................     7.75
            47........................................................     8.25
            48 or older...............................................     8.50

The Surrender Charge Premium is the lesser of:

(a)   the premiums paid during the first policy year;

(b) the premium amount used to measure the maximum Surrender Charge under the Policy;

(c) the net level annual premium ("Net Level Premium") required to provide level insurance to attained age 100 of the younger insured based on guaranteed maximum mortality charges and an interest rate of 4%; and

(d)   $60 per $1000 of Face Amount.

Grading Percentage

The grading percentage is based on the issue age of the youngest insured and the Policy Year in which the transaction causing the assessment of the charge occurs as set forth in the table below:

                                             Surrender Charge Grading Percentage
                                       ---------------------------------------------
      ISSUE AGES OF YOUNGER INSURED    0-75      76      77      78      79      80+
      ------------------------------------------------------------------------------
      Policy Year 1 ...............     93%      92%     92%     91%     90%     90%
      Policy Year 2 ...............     86%      85%     84%     83%     81%     80%
      Policy Year 3 ...............     80%      78%     76%     75%     72%     70%
      Policy Year 4 ...............     73%      71%     69%     66%     63%     60%
      Policy Year 5 ...............     66%      64%     61%     58%     54%     50%
      Policy Year 6 ...............     60%      57%     53%     50%     45%     40%
      Policy Year 7 ...............     53%      50%     46%     41%     36%     30%
      Policy Year 8 ...............     46%      42%     38%     33%     27%     20%
      Policy Year 9 ...............     40%      35%     30%     25%     18%     10%
      Policy Year 10 ..............     33%      28%     23%     16%      9%      0%
      Policy Year 11 ..............     26%      21%     15%      8%      0%
      Policy Year 12 ..............     20%      14%      7%      0%
      Policy Year 13 ..............     13%       7%      0%
      Policy Year 14 ..............      6%       0%
      Policy Year 15 ..............      0%

Formulas Described in Words

      Surrender Charge

The Surrender Charge is determined by multiplying the Surrender Charge Rate by the Grading Percentage, a percent which starts at 100% and grades down each policy year to zero over a period not to exceed 15 years.

      Surrender Charge Rate

The Surrender Charge Rate is equal to the sum of (a) plus (b) where (a) equals the Factor multiplied by the Surrender Face Amount divided by 1000 and (b) equals 82.5% times the Surrender Charge Premium.

Illustration of Surrender Charge Calculation

      Assumptions

- 50 year old male and 40 year old female (standard risks and nonsmoker status)

-     Policy issued 7 years ago

- A total of $904 in premiums have been paid on the Policy in equal annual installments over the 7 year period

- the premium amount used to measure the maximum Surrender Charge under the Policy is $2,188

-     Net Level Premium for the Policy is $2,541

-     Face Amount of the Policy is $250,000

-     Policy is surrendered during the last month of the seventh policy year

      Surrender Charge

The Surrender Charge to be assessed would be $1,025, determined as follows:

First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

Surrender Charge Rate = (Factor) x (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

      1933.30 = (4.75) x ($250,000 / 1000) + (82.5%) x (904)

      The Surrender Charge Rate is equal to 1933.30.

Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

Surrender Charge = (Surrender Charge Rate) x (Grading Percentage)

      $1,025 = (1933.30) x (53%)

      The Surrender Charge is equal to $1,025.

The following calculation illustrates the maximum Surrender Charge that would be payable on a Policy under the assumptions set forth below.

Illustration of Maximum Surrender Charge Calculation

      Assumptions

- 50 year old male and 40 year old female (standard risks and nonsmoker status)

-     Policy issued 7 years ago

- A total of $2,188 in premiums have been paid on the Policy in equal annual installments over the 7 year period

- the premium amount used to measure the maximum Surrender Charge under the Policy is $2,188

-     Net Level Premium for the Policy is $2,541

-     Face Amount of the Policy is $250,000

-     Policy is surrendered during the last month of the seventh policy year

      Maximum Surrender Charge

The maximum Surrender Charge to be assessed would be $1,586, determined as follows:

First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

Surrender Charge Rate = (Factor) x (Surrender Face Amount / 1000) + (82.5%) x (Surrender Charge Premium)

      2,992.60 = (4.75) x ($250,000 / 1000) + (82.5%) x (2,188)

      The Surrender Charge Rate is equal to 2,992.60.

Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

Surrender Charge = (Surrender Charge Rate) x (Grading Percentage)

      $1,586 = (2992.60) x (53%)

      The maximum Surrender Charge payable on the Policy is equal to $1,586.

Depending upon the Face Amount of the Policy, the age of the youngest insured at issue, premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

For policies issued prior to September 14, 2001, Manulife USA may reduce the surrender charge as described above on policies where the anticipated annual premium is $100,000 or greater and the Policy is issued as part of an employer sponsored split dollar or keyman arrangement; 80% of the Surrender Charge will be waived during the first year of the Policy, 60% during the second year and 40% during the third year. The full Surrender Charge will be imposed if the surrender takes place in a fourth or subsequent Policy Year.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL

A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal which exceeds the Withdrawal Tier Amount to the Net Cash Surrender Value of the Policy as at the date of the withdrawal. The Surrender Charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account. If the amount in the accounts is not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

WITHDRAWAL TIER AMOUNT

The Withdrawal Tier Amount is equal to 10% of the Net Cash Surrender Value as at the last Policy Anniversary. In determining what, if any, portion of a partial withdrawal is in excess of the Withdrawal Tier Amount, all previous partial withdrawals that have occurred in the current Policy Year are included.

MONTHLY CHARGES

On the Policy Date and at the beginning of each Policy Month, a deduction is due from the Net Policy Value to cover certain charges in connection with the Policy until the youngest of the Lives Insured reaches Attained Age 100, or the date such person would have reached Attained Age 100, if living. If there is a Policy Debt under the Policy, loan interest and principal will continue to be payable at the beginning of each Policy Month. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. The charges consist of:

(i)   a monthly administration charge;

(ii)  a monthly charge for the cost of insurance;

(iii) a monthly mortality and expense risk charge;

(iv)  a monthly charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyowner, the Monthly Deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy value in each bears to the Net Policy Value.

ADMINISTRATION CHARGE

This charge will be equal to $30 plus $0.08 per $1,000 of current face amount per Policy Month in the first Policy Year. For all subsequent Policy Years, the administration charge will not exceed $15 plus $0.02 per $1,000 of current face amount per Policy Month. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases, in the order the increases occurred.

For Death Benefit Options 1 and 2, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

    (a) is the death benefit as of the first day of the Policy Month, divided by 1.0032737; and

    (b) is the Policy Value as of the first day of the Policy Month prior to deduction of monthly cost of insurance.

The rates for the cost of insurance are blended and based upon the Attained Age, sex, and Risk Classification of the Lives Insured.

Cost of insurance rates will generally increase with the age of each of the Lives Insured. The first year cost of insurance rate is guaranteed.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within the class of Lives Insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the Lives Insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Tables.

CHARGES FOR SUPPLEMENTARY BENEFITS

If the Policy includes Supplementary Benefits, a charge will be made applicable to such Supplementary Benefit.

MORTALITY AND EXPENSE RISK CHARGE

A monthly charge is assessed against the Policy Value equal to a percentage of the Policy Value. This charge is to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risk assumed is that Lives Insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:

                                                   CURRENT AND
                                                   GUARANTEED
                                                MONTHLY MORTALITY     EQUIVALENT ANNUAL
                                                   AND EXPENSE          MORTALITY AND
          POLICY YEAR                             RISKS CHARGE          RISKS CHARGE
        -------------------------------------------------------------------------------
        1-20...............................           0.063%                0.75%
        21+................................           0.033%                0.40%

CHARGES FOR TRANSFERS

A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year, other than transfers made pursuant to the Dollar Cost Averaging or Asset Allocation Balancer programs.

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents, immediate family members of the foregoing, and employees or agents of Manufacturers Life and its subsidiaries. Manulife USA reserves the right to reduce any of the Policy's loads or charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manulife USA believes to be relevant to the expected reduction of its expenses.

Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. Manulife USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

In addition, groups and persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience.

SPECIAL PROVISIONS FOR EXCHANGES

The Company will permit owners of certain fixed life insurance contracts issued by the Company to exchange their contracts for the Policies described in this prospectus (and likewise, owners of Policies described in this prospectus may also exchange their Policies for certain fixed life insurance contracts issued by the Company). Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

At the present time, the Company makes no specific charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

INVESTMENT ACCOUNTS

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

FIXED ACCOUNT

Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by Manulife USA For a detailed description of the Fixed Account, see "The General Account -- Fixed Account".

LOAN ACCOUNT

Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans -- Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES

The value of a unit of each sub-account was initially fixed at $10.00 and $12.50 depending on the sub-account. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the that sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

(b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day;

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

TRANSFERS OF POLICY VALUE

At any time, a policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

The Company reserves the right to impose limitations on transfers, including the maximum amount that may be transferred. In addition, transfer privileges are subject to any restrictions that may be imposed by the Trust.

While the Policy is in force, the policyowner may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

(a)   within eighteen months after the Issue Date; or

(b) within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or within 60 days of the date of notification of such change, whichever is later.

TRANSFER CHARGES

A policyowner may make up to twelve transfers each Policy Year free of charge. Additional transfers in each Policy Year may be made at a cost of $25 per transfer. This charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.

TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $500 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS

Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, Manulife USA will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

DOLLAR COST AVERAGING

The Company will offer policyowners a Dollar Cost Averaging program. Under the Dollar Cost Averaging program the policyowner will designate an amount which will be transferred at predetermined intervals from one Investment Account into any other Investment Account(s) or the Fixed Account. Currently, no charge will be made for this program. If insufficient funds exist to effect a Dollar Cost Averaging transfer, the transfer will not be effected and the policyowner will be so notified.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, the Company will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs Manulife USA otherwise or has elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, the Company reserves the right to institute a charge on 90 days' written notice to the policyowner.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

POLICY LOANS

At any time while this Policy is in force, a policyowner may borrow against the Policy Value of the Policy. The amount of any loan cannot exceed 90% of the Policy's Net Cash Surrender Value.

LOAN VALUE

The Loan Value is equal to the Policy's Net Cash Surrender Value less the monthly deductions due to the next Policy Anniversary.

EFFECT OF POLICY LOAN

A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." In addition, a policy loan may result in a Policy's failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a policy loan will affect the amount payable on the death of the last-to-die of the Lives Insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 5.25%. If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

The Policy will go into default at any time the Policy Debt exceeds the Policy Value. At least 61 days prior to termination, the Company will send the policyowner a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

LOAN ACCOUNT

When a loan is made, an amount equal to the loan, discounted by 4%, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT

Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 1.25% and is guaranteed not to exceed this amount.

LOAN REPAYMENTS

Policy Debt may be repaid in whole or in part at any time prior to the death of the last-to-die of the Lives Insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. Loan repayments will be allocated first to the Fixed Account until the associated Loan sub-account is reduced to zero and then to each Investment Account in the same proportion as the value in the corresponding Loan Sub-Account bears to the value of the Loan Account.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER

A Policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. If there have been any prior Face Amount increases, the Surrender Charge will be the sum of the Surrender Charge for the Initial Face Amount plus the Surrender Charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which Manulife USA receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS

A policyowner may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. The policyowner may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions -- Surrender Charges."

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charges.

If the death benefit is based upon the Policy Value times the minimum death benefit percentage set forth under "Death Benefit Minimum Death Benefit," the Face Amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the Surrender Charge assessed exceeds the difference between the death benefit and the Face Amount. When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

LAPSE AND REINSTATEMENT

LAPSE

Unless the No-Lapse Guarantee is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy's Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy -- Tax Treatment of Policy Benefits -- Surrender or Lapse." Manulife USA will notify the policyowner of the default and will allow a 61 day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium load. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.


NO-LAPSE GUARANTEE
(See below for provisions applicable to policies issued in Florida)

In those states where it is permitted, as long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, the Company will guarantee that the Policy will not go into default, even if adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a Policy Month.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

The No-Lapse Guarantee Premium is set at issue and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if the face amount of the Policy is changed, if there is a Death Benefit Option change, or if there is any change in the supplementary benefits added to the Policy or in the risk classification of any Lives Insured because of a change in smoking status.

The No-Lapse Guarantee Period is described under "Definitions".

While the No-Lapse Guarantee is in effect, the Company will determine at the beginning of the Policy Month that the Policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If it has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification to the policyowner, will be equal to the lesser of:

(a) the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default, plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

(b) the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium load.

If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

Policies Issued in Florida. The following changes are applicable for Policies issued prior to September 14, 2001 in Florida.

     A No-Lapse Guarantee Value Test (as opposed to a No-Lapse Guarantee Cumulative Premium Test) is used to determine whether the No-Lapse Guarantee is in effect.

     The No-Lapse Guarantee Value Test is satisfied if, as of the beginning of the Policy Month that your Policy would otherwise be in default, the sum of all premiums paid less:
(a) the sum of the No-Lapse Guarantee Value Deductions,
(b) any gross withdrawals, and
(c) any Policy Debt


     is equal to or greater than zero.

     The No-Lapse Guarantee Value Deduction is set forth in the Table of Values in your Policy. It is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the Policy:

     - the face amount of insurance changes.
     - a supplementary benefit is added, changed or terminated.
     - the risk classification of the life insured changes.
     - a temporary Additional Rating is added (due to a face amount increase), or terminated.
     - The Death Benefit Option changes.

     If, during the No-Lapse Guarantee Period, the No-Lapse Guarantee Value Test has not been met, the No-Lapse Guarantee Value Test (as opposed to the No-Lapse Guarantee Cumulative Premium Test) will be used to determine the amount necessary to keep your Policy from going into default. This required payment will be equal to the lesser of:
     (a) the amount necessary to satisfy the No-Lapse Guarantee Value Test at the date of default, plus the sum of two monthly No-Lapse Guarantee Value Deductions, or
     (b) the amount necessary to bring the Net Cash Surrender Value to zero plus:
     1.  the monthly deductions due,
     2.  the next two monthly deductions, and
     3.  the applicable premium charge.


NO-LAPSE GUARANTEE CUMULATIVE PREMIUM TEST

The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that the Policy would otherwise be in default, the sum of all premiums paid to date less any gross withdrawals and less any Policy Debt, is at least equal to the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.

DEATH DURING GRACE PERIOD

If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding Monthly Deductions due at the time of death.

REINSTATEMENT

A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

(a)   All Lives Insured's risk classifications are standard or preferred, and

(b)   All Lives Insured's Attained Ages are less than 46.

A policyowner can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) Evidence of all Lives Insured's insurability, or on the survivor(s) who were insured at the end of the grace period, satisfactory to the Company is provided to the Company;

(b) A premium equal to the amount that was required to bring the Policy out of default immediately prior to termination, plus the next two monthly deductions;

(c) The Policy cannot be reinstated if any of the Lives Insured die after the Policy has terminated.

If the reinstatement is approved, the date of reinstatement will be the later of the date the Company approves the policyowner's request or the date the required payment is received at the Company's Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated.

THE GENERAL ACCOUNT

The general account of Manulife USA consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manulife USA has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of Manulife USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the S.E.C. has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

FIXED ACCOUNT

A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. Manulife USA will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE FIXED ACCOUNT

The Policy Value in the Fixed Account is equal to:

      (a)   the portion of the net premiums allocated to it; plus

      (b)   any amounts transferred to it; plus

      (c)   interest credited to it; less

      (d)   any charges deducted from it; less

      (e)   any partial withdrawals from it; less

      (f)   any amounts transferred from it.

INTEREST ON THE FIXED ACCOUNT

An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manulife USA guarantees that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyowner pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

POLICYOWNER RIGHTS

Unless otherwise restricted by a separate agreement, the policyowner may:

      -     Vary the premiums paid under the Policy.

      -     Change the death benefit option.

      -     Change the premium allocation for future premiums.

      -     Transfer amounts between sub-accounts.

      -     Take loans and/or partial withdrawals.

      -     Surrender the contract.

      -     Transfer ownership to a new owner.

      - Name a contingent owner that will automatically become owner if the policyowner dies before the insured.

      -     Change or revoke a contingent owner.

      -     Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS

Manulife USA will not be bound by an assignment until it receives a copy of the assignment at its Service Office. Manulife USA assumes no responsibility for the validity or effects of any assignment.

BENEFICIARY

One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyowner during the Lives Insured lifetime by giving written notice to Manulife USA in a form satisfactory to the Company. The change will take effect as of the date such notice is signed. If the Life Insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, the Company will pay the insurance benefit as if the beneficiary had died before the Life Insured.

INCONTESTABILITY

Manulife USA will not contest the validity of a Policy after it has been in force during any Lives Insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the Lives Insured for two years. If a Policy has been reinstated and been in force during the lifetime of the Lives Insured for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX

If the stated age or sex or both of any of the Lives Insured in the Policy are incorrect, Manulife USA will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION

If any of the Lives Insured dies by suicide within two years after the Issue Date, the Policy will terminate and the Company will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

If any of the Lives Insured dies by suicide within two years after the effective date of an applied for increase in Face Amount, the Company will credit the amount of any Monthly Deductions taken for the increase and reduce the Face Amount to what it was prior to the increase. If the last death is by suicide, the Death Benefit for that increase will be limited to the Monthly Deductions taken for the increase.

The Company reserves the right to obtain evidence of the manner and cause of death of the Lives Insured.

SUPPLEMENTARY BENEFITS

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including the Estate Preservation Rider which provides additional term insurance at no extra charge during the first four Policy Years to protect against application of the "three year contemplation of death" rule and an option to split the Policy into two individual policies upon divorce, or certain federal tax law changes without evidence of insurability (the "Policy Split Option"). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction. (For policies issued in the state of Maryland, there is an additional charge of 6 cents per $1,000 of Face Amount for the Estate Preservation Rider.)

TAX TREATMENT OF THE POLICY

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. MANULIFE USA DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

The Company is taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, the Company's operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, the Company is not taxed on the investment income and capital gains of the Separate Account, but the Company may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. The Company's use of these tax credits and deductions will not adversely affect or benefit the Separate Account. The Company does not anticipate that it will be taxed on the income and gains of the Separate Account in the future, but if the Company is, it may impose a corresponding charge against the Separate Account.

LIFE INSURANCE QUALIFICATION

There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Internal Revenue Code, and thereby to enjoy the tax benefits of such a contract:

1. The Policy must satisfy the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

2. The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

3. The Policy must be a valid life insurance contract under applicable state law.

4. The Policyowner must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE

Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium and Cash Value Corridor Test. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the Policy, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy that is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the

Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION

Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

STATE LAW

A policy must qualify as a valid life insurance contract under applicable state law. State regulations require that the policyowner have appropriate insurable interest in the Life Insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets". As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX TREATMENT OF POLICY BENEFITS

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

DEATH BENEFIT

The death benefit under the Policy should be excludible from the gross income of the beneficiary under Section 101(a)(1) of the Code.

CASH VALUES

Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY

Investment in the Policy means:

- the aggregate amount of any premiums or other consideration paid for a Policy; minus

- the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract ("MEC"), to the extent such amount has been excluded from gross income, will be disregarded); plus

- the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyowner.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE

Upon a complete surrender or lapse of a Policy, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of lapse or surrender, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements."

DISTRIBUTIONS

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract" or "MEC".

DISTRIBUTIONS FROM NON-MEC'S

A distribution from a non-MEC is generally treated as a tax-free recovery by the policyowner of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.

Force Outs

An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S

Policies classified as MEC's will be subject to the following tax rules:

- First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

- Second, loans taken from or secured by such a Policy and assignments or pledges of any part of its value are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

- Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

      -     is made on or after the date on which the policyowner attains age
            59 -1/2;

      -     is attributable to the policyowner becoming disabled; or

      - is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives

            (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

      These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts

Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven Policy Years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes

A policy that is not a MEC may become a MEC if it is "materially changed". If there is a material change to the policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount

If there is a reduction in benefits during any the first seven Policy Years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

Exchanges

A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums

If a premium which would cause the Policy to become a MEC is received within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium on the next anniversary will be refunded to the policyowner.) The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the next anniversary.

If a premium which would cause the Policy to become a MEC is received more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If in connection with the application or issue of the Policy, the policyowner acknowledges that the policy is or will become a MEC, excess premiums that would cause MEC status will be credited to the account as of the original date received.

Multiple Policies

All MEC's that are issued by a Company (or its affiliates) to the same policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

Policy Split Options

This option permits a Policy to be split into two other individual Policies upon the occurrence of a divorce of the lives insured or certain changes in federal estate tax law. The purchase and exercise of the policy split option could have adverse tax consequences. For example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. It is also not clear whether the cost of the policy split option, which is deducted monthly from Policy Value, will be treated as a taxable distribution. Before purchasing the policy split option or exercising rights provided by the policy split option, please consult with a competent tax adviser regarding the possible consequences.

POLICY LOAN INTEREST

Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the sum of such average on borrowed Policy cash values and the average adjusted bases for all other assets of the taxpayer.

If the policyowner is an individual, and if the taxpayer is a business and is not the policyowner, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

POLICY EXCHANGES

A policyowner generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same lives insured and issued by the Company or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. The receipt of cash or forgiveness of indebtedness is treated as "boot" which is taxable up to the amount of the gain in the policy. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyowner's Investment in the Policy.

OTHER TRANSACTIONS

A transfer of the Policy, a change in the owner, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyowner and beneficiary.

ALTERNATIVE MINIMUM TAX

Corporate owners may be subject to Alternative Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

INCOME TAX REPORTING

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

-   the value each year of the life insurance protection provided;

-   an amount equal to any employer-paid premiums;

-   an amount equal to imputed interest on a deemed employer loan; or

- some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS

As long as the Policy is in force, Manulife USA will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account, the Company may delay payment during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),
(ii) trading on the New York Stock Exchange is restricted, (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary, Manulife USA will send the policyowner a statement showing, among other things:

-     the amount of death benefit;

- the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

- the value of the units in each Investment Account to which the Policy Value is allocated;

-     the Policy Debt and any loan interest charged since the last report;

- the premiums paid and other Policy transactions made during the period since the last report; and

-     any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES

Manulife Financial Securities, LLC ("Manulife Financial Securities"), an indirect wholly-owned subsidiary of MFC, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manulife USA. Manulife Financial Securities is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. Manulife Financial Securities is located at 73 Tremont Street, Boston, MA 02108 and is organized as a Delaware limited liability company. The managing member of Manulife Financial Securities is Manulife USA. The Policies will be sold by registered representatives of either Manulife Financial Securities or other broker-dealers having distribution agreements with Manulife Financial Securities who are also authorized by state insurance departments to do so. The Policies will be sold in all states of the United States except New York.

A registered representative will receive commissions not to exceed 105% of premiums in the first year, 2% of all premiums paid in the second year and after, and after the second anniversary 0.15% of the Policy Value per year. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manulife USA or Manufacturers Life will be eligible for additional compensation.

RESPONSIBILITIES OF MANUFACTURERS LIFE

Manufacturers Life and Manulife USA, have entered into an agreement with Manulife Financial Securities pursuant to which Manufacturers Life or Manulife USA, on behalf of Manulife Financial Securities will pay the sales commissions in respect of the Policies and certain other policies issued by Manulife USA, prepare and maintain all books and records required to be prepared and maintained by Manulife Financial Securities with respect to the policies and such other policies, and send all confirmations required to be sent by Manulife Financial Securities with respect to the Policies and such other policies. Manulife Financial Securities will promptly reimburse Manufacturers Life or Manulife USA for all sales commissions paid by Manufacturers Life or Manulife USA and will pay Manufacturers Life or Manulife USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

MFC has also entered into a Service Agreement with Manulife USA pursuant to which MFC will provide to Manulife USA with issue, administrative, general services and recordkeeping functions on behalf of Manulife USA with respect to all of its insurance policies including the Policies.

Finally, Manulife USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of an insured.

VOTING RIGHTS

As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manulife USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manulife USA will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by Manulife USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manulife USA to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manulife USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manulife USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manulife USA reasonably disapproves such changes in accordance with applicable federal regulations. If Manulife USA does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

SUBSTITUTION OF PORTFOLIO SHARES

It is possible that in the judgment of the management of Manulife USA, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manulife USA may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC. and one or more state insurance departments may be required.

Manulife USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

RECORDS AND ACCOUNTS

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

STATE REGULATIONS

Manulife USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manulife USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or the Trust.

INDEPENDENT AUDITORS

The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 2001, and for each of the two years in the period ended December 31, 2001, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FURTHER INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The Commission also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the Commission which is located at http://www.sec.gov.

For further information you may also contact Manulife USA's Home Office, the address and telephone number of which are on the first page of the prospectus.

OFFICERS AND DIRECTORS

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------
James Boyle          President, U.S.           President , U.S. Annuities, Manulife  USA, January 2002 to present; Senior Vice
(43)**               Annuities, Director       President, U.S. Annuities, The Manufacturers Life Insurance Company, July 1999
                                               to present; President, The Manufacturers Life Insurance Company of North
                                               America, July 1999 to December 2001; Vice President, Institutional Markets,
                                               Manulife Financial, May 1998 to June 1999; Vice President, Administration of
                                               U.S. Annuities, Manulife Financial, September 1996 to May 1998; Vice President,
                                               Treasurer and Chief Administrative Officer, North American Funds, June 1994 to
                                               September 1996.

Robert A. Cook       President, U.S.           President, U.S. Individual Insurance, Manulife USA, January 2002 to present;
(47)**               Insurance; Director       Senior Vice President, U.S. Individual Insurance, Manulife USA, January 1999 to
                                               December 2001; Senior Vice President, The Manufacturers Life Insurance Company,
                                               January 1999 to present; Vice President, Product Management, The Manufacturers
                                               Life Insurance Company, January 1996 to December 1998; Sales and Marketing
                                               Director, The Manufacturers Life Insurance Company, 1994 to 1995.

Peter Copestake      Vice President, Finance   Vice President, Finance, Manulife USA, December 1999 to present; Vice President
(46)***                                        & Treasurer, The Manufacturers Life Insurance Company, November 1999 to
                                               present; Vice President, Asset Liability Management, Canadian Imperial Bank of
                                               Commerce (CIBC), 1991 to 1999; Director, Capital Management, Bank of Montreal,
                                               1986-1990; Inspector General

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------
                                               of Banks, Department of Finance, 1980-1985.

John D. DesPrez      Chairman and President    President, Manulife USA, January 1999 to date; Executive Vice President, U.S.
III (45)**                                     Operations, The Manufacturers Life Insurance Company, January 1999 to  present;
                                               Senior Vice President, U.S. Annuities, The Manufacturers Life Insurance
                                               Company, September 1996 to December 1998; President of The Manufacturers Life
                                               Insurance Company of North America, September 1996 to December, 1998; Vice
                                               President, Mutual Funds, North American Security Life Insurance Company ,
                                               January 1995 to September 1996.

James D. Gallagher   Vice President,           Vice President, Secretary & General Counsel, Manulife USA, January 1996 to
(47)**               Secretary and General     present; Vice President, Chief Legal Officer & Government Relations, U.S.
                     Counsel                   Operations, The Manufacturers Life Insurance Company, January 1996 to present;
                                               President, The Manufacturers Life Insurance Company of New York, August 1999 to
                                               present;  Vice President, Secretary and General Counsel, The Manufacturers Life
                                               Insurance Company of America, January 1997 to present; Secretary and General
                                               Counsel, Manufacturers Adviser Corporation, January 1997 to present; Vice
                                               President, Secretary and General Counsel, The Manufacturers Life Insurance
                                               Company of North America, 1994 to December 2001.

Donald Guloien       Executive Vice            Executive Vice President & Chief Investments Officer, Manulife USA, June 2001
(45)***              President and Chief       to present; Executive Vice President & Chief Investment Officer, The
                     Investment Officer        Manufacturers Life Insurance Company, March 2001 to present; Executive Vice
                                               President, Business Development, The Manufacturers Life Insurance Company,
                                               January 1999 to March 2001; Senior Vice President, Business Development, The
                                               Manufacturers Life Insurance Company, 1994 to December 1998.

Geoffrey Guy         Director                  Executive Vice President and Chief Actuary, The Manufacturers Life Insurance
(54)***                                        Company, February 2000 to present; Senior Vice President and Chief Actuary, The
                                               Manufacturers Life Insurance Company, 1996 to 2000; Vice President and Chief
                                               Actuary, The Manufacturers Life Insurance Company, 1993 to 1996; Vice President
                                               and Chief Financial Officer, U.S. Operations, The Manufacturers Life Insurance
                                               Company, 1987 to 1993.

John Lyon            Vice President and        Vice President & Chief Financial Officer, Investments, Manulife USA, June 2001
(49) ***             Chief Financial           to present;  Vice President & Chief Financial Officer, Investments, The
                     Officer, Investments;     Manufacturers Life Insurance Company; April 2001 to present; Vice President,
                     Director                  Business Development, The Manufacturers Life Insurance Company, 1995-2001;
                                               Assistant Vice President, Business Development, The Manufacturers Life
                                               Insurance Company, 1994-1995; Director/Manager, Corporate Finance, The
                                               Manufacturers Life Insurance Company, 1992-1994.

 Steven Mannik                                 President, Reinsurance, Manulife USA, January 2001 to present; Senior Vice
(43)***              President, Reinsurance;   President, Reinsurance Operations, The Manufacturers Life Insurance Company,
                     Director                  June 2001 to present;  President, Manulife Reinsurance Corporation (U.S.A.),
                                               June, 2001 to December 2001; Vice President, Business Development, The
                                               Manufacturers Life Insurance Company, 1999 to June 2001; Principal, Towers
                                               Perrin, 1988 to 1999.

James O'Malley       President, U.S.           President, U.S. Pensions, Manulife USA, January 2002 to present, Senior Vice
(55)***              Pensions; Director        President, U.S. Pensions, Manulife USA, January 1999 to December present;
                                               Senior Vice President, U.S. Pensions, The Manufacturers Life Insurance Company,
                                               January 1999 to present; Vice President, Systems New Business Pensions, The
                                               Manufacturers Life Insurance Company,  1984 to December 1998.

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------
Rex Schlaybaugh,     Director                  Member, Dykema Gossett, PLLC, 1982 to present; Vice Chairman, Oxford
Jr.                                            Automotive, Inc. 1997 to present
(52)****

John Ostler          Executive  Vice           Executive Vice President and Chief Financial Officer, Manulife USA, January
(49)****             President and Chief       2002 to present; Vice President and Chief Financial Officer, Manulife USA,
                     Financial Officer         October 1, 2000 to present; Vice President and Chief Financial Officer, U.S.
                                               Operations, The Manufacturers Life Insurance Company, October 1, 2000 to
                                               present; Vice President and Corporate Actuary, The Manufacturers Life Insurance
                                               Company, March 1998 to September 2000; Vice President & CFO U.S. Individual
                                               Insurance, The Manufacturers Life Insurance Company, 1992 to March 1998; Vice
                                               President, U.S. Insurance Products, The Manufacturers Life Insurance Company,
                                               1990 - 1992; Assistant Vice President & Pricing Actuary, US Insurance, The
                                               Manufacturers Life Insurance Company, 1988-1990.

Warren Thomson       Senior Vice President,    Senior Vice President, Investments, Manulife USA, June 2001 to present; Senior
(47)***              Investments               Vice President, Investments, The Manufacturers Life Insurance Company, May 2001
                                               to Present; President, Norfolk Capital Partners Inc. 2000 - May 2001; Managing
                                               Director, Public Sector Finance, New Capital Group Inc. 1995-2000; Tax Partner,
                                               Coopers & Lybrand Chartered Accounts, 1994-1995; Taxation Vice President, The
                                               Manufacturers Life Insurance Company, 1987-1994.

Denis Turner         Senior Vice President     Senior Vice President and Treasurer, Manulife USA, January 2002 to present;
(45)***              and Treasurer             Vice President and Treasurer, Manulife USA, May 1999 to December 2001; Vice
                                               President and Chief Accountant, U.S.  Operations, The Manufacturers Life
                                               Insurance  Company, May 1999 to present; Vice President and Treasurer, The
                                               Manufacturers Life Insurance Company of America, May 1999 to present; Assistant
                                               Vice President, Financial Operations, Reinsurance Division, The Manufacturers
                                               Life Insurance Company, February 1998 to April 1999; Assistant Vice President &
                                               Controller, Reinsurance Division, The Manufacturers Life Insurance Company,
                                               November 1995, to January 1998, Assistant Vice President, Corporate
                                               Controllers, The Manufacturers Life Insurance Company, January 1989 to October
                                               1995.

** Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02108.

*** Principal business address is Manulife Financial, 200 Bloor Street East, Toronto, Ontario Canada M4W 1E5.

**** Principal business address is Dykema Gossett, 800 Michigan National Tower,
     Lansing, Michigan 48933.


OPTIONAL BENEFITS

OPTIONAL TERM RIDER

The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

ILLUSTRATIONS

The tables set forth in Appendix A illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time

APPENDIX A - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.


The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.937% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.933%, 5.012% and 10.956%. The illustrations reflect the current expense reimbursements in effect for the Lifestyle Trusts and the Index Trusts. In the absence of such expense reimbursements, the average of the Portfolio's current expenses would have been 1.019% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -1.014%, 4.926% and 10.865%. The expense reimbursements for certain of the Trusts (as described in the "Trust Annual Expenses" table) are expected to remain in effect during the fiscal year ended December 31, 2002. Were the expense reimbursements to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.


The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are four tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker:


10 Year No Lapse Guarantee

- one based on current cost of insurance charges assessed by the Company and reflecting a 10 year no lapse guarantee

- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 10 year no lapse guarantee.

20 Year No Lapse Guarantee

- one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee

- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 20 year no lapse guarantee.

Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manulife USA will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately May 1, 1999. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

              ILLUSTRATIONS REFLECTING 20 YEAR NO LAPSE GUARANTEE

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,500 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
    1          7,875       5,972           0      500,000         6,354          0      500,000      6,737           0     500,000
    2         16,144      12,343       3,720      500,000        13,491      4,869      500,000     14,686       6,063     500,000
    3         24,826      18,567      10,546      500,000        20,889     12,868      500,000     23,397      15,376     500,000
    4         33,942      24,661      17,342      500,000        28,573     21,254      500,000     32,965      25,646     500,000
    5         43,514      30,618      24,000      500,000        36,546     29,929      500,000     43,465      36,848     500,000
    6         53,565      36,440      30,425      500,000        44,822     38,806      500,000     54,995      48,979     500,000
    7         64,118      42,129      36,815      500,000        53,412     48,098      500,000     67,657      62,344     500,000
    8         75,199      47,690      43,078      500,000        62,333     57,721      500,000     81,573      76,961     500,000
    9         86,834      53,137      49,127      500,000        71,613     67,603      500,000     96,884      92,873     500,000
   10         99,051      58,482      55,174      500,000        81,277     77,969      500,000    113,740     110,432     500,000
   15         69,931      82,895      82,895      500,000       135,132    135,132      500,000    226,611     226,611     500,000
   20        260,394     102,380     102,380      500,000       198,882    198,882      500,000    408,642     408,642     500,000
   25        375,851     115,692     115,692      500,000       278,039    278,039      500,000    716,710     716,710     766,880
   30        523,206     113,753     113,753      500,000       372,865    372,865      500,000  1,222,659   1,222,659   1,283,792
   35        711,272      78,951      78,951      500,000       494,187    494,187      518,896  2,045,487   2,045,487   2,147,761
   40        951,298           0(4)        0(4)         0(4)    647,558    647,558      679,935  3,369,034   3,369,034   3,537,485
   45      1,257,639                                            837,568    837,568      845,944  5,524,547   5,524,547   5,579,793
   50      1,648,615                                          1,086,678  1,086,678    1,086,678  9,153,814   9,153,814   9,153,814

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                   FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,500 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
    1           7,875       5,972         0      500,000         6,354         0      500,000        6,737           0     500,000
    2          16,144      12,343     3,720      500,000        13,491     4,869      500,000       14,686       6,063     500,000
    3          24,826      18,562    10,541      500,000        20,884    12,863      500,000       23,392      15,372     500,000
    4          33,942      24,622    17,303      500,000        28,533    21,214      500,000       32,924      25,605     500,000
    5          43,514      30,515    23,898      500,000        36,439    29,822      500,000       43,353      36,736     500,000
    6          53,565      36,231    30,216      500,000        44,600    38,584      500,000       54,760      48,744     500,000
    7          64,118      41,758    36,445      500,000        53,014    47,700      500,000       67,231      61,917     500,000
    8          75,199      47,083    42,471      500,000        61,675    57,063      500,000       80,863      76,251     500,000
    9          86,834      52,192    48,181      500,000        70,581    66,570      500,000       95,762      91,752     500,000
   10          99,051      57,065    53,756      500,000        79,721    76,412      500,000      112,044     108,735     500,000
   15          69,931      76,875    76,875      500,000       128,338   128,338      500,000      219,176     219,176     500,000
   20         260,394      84,219    84,219      500,000       178,680   178,680      500,000      388,821     388,821     500,000
   25         375,851      68,303    68,303      500,000       228,305   228,305      500,000      678,652     678,652     726,158
   30         523,206           0(4)      0(4)         0(4)    261,849   261,849      500,000    1,151,322   1,151,322   1,208,888
   35         711,272                                          252,658   252,658      500,000    1,901,969   1,901,969   1,997,068
   40         951,298                                           98,553    98,553      500,000    3,063,457   3,063,457   3,216,630
   45       1,257,639                                                0(4)     0(4)          0(4) 4,924,010   4,924,010   4,973,250
   50       1,648,615                                                                            8,163,691   8,163,691   8,163,691

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $8,200 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                      6% Hypothetical                    12% Hypothetical
                              Gross Investment Return             Gross Investment Return             Gross Investment Return
                          -------------------------------     -------------------------------    ---------------------------------
  End Of    Accumulated                Cash                                Cash                                Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death       Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit      Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------    ---------   ---------   ---------
    1         8,610         6,609           0     506,609       7,029           0     507,029         7,449           0     507,449
    2        17,651        13,604       4,981     513,604      14,868       6,245     514,868        16,182       7,560     516,182
    3        27,143        20,439      12,418     520,439      22,994      14,973     522,994        25,754      17,733     525,754
    4        37,110        27,132      19,813     527,132      31,435      24,115     531,435        36,264      28,945     536,264
    5        47,576        33,674      27,057     533,674      40,192      33,574     540,192        47,797      41,180     547,797
    6        58,564        40,067      34,052     540,067      49,277      43,262     549,277        60,455      54,440     560,455
    7        70,103        46,311      40,997     546,311      58,704      53,390     558,704        74,350      69,036     574,350
    8        82,218        52,411      47,799     552,411      68,487      63,875     568,487        89,610      84,998     589,610
    9        94,939        58,382      54,372     558,382      78,657      74,647     578,657       106,386     102,375     606,386
   10       108,296        64,237      60,928     564,237      89,239      85,931     589,239       124,842     121,533     624,842
   15       185,791        90,831      90,831     590,831     147,865     147,865     647,865       247,697     247,697     747,697
   20       284,698       111,447     111,447     611,447     215,598     215,598     715,598       441,679     441,679     941,679
   25       410,930       123,728     123,728     623,728     294,017     294,017     794,017       757,797     757,797   1,257,797
   30       572,038       116,066     116,066     616,066     370,326     370,326     870,326     1,254,046   1,254,046   1,754,046
   35       777,658        69,163      69,163     569,163     420,413     420,413     920,413     2,020,295   2,020,295   2,520,295
   40     1,040,086             0(4)        0(4)        0(4)  408,064     408,064     908,064     3,197,221   3,197,221   3,697,221
   45     1,375,018                                           284,164     284,164     784,164     5,012,857   5,012,857   5,512,857
   50     1,802,486                                                 0(4)        0(4)        0(4)  7,798,772   7,798,772   8,298,772

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $8,200 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                  0% Hypothetical                       6% Hypothetical                    12% Hypothetical
                               Gross Investment Return              Gross Investment Return             Gross Investment Return
                           -------------------------------      -------------------------------    ---------------------------------
  End Of    Accumulated                 Cash                                 Cash                                Cash
  Policy     Premiums     Policy     Surrender      Death       Policy     Surrender     Death      Policy     Surrender     Death
 Year (1)       (2)        Value      Value (3)    Benefit      Value      Value (3)    Benefit     Value      Value (3)    Benefit
 -------    -----------   -------      -------     -------     -------      -------     -------   ---------    ---------   ---------
    1           8,610      6,609           0       506,609       7,029          0      507,029         7,449          0     507,449
    2          17,651     13,604       4,981       513,604      14,868      6,245      514,868        16,182      7,560     516,182
    3          27,143     20,434      12,414       520,434      22,989     14,968      522,989        25,748     17,727     525,748
    4          37,110     27,092      19,773       527,092      31,393     24,074      531,393        36,220     28,901     536,220
    5          47,576     33,566      26,949       533,566      40,077     33,459      540,077        47,676     41,059     547,676
    6          58,564     39,843      33,828       539,843      49,037     43,021      549,037        60,197     54,182     560,197
    7          70,103     45,910      40,597       545,910      58,267     52,953      558,267        73,874     68,560     573,874
    8          82,218     51,750      47,138       551,750      67,756     63,144      567,756        88,801     84,189     588,801
    9          94,939     57,342      53,331       557,342      77,492     73,482      577,492       105,080    101,070     605,080
   10         108,296     62,663      59,355       562,663      87,457     84,148      587,457       122,819    119,510     622,819
   15         185,791     83,883      83,883       583,883     139,441    139,441      639,441       237,367    237,367     737,367
   20         284,698     90,005      90,005       590,005     188,120    188,120      688,120       405,500    405,500     905,500
   25         410,930     68,594      68,594       568,594     219,618    219,618      719,618       652,576    652,576   1,152,576
   30         572,038          0(4)        0(4)          0(4)  191,786    191,786      691,786       983,018    983,018   1,483,018
   35         777,658                                           40,487     40,487      540,487     1,394,229  1,394,229   1,894,229
   40       1,040,086                                                0(4)       0(4)         0(4)  1,865,956  1,865,956   2,365,956
   45       1,375,018                                                                              2,342,926  2,342,926   2,842,926
   50       1,802,486                                                                              2,182,765  2,182,765   2,682,765

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              ILLUSTRATIONS REFLECTING 10 YEAR NO LAPSE GUARANTEE

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,500 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                      6% Hypothetical                   12% Hypothetical
                              Gross Investment Return             Gross Investment Return            Gross Investment Return
                          -------------------------------     -------------------------------   ---------------------------------
  End Of    Accumulated                Cash                                Cash                               Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death      Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit     Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------   ---------   ---------   ---------
    1           7,875         5,972          0     500,000       6,354           0      500,000      6,737            0    500,000
    2          16,144        12,343      3,942     500,000      13,491       5,091      500,000     14,686        6,285    500,000
    3          24,826        18,593     10,778     500,000      20,916      13,101      500,000     23,425       15,610    500,000
    4          33,942        24,730     17,599     500,000      28,646      21,515      500,000     33,041       25,910    500,000
    5          43,514        30,753     24,306     500,000      36,691      30,244      500,000     43,619       37,172    500,000
    6          53,565        36,658     30,797     500,000      45,059      39,198      500,000     55,251       49,390    500,000
    7          64,118        42,441     37,264     500,000      53,758      48,581      500,000     68,039       62,862    500,000
    8          75,199        48,098     43,605     500,000      62,795      58,302      500,000     82,094       77,601    500,000
    9          86,834        53,625     49,718     500,000      72,181      68,274      500,000     97,542       93,635    500,000
   10          99,051        59,013     55,790     500,000      81,919      78,696      500,000    114,514      111,290    500,000
   15          69,931        83,462     83,462     500,000     136,020     136,020      500,000    227,981      227,981    500,000
   20         260,394       101,966    101,966     500,000     199,151     199,151      500,000    410,420      410,420    500,000
   25         375,851       112,292    112,292     500,000     276,114     276,114      500,000    719,054      719,054    769,388
   30         523,206       105,174    105,174     500,000     367,562     367,562      500,000  1,225,704    1,225,704  1,286,989
   35         711,272        63,411     63,411     500,000     485,347     485,347      509,614  2,049,006    2,049,006  2,151,456
   40         951,298             0(4)       0(4)        0(4)  635,514     635,514      667,289  3,368,659    3,368,659  3,537,092
   45       1,257,639                                          820,013    820,013     828,213   5,505,631   5,505,631    5,560,687
   50       1,648,615                                        1,064,699  1,064,699   1,064,699   9,122,626   9,122,626    9,122,626

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,500 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical                     6% Hypothetical                     12% Hypothetical
                              Gross Investment Return            Gross Investment Return              Gross Investment Return
                          -------------------------------     -------------------------------     ---------------------------------
  End Of    Accumulated                Cash                               Cash                                 Cash
  Policy     Premiums     Policy    Surrender      Death      Policy    Surrender     Death        Policy    Surrender      Death
 Year (1)       (2)        Value     Value (3)    Benefit     Value     Value (3)    Benefit       Value     Value (3)     Benefit
 -------    -----------   -------     -------     -------     ------     -------     -------      ---------   ---------   ---------
    1           7,875         5,972          0      500,000        6,354          0      500,000        6,737          0    500,000
    2          16,144        12,343      3,942      500,000       13,491      5,091      500,000       14,686      6,285    500,000
    3          24,826        18,562     10,748      500,000       20,884     13,070      500,000       23,392     15,578    500,000
    4          33,942        24,622     17,492      500,000       28,533     21,403      500,000       32,924     25,793    500,000
    5          43,514        30,515     24,069      500,000       36,439     29,992      500,000       43,353     36,906    500,000
    6          53,565        36,231     30,371      500,000       44,600     38,739      500,000       54,760     48,899    500,000
    7          64,118        41,758     36,581      500,000       53,014     47,837      500,000       67,231     62,054    500,000
    8          75,199        47,083     42,590      500,000       61,675     57,182      500,000       80,863     76,370    500,000
    9          86,834        52,192     48,285      500,000       70,581     66,673      500,000       95,762     91,855    500,000
   10          99,051        57,065     53,842      500,000       79,721     76,497      500,000      112,044    108,820    500,000
   15          69,931        76,875     76,875      500,000      128,338    128,338      500,000      219,176    219,176    500,000
   20         260,394        84,219     84,219      500,000      178,680    178,680      500,000      388,821    388,821    500,000
   25         375,851        68,303     68,303      500,000      228,305    228,305      500,000      678,652    678,652    726,158
   30         523,206             0(4)       0(4)         0(4)   261,849    261,849      500,000    1,151,322  1,151,322  1,208,888
   35         711,272                                            252,658    252,658      500,000    1,901,969  1,901,969  1,997,068
   40         951,298                                             98,553     98,553      500,000    3,063,457  3,063,457  3,216,630
   45       1,257,639                                                  0(4)       0(4)         0(4) 4,924,010  4,924,010  4,973,250
   50       1,648,615                                                                               8,163,691  8,163,691  8,163,691

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $8,200 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                                 0% Hypothetical                      6% Hypothetical                    12% Hypothetical
                              Gross Investment Return             Gross Investment Return             Gross Investment Return
                          -------------------------------     -------------------------------    ---------------------------------
  End Of    Accumulated                Cash                                Cash                                Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death       Policy    Surrender     Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit      Value     Value (3)    Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------    ---------   ---------   ---------

    1           8,610       6,609           0     506,609         7,029          0     507,029         7,449          0     507,449
    2          17,651      13,604       5,203     513,604        14,868      6,467     514,868        16,182      7,782     516,182
    3          27,143      20,466      12,652     520,466        23,022     15,208     523,022        25,782     17,968     525,782
    4          37,110      27,205      20,074     527,205        31,511     24,381     531,511        36,345     29,214     536,345
    5          47,576      33,817      27,370     533,817        40,345     33,898     540,345        47,962     41,515     547,962
    6          58,564      40,299      34,438     540,299        49,532     43,671     549,532        60,734     54,873     560,734
    7          70,103      46,646      41,469     546,646        59,080     53,903     559,080        74,771     69,594     574,771
    8          82,218      52,852      48,359     552,852        68,995     64,502     568,995        90,193     85,699     590,193
    9          94,939      58,913      55,006     558,913        79,286     75,379     579,286       107,130    103,223     607,130
   10         108,296      64,817      61,594     564,817        89,954     86,731     589,954       125,724    122,500     625,724
   15         185,791      91,450      91,450     591,450       148,858    148,858     648,858       249,272    249,272     749,272
   20         284,698     110,845     110,845     610,845       215,521    215,521     715,521       442,789    442,789     942,789
   25         410,930     119,358     119,358     619,358       289,570    289,570     789,570       754,662    754,662   1,254,662
   30         572,038     105,546     105,546     605,546       357,344    357,344     857,344     1,240,341  1,240,341   1,740,341
   35         777,658      52,386      52,386     552,386       396,102    396,102     896,102     1,988,357  1,988,357   2,488,357
   40       1,040,086           0(4)        0(4)        0(4)    357,838    357,838     857,838     3,122,347  3,122,347   3,622,347
   45       1,375,018                                           150,226     150,226     650,226    4,808,935  4,808,935   5,308,935
   50       1,802,486                                                 0(4)        0(4)        0(4) 7,307,499  7,307,499   7,807,499

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                  FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE
                                INSURANCE POLICY
                  Male Non-Smoker Issue Age 55 (Standard) and
                    Female Non-Smoker Issue Age 50 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $8,200 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                                 0% Hypothetical                      6% Hypothetical                     12% Hypothetical
                              Gross Investment Return             Gross Investment Return              Gross Investment Return
                          -------------------------------     -------------------------------    ----------------------------------
  End Of    Accumulated                Cash                                Cash                                 Cash
  Policy     Premiums     Policy    Surrender      Death       Policy    Surrender     Death       Policy     Surrender     Death
 Year (1)       (2)        Value     Value (3)    Benefit      Value     Value (3)    Benefit      Value      Value (3)    Benefit
 -------    -----------   -------     -------     -------     -------     -------     -------    ---------    ---------   ---------
    1           8,610       6,609          0      506,609       7,029          0       507,029        7,449          0     507,449
    2          17,651      13,604      5,203      513,604      14,868      6,467       514,868       16,182      7,782     516,182
    3          27,143      20,434     12,620      520,434      22,989     15,175       522,989       25,748     17,934     525,748
    4          37,110      27,092     19,961      527,092      31,393     24,262       531,393       36,220     29,090     536,220
    5          47,576      33,566     27,119      533,566      40,077     33,630       540,077       47,676     41,229     547,676
    6          58,564      39,843     33,983      539,843      49,037     43,176       549,037       60,197     54,337     560,197
    7          70,103      45,910     40,733      545,910      58,267     53,090       558,267       73,874     68,697     573,874
    8          82,218      51,750     47,256      551,750      67,756     63,263       567,756       88,801     84,308     588,801
    9          94,939      57,342     53,435      557,342      77,492     73,585       577,492      105,080    101,173     605,080
   10         108,296      62,663     59,440      562,663      87,457     84,233       587,457      122,819    119,595     622,819
   15         185,791      83,883     83,883      583,883     139,441    139,441       639,441      237,367    237,367     737,367
   20         284,698      90,005     90,005      590,005     188,120    188,120       688,120      405,500    405,500     905,500
   25         410,930      68,594     68,594      568,594     219,618    219,618       719,618      652,576    652,576   1,152,576
   30         572,038           0(4)       0(4)         0(4)  191,786    191,786       691,786      983,018    983,018   1,483,018
   35         777,658                                          40,487     40,487       540,487    1,394,229  1,394,229   1,894,229
   40       1,040,086                                               0(4)       0(4)          0(4) 1,865,956  1,865,956   2,365,956
   45       1,375,018                                                                             2,342,926  2,342,926   2,842,926
   50       1,802,486                                                                             2,182,765  2,182,765   2,682,765

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX B: AUDITED FINANCIAL STATEMENTS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
SEPARATE ACCOUNT THREE

Audited Financial Statements

Years ended December 31, 2001 and 2000 with Report of Independent Auditors

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                          Audited Financial Statements

                     Years ended December 31, 2001 and 2000



                                    CONTENTS

Report of Independent Auditors...............................................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity..............................  2
Statements of Operations and Changes in Contract Owners' Equity..............  4
Notes to Financial Statements...............................................  27

                         Report of Independent Auditors



To the Contract Owners of
The Manufacturers Life Insurance Company of America Separate Account Three

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of America Separate Account Three as of December 31, 2001 and the related statements of operations and changes in contract owners' equity for each of the periods presented herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America Separate Account Three at December 31, 2001, and the results of its operations and the changes in its contract owners' equity for each of the periods presented herein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 1, 2002

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001


ASSETS
Investments at fair value:
    Sub-Accounts:
        Aggressive Growth Trust - 532,356 shares (cost $9,835,157)                            $ 7,037,748
        All Cap Growth Trust - 1,163,381 shares (cost $24,961,264)                             17,159,871
        All Cap Value Trust - 33,816 shares (cost $398,844)                                       426,415
        Balanced Trust - 2,280,977 shares (cost $39,858,805)                                   30,975,672
        Blue Chip Growth Trust - 2,282,080 shares (cost $43,520,512)                           36,125,334
        Capital Appreciation Trust - 33,502 shares (cost $298,031)                                299,845
        Capital Opportunities Trust - 33,938 shares (cost $356,890)                               363,137
        Core Value Trust - 4,174 shares (cost $46,738)                                             49,540
        Diversified Bond Trust - 626,887 shares (cost $6,515,635)                               6,638,730
        Dynamic Growth Trust - 415,250 shares (cost $2,945,188)                                 1,976,588
        Emerging Small Company Trust - 2,695,522 shares (cost $69,953,394)                     70,245,302
        Equity Income Trust - 2,083,938 shares (cost $33,288,979)                              31,529,986
        Equity Index Trust - 4,636,699 shares (cost $74,970,564)                               64,913,790
        Financial Services Trust - 27,015 shares (cost $306,789)                                  314,189
        Fundamental Value Trust - 174,799 shares (cost $2,044,734)                              2,050,391
        Global Bond Trust - 110,606 shares (cost $1,272,585)                                    1,269,754
        Global Equity Trust - 824,245 shares (cost $11,675,591)                                10,715,183
        Global Equity Select Trust - 1,073 shares (cost $11,678)                                   13,095
        Growth Trust - 1,043,823 shares (cost $22,146,475)                                     14,561,330
        Growth and Income Trust - 2,162,744 shares (cost $58,321,088)                          51,711,198
        Health Sciences Trust - 75,141 shares (cost $971,934)                                   1,017,414
        High Grade Bond Trust - 12,710 shares (cost $164,193)                                     158,625
        High Yield Trust - 624,660 shares (cost $6,570,619)                                     6,171,637
        Income and Value Trust - 816,935 shares (cost $9,088,622)                               8,275,552
        International Equity Select Trust - 969 shares (cost $11,429)                              11,647
        International Index Trust - 91,077 shares (cost $857,102)                                 775,973
        International Small Cap Trust - 394,972 shares (cost $4,452,287)                        4,463,179
        International Stock Trust - 2,325,427 shares (cost $24,585,263)                        22,300,841
        International Value Trust - 310,830 shares (cost $3,208,402)                            3,276,153
        Internet Technologies Trust - 218,501 shares (cost $1,333,582)                            828,119
        Investment Quality Bond Trust - 2,502,484 shares (cost $29,095,224)                    29,654,435
        Large Cap Growth Trust - 1,526,714 shares (cost $20,535,042)                           15,099,204
        Lifestyle Aggressive 1000 Trust - 513,652 shares (cost $6,402,873)                      5,311,159
        Lifestyle Balanced 640 Trust - 1,184,854 shares (cost $15,164,099)                     14,004,976
        Lifestyle Conservative 280 Trust - 34,821 shares (cost $446,446)                          450,589
        Lifestyle Growth 820 Trust - 2,307,669 shares (cost $29,916,023)                       25,961,272
        Lifestyle Moderate 460 Trust - 199,584 shares (cost $2,548,853)                         2,416,964

              The Manufacturers Life Insurance Company of America

                             Separate Account Three

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001

ASSETS (CONTINUED)
Investments at fair value:
    Sub-Accounts:
        Mid Cap Growth Trust - 52,743 shares (cost $555,878)                               $    552,215
        Mid Cap Index Trust - 195,050 shares (cost $2,467,406)                                2,500,541
        Mid Cap Opportunities Trust - 55,599 shares (cost $536,731)                             588,792
        Mid Cap Stock Trust - 330,092 shares (cost $3,511,792)                                3,555,087
        Mid Cap Value Trust - 130,612 shares (cost $1,630,371)                                1,705,795
        Money Market Trust - 8,395,582 shares (cost $83,955,822)                             83,955,822
        Overseas Trust - 738,507 shares (cost $6,284,861)                                     6,321,622
        Pacific Rim Emerging Markets Trust - 1,142,903 shares (cost $8,151,386)               7,600,304
        Quantitative Equity Trust - 3,044,000 shares (cost $68,119,891)                      52,356,792
        Quantitative Mid Cap Trust - 22,937 shares (cost $223,237)                              233,954
        Real Estate Securities Trust - 1,527,185 shares (cost $23,871,452)                   23,701,906
        Science and Technology Trust - 1,685,974 shares (cost $40,385,596)                   21,631,041
        Select Growth Trust - 2,599 shares (cost $28,545)                                        30,872
        Small Cap Index Trust - 213,313 shares (cost $2,411,914)                              2,406,173
        Small Company Blend Trust - 363,471 shares (cost $3,820,492)                          3,990,916
        Small Company Value Trust - 426,133 shares (cost $5,521,216)                          5,880,631
        Small Mid Cap Trust - 1,906 shares (cost $20,977)                                        22,773
        Small Mid Cap Growth Trust - 612 shares (cost $6,755)                                     6,810
        Strategic Bond Trust - 548,490 shares (cost $5,936,756)                               5,890,786
        Strategic Growth Trust - 58,133 shares (cost $641,673)                                  640,623
        Strategic Opportunities Trust - 2,473,091 shares (cost $43,977,722)                  31,259,873
        Tactical Allocation Trust - 45,146 shares (cost $531,262)                               453,266
        Telecommunications Trust - 8,021 shares (cost $64,405)                                   63,603
        Total Return Trust - 520,519 shares (cost $7,159,981)                                 7,224,802
        Total Stock Market Index Trust - 231,803 shares (cost $2,327,017)                     2,269,349
        U.S. Government Securities Trust - 621,247 shares (cost $8,323,333)                   8,523,508
        U.S. Large Cap Value Trust - 899,112 shares (cost $11,515,723)                       11,337,798
        Utilities Trust - 10,013 shares (cost $108,179)                                          93,121
        Value Trust - 877,581 shares (cost $13,436,645)                                      14,453,761
        500 Index Trust - 1,376,837 shares (cost $14,220,359)                                13,506,774
                                                                                           ------------
Total assets                                                                               $801,314,147
                                                                                           ============
CONTRACT OWNERS' EQUITY
Variable life contracts                                                                    $801,314,147
                                                                                           ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                             Separate Account Three

         Statements of Operations and Changes in Contract Owners' Equity

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                   AGGRESSIVE GROWTH TRUST                     ALL CAP GROWTH TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $      --            $    998,403         $  1,203,584
Realized gain (loss) during the year              (276,574)             781,308             (510,682)           1,755,854
Unrealized appreciation (depreciation)
   during the year                              (1,883,802)          (1,388,722)          (5,318,988)          (5,835,143)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (2,160,376)            (607,414)          (4,831,267)          (2,875,705)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:
    Transfer of net premiums                     2,281,980            2,881,144            3,956,889            5,299,576
    Transfer on terminations                      (523,329)            (306,391)          (1,517,045)          (1,097,397)
    Transfer on policy loans                       (10,538)             (53,389)             (29,837)            (261,519)
    Net interfund transfers                         45,823            3,030,368              628,230            3,919,834
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                       1,793,936            5,551,732            3,038,237            7,860,494
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets               (366,440)           4,944,318           (1,793,030)           4,984,789

Assets beginning of year                         7,404,188            2,459,870           18,952,901           13,968,112
                                              ------------         ------------         ------------         ------------
Assets end of year                            $  7,037,748         $  7,404,188         $ 17,159,871         $ 18,952,901
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE                                                                                        CAPITAL APPRECIATION
   TRUST                       BALANCED TRUST                        BLUE CHIP GROWTH TRUST                  TRUST
------------         ---------------------------------         ---------------------------------         ------------
PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
DEC. 31/01*           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01*
------------         ------------         ------------         ------------         ------------         ------------
$         75         $    713,899         $  1,922,658         $  2,422,196         $  1,256,181         $       --
        (953)            (899,745)             720,883              (52,580)           1,099,991               (3,268)

      27,571           (3,301,218)          (6,253,446)          (7,668,299)          (3,834,145)               1,814
------------         ------------         ------------         ------------         ------------         ------------
      26,693           (3,487,064)          (3,609,905)          (5,298,683)          (1,477,973)              (1,454)
------------         ------------         ------------         ------------         ------------         ------------

      95,130            3,553,693            4,618,303            9,261,206           10,092,471              120,978
      (7,785)          (3,771,443)          (5,579,871)          (3,366,434)          (2,477,865)              (6,905)
        --                 16,306             (296,021)             (24,895)            (326,876)                --
     312,377             (910,650)          (4,910,092)             526,751            3,417,891              187,226
------------         ------------         ------------         ------------         ------------         ------------
     399,722           (1,112,094)          (6,167,681)           6,396,628           10,705,621              301,299
------------         ------------         ------------         ------------         ------------         ------------
     426,415           (4,599,158)          (9,777,586)           1,097,945            9,227,648              299,845

        --             35,574,830           45,352,416           35,027,389           25,799,741                 --
------------         ------------         ------------         ------------         ------------         ------------
$    426,415         $ 30,975,672         $ 35,574,830         $ 36,125,334         $ 35,027,389         $    299,845
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                              -----------------------------------------------------------------------
                                          CAPITAL OPPORTUNITIES   CORE VALUE
                                                 TRUST               TRUST               DIVERSIFIED BOND TRUST
                                              -----------------------------------------------------------------------
                                              PERIOD ENDED        PERIOD ENDED        YEAR ENDED           YEAR ENDED
                                              DEC. 31/01*         DEC. 31/01**        DEC. 31/01           DEC. 31/00
                                              -----------         -----------         -----------         -----------
Income:
Net investment income during the year         $      --           $       123         $   228,405         $   236,515
Realized gain (loss) during the year               (3,137)                 46             (51,790)            (34,002)
Unrealized appreciation (depreciation)
   during the year                                  6,247               2,802             124,248              45,990
                                              -----------         -----------         -----------         -----------
Net increase (decrease) in assets from
   operations                                       3,110               2,971             300,863             248,503
                                              -----------         -----------         -----------         -----------
Changes from principal transactions:
    Transfer of net premiums                      111,183               2,313           1,625,526             815,715
    Transfer on terminations                        2,937                (830)           (338,697)           (127,254)
    Transfer on policy loans                         --                  --               (18,695)            (39,836)
    Net interfund transfers                       245,907              45,086           1,805,608             623,649
                                              -----------         -----------         -----------         -----------
Net increase (decrease) in assets from
    principal transactions                        360,027              46,569           3,073,742           1,272,274
                                              -----------         -----------         -----------         -----------
Total increase (decrease) in assets               363,137              49,540           3,374,605           1,520,777

Assets beginning of year                             --                  --             3,264,125           1,743,348
                                              -----------         -----------         -----------         -----------
Assets end of year                            $   363,137         $    49,540         $ 6,638,730         $ 3,264,125
                                              ===========         ===========         ===========         ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                                      EMERGING SMALL
        DYNAMIC GROWTH TRUST                          COMPANY TRUST                             EQUITY INCOME TRUST
---------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED          PERIOD ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
  DEC. 31/01          DEC. 31/00***          DEC. 31/01            DEC. 31/00            DEC. 31/01            DEC. 31/00
-------------         -------------         -------------         -------------         -------------         -------------
$       2,669         $        --           $   2,989,181         $  10,861,111         $   3,013,469         $   2,760,281
     (362,746)              (34,245)              523,643             6,301,844               165,555               (80,630)

     (438,379)             (530,220)          (24,618,446)          (20,697,016)           (2,788,075)              150,879
-------------         -------------         -------------         -------------         -------------         -------------

     (798,456)             (564,465)          (21,105,622)           (3,534,061)              390,949             2,830,530
-------------         -------------         -------------         -------------         -------------         -------------

      690,350             1,038,582             8,226,969            10,324,298             4,698,752             3,349,523
     (127,695)             (116,055)           (7,911,365)          (11,469,437)           (2,328,113)           (1,273,761)
      (28,461)              (44,428)             (330,245)           (1,229,828)              (50,148)              (53,101)
      759,188             1,168,028            (2,344,218)           (2,950,927)            2,870,548              (900,697)
-------------         -------------         -------------         -------------         -------------         -------------

    1,293,382             2,046,127            (2,358,859)           (5,325,894)            5,191,039             1,121,964
-------------         -------------         -------------         -------------         -------------         -------------

      494,926             1,481,662           (23,464,481)           (8,859,955)            5,581,988             3,952,494

    1,481,662                  --              93,709,783           102,569,738            25,947,998            21,995,504
-------------         -------------         -------------         -------------         -------------         -------------
$   1,976,588         $   1,481,662         $  70,245,302         $  93,709,783         $  31,529,986         $  25,947,998
=============         =============         =============         =============         =============         =============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                                                    FINANCIAL SERVICES       FUNDAMENTAL
                                                      EQUITY INDEX TRUST                   TRUST             VALUE TRUST
                                              ---------------------------------------------------------------------------
                                               YEAR ENDED           YEAR ENDED          PERIOD ENDED         PERIOD ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01*          DEC. 31/01*
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $  1,793,940         $    221,869         $         86         $       --
Realized gain (loss) during the year               319,126            2,696,756               (4,404)              (4,158)
Unrealized appreciation (depreciation)
   during the year                             (11,632,054)         (10,555,450)               7,400                5,656
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (9,518,988)          (7,636,825)               3,082                1,498
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                    10,090,870           15,766,592               77,874              347,214
    Transfer on terminations                    (6,060,140)          (6,954,587)              (8,872)             (41,760)
    Transfer on policy loans                      (122,471)            (248,765)                (746)              (2,237)
    Net interfund transfers                     (3,841,934)          (1,523,237)             242,851            1,745,676
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                          66,325            7,040,003              311,107            2,048,893
                                              ------------         ------------         ------------         ------------
Total increase (decrease) in assets             (9,452,663)            (596,822)             314,189            2,050,391

Assets beginning of year                        74,366,453           74,963,275                 --                   --
                                              ------------         ------------         ------------         ------------
Assets end of year                            $ 64,913,790         $ 74,366,453         $    314,189         $  2,050,391
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

See accompanying notes.

                                         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
                                                                                   GLOBAL EQUITY
         GLOBAL BOND TRUST                       GLOBAL EQUITY TRUST                SELECT TRUST
------------------------------------------------------------------------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00          DEC. 31/01**
------------         ------------         ------------         ------------         ------------
$       --           $     18,358         $  1,777,032         $  1,026,287         $       --
      (3,942)              (7,326)          (1,809,979)            (631,106)                  32

       1,055                4,720           (1,826,021)             740,951                1,417
------------         ------------         ------------         ------------         ------------

      (2,887)              15,752           (1,858,968)           1,136,132                1,449
------------         ------------         ------------         ------------         ------------

     513,599              220,199            2,464,096            2,106,572                 --
     (75,372)             (33,905)          (1,351,234)            (515,552)                (343)
        (121)              (2,085)             (21,958)             (14,792)                --
     100,923              (39,466)             305,763            1,068,265               11,989
------------         ------------         ------------         ------------         ------------

     539,029              144,743            1,396,667            2,644,493               11,646
------------         ------------         ------------         ------------         ------------

     536,142              160,495             (462,301)           3,780,625               13,095

     733,612              573,117           11,177,484            7,396,859                 --
------------         ------------         ------------         ------------         ------------
$  1,269,754         $    733,612         $ 10,715,183         $ 11,177,484         $     13,095
============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                         GROWTH TRUST                       GROWTH AND INCOME TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $  1,603,161         $  2,743,694         $  3,025,404
Realized gain (loss) during the year            (1,453,148)             695,686              551,538              985,560
Unrealized appreciation (depreciation)
   during the year                              (2,298,076)          (8,128,839)          (9,504,160)          (7,885,806)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (3,751,224)          (5,829,992)          (6,208,928)          (3,874,842)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                     4,107,592            6,069,409            9,769,331           11,665,612
    Transfer on terminations                    (1,766,097)          (1,297,222)          (4,241,463)          (3,632,508)
    Transfer on policy loans                       (20,212)            (120,470)            (138,888)            (666,144)
    Net interfund transfers                       (491,472)           3,009,403               34,361            1,931,597
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                       1,829,811            7,661,120            5,423,341            9,298,557
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets             (1,921,413)           1,831,128             (785,587)           5,423,715

Assets beginning of year                        16,482,743           14,651,615           52,496,785           47,073,070
                                              ------------         ------------         ------------         ------------
Assets end of year                            $ 14,561,330         $ 16,482,743         $ 51,711,198         $ 52,496,785
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

See accompanying notes.

                                                  SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES      HIGH GRADE
   TRUST             BOND TRUST                 HIGH YIELD TRUST                    INCOME AND VALUE TRUST
---------------------------------------------------------------------------------------------------------------
PERIOD ENDED        PERIOD ENDED        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
DEC. 31/01*         DEC. 31/01**        DEC. 31/01          DEC. 31/00          DEC. 31/01           DEC. 31/00
-----------         -----------         -----------         -----------         -----------         -----------
$      --           $     5,145         $   499,808         $    14,646         $   315,493         $ 1,092,315

       (530)                 36            (929,040)            (62,640)           (145,567)            (16,392)

     45,481              (5,568)            126,462            (346,754)            (68,156)           (833,733)
-----------         -----------         -----------         -----------         -----------         -----------

     44,951                (387)           (302,770)           (394,748)            101,770             242,190
-----------         -----------         -----------         -----------         -----------         -----------

    328,733              85,889           1,141,776           1,336,937           1,711,255           1,131,379

     (7,534)             (3,708)           (337,768)           (275,933)           (688,096)           (459,846)
       (746)               --               (16,667)            (56,383)              3,689             (15,719)
    652,010              76,831           1,071,298             182,737           1,164,672             329,751
-----------         -----------         -----------         -----------         -----------         -----------

    972,463             159,012           1,858,639           1,187,358           2,191,520             985,565
-----------         -----------         -----------         -----------         -----------         -----------

  1,017,414             158,625           1,555,869             792,610           2,293,290           1,227,755

       --                  --             4,615,768           3,823,158           5,982,262           4,754,507
-----------         -----------         -----------         -----------         -----------         -----------
$ 1,017,414         $   158,625         $ 6,171,637         $ 4,615,768         $ 8,275,552         $ 5,982,262
===========         ===========         ===========         ===========         ===========         ===========

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                  -----------------------------------------------------
                                             INTERNATIONAL EQUITY
                                                 SELECT TRUST            INTERNATIONAL INDEX TRUST
                                                  -----------------------------------------------------
                                                 PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                                 DEC. 31/01**          DEC. 31/01           DEC. 31/00***
                                                  ---------             ---------             ---------
Income:
Net investment income during the year             $    --               $   8,893             $   2,220
Realized gain (loss) during the year                   --                 (29,221)                 (982)
Unrealized appreciation (depreciation)
   during the year                                      218               (74,519)               (6,610)
                                                  ---------             ---------             ---------
Net increase (decrease) in assets from
   operations                                           218               (94,847)               (5,372)
                                                  ---------             ---------             ---------
Changes from principal transactions:

    Transfer of net premiums                          1,388               494,384               125,117
    Transfer on terminations                            (91)              (40,269)               (5,611)
    Transfer on policy loans                           --                  (2,092)               (6,792)
    Net interfund transfers                          10,132               259,859                51,596
                                                  ---------             ---------             ---------
Net increase (decrease) in assets from
    principal transactions                           11,429               711,882               164,310
                                                  ---------             ---------             ---------

Total increase (decrease) in assets                  11,647               617,035               158,938

Assets beginning of year                               --                 158,938                  --
                                                  ---------             ---------             ---------
Assets end of year                                $  11,647             $ 775,973             $ 158,938
                                                  =========             =========             =========

** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL CAP TRUST               INTERNATIONAL STOCK TRUST                 INTERNATIONAL VALUE TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$       --           $  1,275,987         $  1,090,518         $    141,854         $     54,398         $      4,865

  (3,288,079)            (941,463)          (7,216,325)           1,979,909             (210,611)             (24,646)

   1,314,459           (2,864,772)             365,926           (7,021,945)              34,326                 (339)
------------         ------------         ------------         ------------         ------------         ------------

  (1,973,620)          (2,530,248)          (5,759,881)          (4,900,182)            (121,887)             (20,120)
------------         ------------         ------------         ------------         ------------         ------------

   1,084,447            2,151,313            3,898,723            4,769,383              950,753              970,793
    (413,237)            (399,289)          (2,219,458)          (2,042,903)            (169,012)             (57,439)
     (14,848)            (227,364)               1,343             (319,996)                 577               (6,340)
    (844,387)           2,099,442             (282,829)             306,879            1,002,770              268,631
------------         ------------         ------------         ------------         ------------         ------------

    (188,025)           3,624,102            1,397,779            2,713,363            1,785,088            1,175,645
------------         ------------         ------------         ------------         ------------         ------------

  (2,161,645)           1,093,854           (4,362,102)          (2,186,819)           1,663,201            1,155,525

   6,624,824            5,530,970           26,662,943           28,849,762            1,612,952              457,427
------------         ------------         ------------         ------------         ------------         ------------
$  4,463,179         $  6,624,824         $ 22,300,841         $ 26,662,943         $  3,276,153         $  1,612,952
============         ============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                   INTERNET TECHNOLOGIES                    INVESTMENT QUALITY BOND
                                                           TRUST                                      TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED          PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                               DEC. 31/01          DEC. 31/00***         DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $       --           $  1,683,400         $  1,764,230
Realized gain (loss) during the year              (208,650)                (156)             (24,658)             (65,106)
Unrealized appreciation (depreciation)
   during the year                                 (88,889)            (416,574)             313,096              543,010
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                     (297,539)            (416,730)           1,971,838            2,242,134
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                       546,771              613,893            3,770,528            3,717,837
    Transfer on terminations                       (79,753)             (49,773)          (3,002,758)          (2,138,923)
    Transfer on policy loans                       (24,220)              (4,746)              81,759             (183,365)
    Net interfund transfers                         38,743              501,473              266,094             (247,524)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                         481,541            1,060,847            1,115,623            1,148,025
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets                184,002              644,117            3,087,461            3,390,159

Assets beginning of year                           644,117                 --             26,566,974           23,176,815
                                              ------------         ------------         ------------         ------------
Assets end of year                            $    828,119         $    644,117         $ 29,654,435         $ 26,566,974
                                              ============         ============         ============         ============

*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                     SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
         LARGE CAP GROWTH                     LIFESTYLE AGGRESSIVE 1000                   LIFESTYLE BALANCED 640
              TRUST                                    TRUST                                      TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$    543,947         $  1,441,638         $    388,350         $    216,326         $    840,004         $    569,650
    (336,972)              21,675             (133,768)              (9,437)             (20,180)              86,155

  (2,863,856)          (3,593,685)            (953,443)            (443,010)          (1,277,862)            (472,949)
  ----------           ----------             --------             --------           ----------             --------
  (2,656,881)          (2,130,372)            (698,861)            (236,121)            (458,038)             182,856
  ----------           ----------             --------             --------             --------              -------

   4,635,266            4,930,460            1,704,419            1,402,412            4,382,335            3,308,556
  (1,385,959)            (935,574)            (497,645)            (465,958)          (1,205,129)            (883,442)
     (28,148)            (149,564)             (10,477)              (1,220)             (34,338)            (122,975)
   1,438,904            4,710,968              162,573               (2,198)           1,404,753             (805,706)
   ---------            ---------              -------               -------           ---------             --------
   4,660,063            8,556,290            1,358,870              933,036            4,547,621            1,496,433
   ---------            ---------            ---------              -------            ---------            ---------
   2,003,182            6,425,918              660,009              696,915            4,089,583            1,679,289

  13,096,022            6,670,104            4,651,150            3,954,235            9,915,393            8,236,104
------------         ------------         ------------         ------------         ------------         ------------
$ 15,099,204         $ 13,096,022         $  5,311,159         $  4,651,150         $ 14,004,976         $  9,915,393
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                 LIFESTYLE CONSERVATIVE 280                    LIFESTYLE GROWTH 820
                                                            TRUST                                     TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $      7,507         $     13,788         $  2,133,146         $  1,673,771
Realized gain (loss) during the year                (2,326)                (844)            (779,392)              79,771
Unrealized appreciation (depreciation)
   during the year                                   3,395                2,739           (3,528,898)          (2,474,203)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                        8,576               15,683           (2,175,144)            (720,661)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                       374,546               30,443            7,605,366            5,916,596
    Transfer on terminations                       (27,728)              (9,144)          (4,069,271)          (2,038,161)
    Transfer on policy loans                          --                   --                256,322             (134,239)
    Net interfund transfers                       (127,414)              70,433              522,569              127,472
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                         219,404               91,732            4,314,986            3,871,668
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets                227,980              107,415            2,139,842            3,151,007

Assets beginning of year                           222,609              115,194           23,821,430           20,670,423
                                              ------------         ------------         ------------         ------------
Assets end of year                            $    450,589         $    222,609         $ 25,961,272         $ 23,821,430
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                   SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
    LIFESTYLE MODERATE 460                MID CAP                                           MID CAP OPPORTUNITIES
             TRUST                      GROWTH TRUST              MID CAP INDEX TRUST                 TRUST
---------------------------------------------------------------------------------------------------------------
 YEAR ENDED          YEAR ENDED         PERIOD ENDED        YEAR ENDED         PERIOD ENDED         PERIOD ENDED
 DEC. 31/01          DEC. 31/00         DEC. 31/01*         DEC. 31/01         DEC. 31/00***        DEC. 31/01*
-----------         -----------         -----------         -----------         -----------         -----------
$   110,107         $   164,841         $        --         $    15,781         $     9,975         $        --


    (36,040)             (8,201)             (7,118)            (80,613)              2,568              (1,753)

    (89,626)            (93,118)             (3,663)             38,888              (5,753)             52,061
-----------         -----------         -----------         -----------         -----------         -----------

    (15,559)             63,522             (10,781)            (25,944)              6,790              50,308
-----------         -----------         -----------         -----------         -----------         -----------

    828,356             499,839             141,446             563,684              62,405              62,205
   (146,711)           (278,844)            (10,451)            (70,740)            (18,904)             (6,427)
     68,632              (4,505)             (1,491)             (4,490)                 --                  --
     91,509              34,843             433,492           1,487,325             500,415             482,706
-----------         -----------         -----------         -----------         -----------         -----------

    841,786             251,333             562,996           1,975,779             543,916             538,484
-----------         -----------         -----------         -----------         -----------         -----------

    826,227             314,855             552,215           1,949,835             550,706             588,792

  1,590,737           1,275,882                  --             550,706                  --                  --
-----------         -----------         -----------         -----------         -----------         -----------
$ 2,416,964         $ 1,590,737         $   552,215         $ 2,500,541         $   550,706         $   588,792
===========         ===========         ===========         ===========         ===========         ===========

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                           ------------------------------------------------------------------------------------
                                                                                 MID CAP
                                                 MID CAP STOCK TRUST           VALUE TRUST            MONEY MARKET TRUST
                                           ------------------------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                            DEC. 31/01        DEC. 31/00       DEC. 31/01*        DEC. 31/01        DEC. 31/00
                                           ------------      ------------      ------------      ------------      ------------
Income:
Net investment income during the year      $         --      $         --      $      3,568      $  2,437,207      $  2,837,122
Realized gain (loss) during the year           (182,164)            4,809              (203)               --                --
Unrealized appreciation (depreciation)
   during the year                              118,888           (82,824)           75,425                --                --
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
   operations                                   (63,276)          (78,015)           78,790         2,437,207         2,837,122
                                           ------------      ------------      ------------      ------------      ------------
Changes from principal transactions:

    Transfer of net premiums                  1,002,409         1,209,637           258,014        65,123,257        60,929,701
    Transfer on terminations                   (187,920)          (70,213)          (26,156)      (10,140,660)       (7,374,966)
    Transfer on policy loans                    (10,150)           (1,970)               --        (3,343,393)         (602,642)
    Net interfund transfers                   1,070,600           497,797         1,395,147       (34,019,575)      (37,492,208)
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
    principal transactions                    1,874,939         1,635,251         1,627,005        17,619,629        15,459,885
                                           ------------      ------------      ------------      ------------      ------------

Total increase (decrease) in assets           1,811,663         1,557,236         1,705,795        20,056,836        18,297,007

Assets beginning of year                      1,743,424           186,188                --        63,898,986        45,601,979
                                           ------------      ------------      ------------      ------------      ------------
Assets end of year                         $  3,555,087      $  1,743,424      $  1,705,795      $ 83,955,822      $ 63,898,986
                                           ============      ============      ============      ============      ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
                                                    PACIFIC RIM
          OVERSEAS TRUST                       EMERGING MARKETS TRUST                   QUANTITATIVE EQUITY TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$    592,006         $    410,096         $     32,951         $     37,735         $  8,592,412         $  8,207,833
  (2,314,964)            (743,314)          (2,930,761)           1,142,246              160,429            3,373,479

     310,847             (806,861)           1,175,536           (3,893,747)         (24,331,381)          (7,729,114)
------------         ------------         ------------         ------------         ------------         ------------

  (1,412,111)          (1,140,079)          (1,722,274)          (2,713,766)         (15,578,540)           3,852,198
------------         ------------         ------------         ------------         ------------         ------------

   1,448,316            2,507,305            1,289,621            1,890,887            8,102,224            8,153,108
    (455,736)            (284,281)            (685,431)            (692,836)          (5,795,856)          (8,068,279)
     (34,360)            (199,359)             (12,847)             (93,909)            (608,974)            (437,721)
    (150,626)           1,670,197             (518,291)             349,025             (298,597)           1,180,710
------------         ------------         ------------         ------------         ------------         ------------

     807,594            3,693,862               73,052            1,453,167            1,398,797              827,818
------------         ------------         ------------         ------------         ------------         ------------

    (604,517)           2,553,783           (1,649,222)          (1,260,599)         (14,179,743)           4,680,016

   6,926,139            4,372,356            9,249,526           10,510,125           66,536,535           61,856,519
------------         ------------         ------------         ------------         ------------         ------------
$  6,321,622         $  6,926,139         $  7,600,304         $  9,249,526         $ 52,356,792         $ 66,536,535
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           ------------------------------------------------------------------------------------
                                           QUANTITATIVE                                                   SCIENCE AND
                                           MID CAP TRUST      REAL ESTATE SECURITIES TRUST              TECHNOLOGY TRUST
                                           ------------------------------------------------------------------------------------
                                           PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           DEC. 31/01*        DEC. 31/01        DEC. 31/00        DEC. 31/01        DEC. 31/00
                                           ------------      ------------      ------------      ------------      ------------
Income:
Net investment income during the year      $         --      $    746,285      $    725,501      $  1,203,870      $    875,644
Realized gain (loss) during the year               (395)         (395,929)         (368,039)       (8,654,548)        4,226,679
Unrealized appreciation (depreciation)
   during the year                               10,718           290,049         4,345,939        (5,654,641)      (19,928,665)
                                          ------------      ------------      ------------      ------------      ------------

Net increase (decrease) in assets from
   operations                                    10,323           640,405         4,703,401       (13,105,319)      (14,826,342)
                                           ------------      ------------      ------------      ------------      ------------
Changes from principal transactions:

    Transfer of net premiums                    163,892         2,755,868         2,709,003         6,810,840        11,215,089
    Transfer on terminations                       (800)       (3,131,725)       (1,866,577)       (2,006,086)       (2,826,592)

    Transfer on policy loans                         --          (157,802)         (245,678)         (163,297)         (405,481)
    Net interfund transfers                      60,539            99,125          (847,081)          798,743         9,680,246
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
    principal transactions                      223,631          (434,534)         (250,333)        5,440,200        17,663,262
                                           ------------      ------------      ------------      ------------      ------------

Total increase (decrease) in assets             233,954           205,871         4,453,068        (7,665,119)        2,836,920

Assets beginning of year                             --        23,496,035        19,042,967        29,296,160        26,459,240
                                           ------------      ------------      ------------      ------------      ------------
Assets end of year                         $    233,954      $ 23,701,906      $ 23,496,035      $ 21,631,041      $ 29,296,160
                                           ============      ============      ============      ============      ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
   SELECT                                                     SMALL COMPANY BLEND                   SMALL COMPANY VALUE
GROWTH TRUST            SMALL CAP INDEX TRUST                        TRUST                                 TRUST
-----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED       YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
DEC. 31/01**       DEC. 31/01        DEC. 31/00***       DEC. 31/01         DEC. 31/00         DEC. 31/01         DEC. 31/00
-----------        -----------        -----------        -----------        -----------        -----------        -----------
$        --        $    37,973        $     5,143        $    11,383        $   166,689        $     7,567        $     2,245
         34           (108,835)            (1,758)          (642,184)          (184,160)            24,674             93,029
      2,328              4,431            (10,171)           732,967           (603,705)           211,763             48,360
-----------        -----------        -----------        -----------        -----------        -----------        -----------

      2,362            (66,431)            (6,786)           102,166           (621,176)           244,004            143,634
-----------        -----------        -----------        -----------        -----------        -----------        -----------

         --            695,528             94,350            953,171          1,152,722          1,403,524            747,241
       (365)           (58,515)            (6,716)          (213,793)           (46,909)          (454,034)          (104,932)
         --             (2,104)            (3,396)            (3,343)           (27,509)           (89,164)            (9,018)
     28,875          1,682,151             78,092          1,358,981            954,977          1,656,901          1,241,872
-----------        -----------        -----------        -----------        -----------        -----------        -----------

     28,510          2,317,060            162,330          2,095,016          2,033,281          2,517,227          1,875,163
-----------        -----------        -----------        -----------        -----------        -----------        -----------

     30,872          2,250,629            155,544          2,197,182          1,412,105          2,761,231          2,018,797
         --            155,544                 --          1,793,734            381,629          3,119,400          1,100,603
-----------        -----------        -----------        -----------        -----------        -----------        -----------
$    30,872        $ 2,406,173        $   155,544        $ 3,990,916        $ 1,793,734        $ 5,880,631        $ 3,119,400
===========        ===========        ===========        ===========        ===========        ===========        ===========

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                ----------------------------------------------------------------------------
                                                 SMALL MID            SMALL MID CAP
                                                 CAP TRUST            GROWTH TRUST               STRATEGIC BOND TRUST
                                                ----------------------------------------------------------------------------
                                                PERIOD ENDED          PERIOD ENDED         YEAR ENDED             YEAR ENDED
                                                DEC. 31/01**          DEC. 31/01**         DEC. 31/01             DEC. 31/00
                                                -----------           -----------          -----------           -----------
Income:
Net investment income during the year           $         1           $        --          $   394,888           $   286,876
Realized gain (loss) during the year                     18                    --              (81,265)              (66,380)
Unrealized appreciation (depreciation)
   during the year                                    1,796                    55               15,518                61,320
                                                -----------           -----------          -----------           -----------
Net increase (decrease) in assets from
   operations                                         1,815                    55              329,141               281,816
                                                -----------           -----------          -----------           -----------
Changes from principal transactions:

    Transfer of net premiums                            925                    --            1,083,745             1,165,949
    Transfer on terminations                           (399)                   --             (553,860)             (235,557)
    Transfer on policy loans                             --                    --              (21,625)              (45,301)
    Net interfund transfers                          20,432                 6,755              100,755               304,387
                                                -----------           -----------          -----------           -----------

Net increase (decrease) in assets from
    principal transactions                           20,958                 6,755              609,015             1,189,478
                                                -----------           -----------          -----------           -----------

Total increase (decrease) in assets                  22,773                 6,810              938,156             1,471,294

Assets beginning of year                                 --                    --            4,952,630             3,481,336
                                                -----------           -----------          -----------           -----------
Assets end of year                              $    22,773           $     6,810          $ 5,890,786           $ 4,952,630
                                                ===========           ===========          ===========           ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
  STRATEGIC                STRATEGIC OPPORTUNITIES                     TACTICAL ALLOCATION           TELECOMMUNICATIONS
GROWTH TRUST                       TRUST                                     TRUST                          TRUST
------------         ---------------------------------         ---------------------------------         ------------
PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED         PERIOD ENDED          PERIOD ENDED
DEC. 31/01*           DEC. 31/01           DEC. 31/00           DEC. 31/01         DEC. 31/00***          DEC. 31/01*
------------         ------------         ------------         ------------         ------------         ------------
$         --         $  4,829,644         $  4,905,140         $      3,024         $     11,333         $         --
      (6,143)            (939,512)            (440,187)              (7,137)                 (20)                (773)

      (1,050)          (9,296,726)          (6,852,403)             (53,200)             (24,796)                (802)
------------         ------------         ------------         ------------         ------------         ------------

      (7,193)          (5,406,594)          (2,387,450)             (57,313)             (13,483)              (1,575)
------------         ------------         ------------         ------------         ------------         ------------

     132,161            6,338,370            5,698,436              168,737              270,846               10,085
     (15,101)          (3,388,636)          (2,255,941)             (42,733)              (7,090)              (1,870)
          --             (108,983)            (210,773)              (5,586)              (3,393)                  --
     530,756              (32,555)             333,630               72,993               70,288               56,963
------------         ------------         ------------         ------------         ------------         ------------

     647,816            2,808,196            3,565,352              193,411              330,651               65,178
------------         ------------         ------------         ------------         ------------         ------------

     640,623           (2,598,398)           1,177,902              136,098              317,168               63,603
          --           33,858,271           32,680,369              317,168                   --                   --
------------         ------------         ------------         ------------         ------------         ------------
$    640,623         $ 31,259,873         $ 33,858,271         $    453,266         $    317,168         $     63,603
============         ============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                -----------------------------------------------------------------------------
                                                                                                       TOTAL STOCK
                                                       TOTAL RETURN TRUST                          MARKET INDEX TRUST
                                                ---------------------------------           ---------------------------------
                                                YEAR ENDED            YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                DEC. 31/01            DEC. 31/00            DEC. 31/01           DEC. 31/00***
                                                -----------           -----------           -----------           -----------
Income:
Net investment income during the year           $   151,288           $    29,836           $    17,140           $     2,748
Realized gain (loss) during the year                268,978                 6,187              (100,210)                 (239)
Unrealized appreciation (depreciation)
   during the year                                  (81,071)              145,527               (34,713)              (22,955)
                                                -----------           -----------           -----------           -----------
Net increase (decrease) in assets from
   operations                                       339,195               181,550              (117,783)              (20,446)
                                                -----------           -----------           -----------           -----------
Changes from principal transactions:

    Transfer of net premiums                      1,878,907               800,492               871,757               199,595
    Transfer on terminations                       (306,084)              (68,577)             (125,929)               (9,092)
    Transfer on policy loans                           (732)              (48,429)              (11,062)                   --
    Net interfund transfers                       2,952,686             1,016,257             1,358,533               123,776
                                                -----------           -----------           -----------           -----------
Net increase (decrease) in assets from
    principal transactions                        4,524,777             1,699,743             2,093,299               314,279
                                                -----------           -----------           -----------           -----------

Total increase (decrease) in assets               4,863,972             1,881,293             1,975,516               293,833

Assets beginning of year                          2,360,830               479,537               293,833                    --
                                                -----------           -----------           -----------           -----------
Assets end of year                              $ 7,224,802           $ 2,360,830           $ 2,269,349           $   293,833
                                                ===========           ===========           ===========           ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
        U.S. GOVERNMENT                    U.S. LARGE CAP VALUE              UTILITIES
        SECURITIES TRUST                           TRUST                       TRUST                     VALUE TRUST
-------------------------------       -------------------------------       ------------       -------------------------------
 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED
 DEC. 31/01         DEC. 31/00         DEC. 31/01         DEC. 31/00         DEC. 31/01*        DEC. 31/01         DEC. 31/00
------------       ------------       ------------       ------------       ------------       ------------       ------------
$    358,458       $    319,991       $     93,316       $     30,478       $        466       $    393,971       $         --
       6,248            (33,921)            22,912              2,018             (1,344)           245,518           (204,029)
      76,680            189,826           (309,297)            35,510            (15,058)          (370,126)         1,955,231
------------       ------------       ------------       ------------       ------------       ------------       ------------

     441,386            475,896           (193,069)            68,006            (15,936)           269,363          1,751,202
------------       ------------       ------------       ------------       ------------       ------------       ------------

   2,243,613          1,442,818          3,065,164          3,097,133             41,489          3,138,784          1,668,925
    (522,634)          (420,953)          (705,239)          (306,562)            (3,751)        (1,041,187)          (372,336)
     (29,512)             1,677             (5,200)            (6,546)                --           (100,503)          (118,965)
   1,043,244           (710,743)         1,630,192          2,799,989             71,319          3,077,899          1,097,532
------------       ------------       ------------       ------------       ------------       ------------       ------------

   2,734,711            312,799          3,984,917          5,584,014            109,057          5,074,993          2,275,156
------------       ------------       ------------       ------------       ------------       ------------       ------------

   3,176,097            788,695          3,791,848          5,652,020             93,121          5,344,356          4,026,358
   5,347,411          4,558,716          7,545,950          1,893,930                 --          9,109,405          5,083,047
------------       ------------       ------------       ------------       ------------       ------------       ------------
$  8,523,508       $  5,347,411       $ 11,337,798       $  7,545,950       $     93,121       $ 14,453,761       $  9,109,405
============       ============       ============       ============       ============       ============       ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                        SUB-ACCOUNT
                                             ----------------------------------
                                                     500 INDEX TRUST                                 TOTAL
                                             ----------------------------------        ----------------------------------
                                              YEAR ENDED          PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                              DEC. 31/01          DEC. 31/00***         DEC. 31/01           DEC. 31/00
                                             -------------        -------------        -------------        -------------
Income:
Net investment income during the year        $     102,526        $      11,246        $  44,389,613        $  51,387,171
Realized gain (loss) during the year              (372,741)             (16,940)         (33,338,270)          22,080,244
Unrealized appreciation (depreciation)
   during the year                                (439,691)            (273,894)        (115,320,231)        (115,641,365)
                                             -------------        -------------        -------------        -------------
Net increase (decrease) in assets from
   operations                                     (709,906)            (279,588)        (104,268,888)         (42,173,950)
                                             -------------        -------------        -------------        -------------
Changes from principal transactions:

    Transfer of net premiums                     6,226,392            3,899,444          211,514,608          214,068,040
    Transfer on terminations                      (643,218)            (203,952)         (78,331,448)         (70,163,910)
    Transfer on policy loans                        (7,178)             (18,727)          (5,224,156)          (7,067,602)
    Net interfund transfers                      3,290,126            1,953,381           (1,064,286)             275,952
                                             -------------        -------------        -------------        -------------
Net increase (decrease) in assets from
    principal transactions                       8,866,122            5,630,146          126,894,718          137,112,480
                                             -------------        -------------        -------------        -------------

Total increase (decrease) in assets              8,156,216            5,350,558           22,625,830           94,938,530

Assets beginning of year                         5,350,558                   --          778,688,317          683,749,787
                                             -------------        -------------        -------------        -------------
Assets end of year                           $  13,506,774        $   5,350,558        $ 801,314,147        $ 778,688,317
                                             =============        =============        =============        =============

*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

                          Notes to Financial Statements

                                December 31, 2001

1. ORGANIZATION

The Manufacturers Life Insurance Company of America Separate Account Three (the Account) is a separate account established by The Manufacturers Life Insurance Company of America (the Company). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended and has sixty-seven investment sub-accounts. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust (Trust) portfolio. The Trust is an open-end management investment company, commonly known as a mutual fund, which is not offered to the public but sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Account is a funding vehicle for allocation of net premiums under single premium variable life and variable universal life insurance contracts (the Contracts) issued by the Company. The Account was established by the Company, a life insurance company organized in 1983 under Michigan law. The Company is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company (Manulife Financial), a Canadian life insurance company. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the variable contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, the following sub-accounts of the Account have been renamed as follows:

           PREVIOUS NAME                            NEW NAME                         EFFECTIVE DATE
           -------------                            --------                         --------------
        Mid Cap Blend Trust              Strategic Opportunities Trust                May 1, 2001
        Mid Cap Growth Trust                  All Cap Growth Trust                    May 2, 2000

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

1. ORGANIZATION (CONTINUED)

The following sub-accounts of the Account were added as investment options for variable life insurance contract holders of the Company:

                                                    Commencement of
                                                   Operations of the
                                                      Sub-accounts
                                                   -----------------
All Cap Value Trust                                    May 1, 2001
Capital Appreciation Trust                             May 1, 2001
Capital Opportunities Trust                            May 1, 2001
Core Value Trust                                     July 16, 2001
Dynamic Growth Trust                                   May 2, 2000
Financial Services Trust                               May 1, 2001
Fundamental Value Trust                                May 1, 2001
Global Equity Select Trust                           July 16, 2001
Health Sciences Trust                                  May 1, 2001
High Grade Bond Trust                                July 16, 2001
International Equity Select Trust                    July 16, 2001
International Index Trust                              May 2, 2000
Internet Technologies Trust                            May 2, 2000
Mid Cap Growth Trust                                   May 1, 2001
Mid Cap Index Trust                                    May 2, 2000
Mid Cap Opportunities Trust                            May 1, 2001
Mid Cap Value Trust                                    May 1, 2001
Quantitative Mid Cap Trust                             May 1, 2001
Select Growth Trust                                  July 16, 2001
Small Cap Index Trust                                  May 2, 2000
Small Mid Cap Trust                                  July 16, 2001
Small Mid Cap Growth Trust                           July 16, 2001
Strategic Growth Trust                                 May 1, 2001
Tactical Allocation Trust                              May 2, 2000
Telecommunications Trust                               May 1, 2001
Total Stock Market Index Trust                         May 2, 2000
Utilities Trust                                        May 1, 2001
500 Index Trust                                        May 2, 2000

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

Investments of each sub-account are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from these estimates.

3. CONTRACT CHARGES

The Company deducts certain charges from gross premium before placing the remaining net premiums in the sub-account. In the event of a surrender, surrender charges may be made by the Company to cover sales expenses and administrative expenses associated with underwriting the policy issue. Each month a deduction consisting of an administrative charge, a charge for cost of insurance, a charge for mortality and expense risk and charges for supplementary benefits is deducted from the policy value.

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

4. PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                               PURCHASES                SALES
                                             ------------           ------------
SUB-ACCOUNTS:
  Aggressive Growth Trust                    $  2,681,136           $    887,200
  All Cap Growth Trust                          7,266,712              3,230,071
  All Cap Value Trust                             454,817                 55,020
  Balanced Trust                                3,648,646              4,046,842
  Blue Chip Growth Trust                       12,120,297              3,301,472
  Capital Appreciation Trust                      316,209                 14,910
  Capital Opportunities Trust                     376,180                 16,154
  Core Value Trust                                 47,258                    566
  Diversified Bond Trust                        3,680,033                377,886
  Dynamic Growth Trust                          1,578,785                282,734
  Emerging Small Company Trust                  8,026,635              7,396,313
  Equity Income Trust                          10,963,854              2,759,345
  Equity Index Trust                            8,716,592              6,856,326
  Financial Services Trust                        374,872                 63,678
  Fundamental Value Trust                       2,069,941                 21,048
  Global Bond Trust                               634,623                 95,593
  Global Equity Trust                          12,640,379              9,466,681
  Global Equity Select Trust                       11,989                    342
  Growth Trust                                  4,664,906              2,835,095
  Growth & Income Trust                        10,764,545              2,597,509
  Health Sciences Trust                           991,784                 19,320
  High Grade Bond Trust                           167,307                  3,150
  High Yield Trust                              6,058,178              3,699,731
  Income and Value Trust                        3,030,660                523,647
  International Equity Select Trust                11,498                     69
  International Index Trust                       816,546                 95,771
  International Small Cap Trust                17,320,080             17,508,105
  International Stock Trust                    20,859,129             18,370,833
  International Value Trust                     7,314,612              5,475,127
  Internet Technologies Trust                     618,828                137,288
  Investment Quality Bond Trust                 6,872,691              4,073,667
  Large Cap Growth Trust                        6,088,912                884,902
  Lifestyle Aggressive 1000 Trust               2,106,322                359,102
  Lifestyle Balanced 640 Trust                  6,188,555                800,929
  Lifestyle Conservative 280 Trust                528,250                301,340
  Lifestyle Growth 820 Trust                    9,549,083              3,100,950
  Lifestyle Moderate 460 Trust                  1,242,353                290,460
  Mid Cap Growth Trust                            586,214                 23,217
  Mid Cap Index Trust                           3,418,427              1,426,866
  Mid Cap Opportunities Trust                     544,867                  6,383
  Mid Cap Stock Trust                           2,348,462                473,523
  Mid Cap Value Trust                           1,716,049                 85,475
  Money Market Trust                          119,942,122             99,885,286
  Overseas Trust                               25,659,528             24,259,928
  Pacific Rim Emerging Markets Trust            8,586,849              8,480,845
  Quantitative Equity Trust                    16,537,979              6,546,771

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



4. PURCHASES AND SALES (CONTINUED)

                                                PURCHASES              SALES
                                              ------------          ------------
SUB-ACCOUNTS:
    Quantitative Mid Cap Trust                     225,091                 1,460
    Real Estate Securities Trust                 4,207,957             3,896,207
    Science & Technology Trust                  14,155,526             7,511,456
    Select Growth Trust                             28,752                   241
    Small Cap Index Trust                        4,256,591             1,901,557
    Small Company Blend Trust                    3,581,541             1,475,142
    Small Company Value Trust                    4,242,622             1,717,828
    Small Mid Cap Trust                             21,227                   268
    Small Mid Cap Growth Trust                       6,755                    --
    Strategic Bond Trust                         1,886,854               882,951
    Strategic Growth Trust                         682,838                35,021
    Strategic Opportunities Trust               10,656,061             3,018,221
    Tactical Allocation Trust                      231,107                34,673
    Telecommunications Trust                        66,501                 1,323
    Total Return Trust                           7,406,206             2,730,142
    Total Stock Market Index Trust               3,431,768             1,321,329
    U.S. Government Securities Trust             5,051,630             1,958,461
    U.S. Large Cap Value Trust                   4,751,246               673,013
    Utilities Trust                                116,995                 7,472
    Value Trust                                  8,440,039             2,971,074
    500 Index Trust                             10,605,619             1,636,971
                                              ------------          ------------
Total                                         $444,196,620          $272,833,181
                                              ============          ============

5. FINANCIAL HIGHLIGHTS

                                                                                                        FOR THE YEAR ENDED
                                               AT DECEMBER 31, 2001                                      DECEMBER 31, 2001
                                            ---------------------------------------------------------------------------------
                                                                                                      INVESTMENT
                                                                 UNIT              NET                  INCOME          TOTAL
                                              UNITS              VALUE            ASSETS                RATIO*         RETURN**
                                            ---------------------------------------------------------------------------------
SUB-ACCOUNTS:
    Aggressive Growth Trust                   457,854          $ 15.37          $ 7,037,748               --           -25.98%
    All Cap Growth Trust                      890,563            19.27           17,159,871               --           -23.77%
    All Cap Value Trust+                       33,810            12.61              426,415             0.04%             0.90%
    Balanced Trust                          1,289,838            24.01           30,975,672             2.19%          -10.20%
    Blue Chip Growth Trust                  1,766,660            20.45           36,125,334               --           -14.61%
    Capital Appreciation Trust+                27,016            11.10              299,845               --           -11.21%
    Capital Opportunities Trust+               33,938            10.70              363,137               --           -14.40%
    Core Value Trust++                          4,163            11.90               49,540               --            -4.81%
    Diversified Bond Trust                    429,951            15.44            6,638,730             5.48%             7.09%
    Dynamic Growth Trust                      414,500             4.77            1,976,588             0.17%          -40.24%
    Emerging Small Company Trust            1,260,898            55.71           70,245,302               --           -22.24%
    Equity Income Trust                     1,655,611            19.04           31,529,986             1.64%             1.29%
    Equity Index Trust                      3,430,166            18.92           64,913,790             1.03%          -12.26%
    Financial Services Trust+                  27,008            11.63              314,189             0.08%           -6.93%

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



5. FINANCIAL HIGHLIGHTS (CONT'D)

                                                     ------------------------------------------------------------------------
                                                                                                       INVESTMENT
                                                                        UNIT            NET              INCOME         TOTAL
                                                       UNITS            VALUE          ASSETS            RATIO*        RETURN**
                                                     ------------------------------------------------------------------------
SUB-ACCOUNTS:
     Fundamental Value Trust+                          174,799          11.73         2,050,391             --          -6.16%
     Global Bond Trust                                  93,604          13.57         1,269,754             --           0.53%
     Global Equity Trust                               670,651          15.98        10,715,183           2.45%        -16.09%
     Global Equity Select Trust++                        1,073          12.20            13,095             --          -2.40%
     Growth Trust                                    1,000,241          14.56        14,561,330             --         -21.37%
     Growth and Income Trust                         2,674,526          19.33        51,711,198           0.41%        -11.28%
     Health Sciences Trust+                             75,141          13.54         1,017,414             --           8.32%
     High Grade Bond Trust++                            12,296          12.90           158,625           2.79%          3.21%
     High Yield Trust                                  466,497          13.23         6,171,637           9.19%         -5.47%
     Income and Value Trust                            503,442          16.44         8,275,552           2.68%          0.98%
     International Equity Select Trust++                   969          12.02            11,647             --          -3.84%
     International Index Trust                          88,736           8.74           775,973           1.22%        -22.41%
     International Small Cap Trust                     349,581          12.77         4,463,179             --         -31.10%
     International Stock Trust                       1,880,342          11.86        22,300,841           0.20%        -21.53%
     International Value Trust                         299,711          10.93         3,276,153           1.02%         -9.97%
     Internet Technologies Trust                       218,501           3.79           828,119             --         -46.09%
     Investment Quality Bond Trust                   1,740,743          17.04        29,654,435           5.47%          7.33%
     Large Cap Growth Trust                          1,103,220          13.69        15,099,204             --         -17.81%
     Lifestyle Aggressive 1000 Trust                   376,673          14.10         5,311,159           0.37%        -13.67%
     Lifestyle Balanced 640 Trust                      855,914          16.36        14,004,976           2.55%         -4.71%
     Lifestyle Conservative 280 Trust                   25,748          17.50           450,589           3.89%          3.30%
     Lifestyle Growth 820 Trust                      1,669,794          15.55        25,961,272           1.40%         -8.97%
     Lifestyle Moderate 460 Trust                      142,884          16.92         2,416,964           3.30%         -1.09%
     Mid Cap Growth Trust+                              52,743          10.47           552,215             --         -16.24%
     Mid Cap Index Trust                               189,985          13.16         2,500,541           0.85%         -1.73%
     Mid Cap Opportunities Trust+                       55,599          10.59           588,792             --         -15.28%
     Mid Cap Stock Trust                               330,092          10.77         3,555,087             --         -10.99%
     Mid Cap Value Trust+                              130,318          13.09         1,705,795           0.74%          4.72%
     Money Market Trust                              3,996,981          21.01        83,955,822           3.59%          3.59%
     Overseas Trust                                    519,934          12.16         6,321,622           0.27%        -21.10%
     Pacific Rim Emerging Markets Trust              1,041,091           7.30         7,600,304           0.41%        -18.58%
     Quantitative Equity Trust                       1,203,842          43.49        52,356,792           0.30%        -22.95%
     Quantitative Mid Cap Trust+                        22,937          10.20           233,954             --         -18.40%
     Real Estate Securities Trust                      603,342          39.28        23,701,906           3.75%          3.15%
     Science and Technology Trust                    1,388,634          15.58        21,631,041             --         -41.25%
     Select Growth Trust++                               2,599          11.88            30,872             --          -4.96%
     Small Cap Index Trust                             202,574          11.88         2,406,173           1.85%          1.41%
     Small Company Blend Trust                         316,717          12.60         3,990,916             --          -2.30%
     Small Company Value Trust                         565,676          10.40         5,880,631           0.17%          6.54%
     Small Mid Cap Trust++                               1,906          11.95            22,773           0.01%         -4.40%
     Small Mid Cap Growth Trust++                          612          11.13             6,810             --         -10.96%
     Strategic Bond Trust                              366,019          16.09         5,890,786           7.96%          6.25%
     Strategic Growth Trust+                            58,133          11.02           640,623             --         -11.84%
     Strategic Opportunities Trust                   2,079,350          15.03        31,259,873           0.50%        -15.25%

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



5. FINANCIAL HIGHLIGHTS (CONT'D)

                                              ----------------------------------------------------------------------------
                                                                                                   INVESTMENT
                                                                  UNIT             NET               INCOME          TOTAL
                                                UNITS             VALUE           ASSETS             RATIO*         RETURN**
                                              ----------------------------------------------------------------------------
SUB-ACCOUNTS:
    Tactical Allocation Trust                    43,247           10.48            453,266            0.11%         -13.39%
    Telecommunications Trust+                     8,021            7.93             63,603              --          -36.56%
    Total Return Trust                          486,338           14.86          7,224,802            3.59%           8.28%
    Total Stock Market Index Trust              227,808            9.96          2,269,349            0.92%         -11.41%
    U.S. Government Securities Trust            602,920           14.14          8,523,508            4.75%           7.03%
    U.S. Large Cap Value Trust                  881,525           12.86         11,337,798            0.38%          -2.55%
    Utilities Trust+                              9,963            9.35             93,121            1.05%         -25.22%
    Value Trust                                 812,349           17.79         14,453,761            0.53%           3.42%
    500 Index Trust                           1,363,591            9.91         13,506,774            0.84%         -12.37%

     * These ratios represent the dividends, excluding distributions of capital gains, distributed by the Trust portfolio, net of management fees and expenses assessed by the fund manager, divided by the average net assets of respective Trust portfolio, which approximates the ratio of dividends, excluding distribution of capital gains, received by the sub-account of the Account, net of management fees and expenses assessed by the fund manager, divided by the average unit value. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Trust portfolio in which the sub-accounts invest.
     ** These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction to unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
     + Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
     ++ Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

6. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly owned subsidiary of Manulife Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement with the Company. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws sell the Contracts. Registered representatives are compensated on a commission basis.

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



6. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.) ("Manulife U.S.A."), which can be terminated by either party upon two months notice. Under this Agreement, the Company pays for legal, actuarial, investment and certain other administrative services.

7. SUBSEQUENT EVENT

Effective January 1, 2002, the Company transferred all of its variable business to Manulife U.S.A. via an assumption reinsurance agreement. As a result, products originally sold and administered under the name of the Company will be offered and administered under the name of Manulife U.S.A. As such and effective January 1, 2002, the Account will be known as The Manufacturers Life Insurance Company U.S.A. Separate Account A.

Also, effective January 1, 2002, ManEquity, Inc. was merged into Manulife Financial Securities LLC. Manulife Financial Securities LLC, a subsidiary of Manulife U.S.A., will carry on the business of ManEquity, Inc.

                             THE MANUFACTURERS LIFE

                                INSURANCE COMPANY

                                     (U.S.A.)

                              AUDITED CONSOLIDATED

                              FINANCIAL STATEMENTS

                                   YEARS ENDED

                        DECEMBER 31, 2001, 2000 AND 1999

                           [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS...............................................1


AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS.............................................2

     CONSOLIDATED STATEMENTS OF INCOME.......................................3

     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS...............4

     CONSOLIDATED STATEMENTS OF CASH FLOWS...................................5

     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS..............................6

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2001, the Company changed its accounting for certain investments.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
March 22, 2002

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

As at December 31 ($ millions)
ASSETS                                                                                 2001                      2000
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2001  $9,656  ; 2000 $9,580)               $   10,108                $   9,797
       Equity (cost: 2001 $889 ; 2000 $707)                                              845                      852
Mortgage loans                                                                         1,675                    1,539
Real estate                                                                              969                       986
Policy loans                                                                           2,226                    1,998
Short-term investments                                                                   539                      715
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $   16,362                $  15,887
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                         $      109                $      98
Deferred acquisition costs                                                             2,302                    2,066
Deferred income taxes                                                                     79                      125
Due from affiliates                                                                      508                      511
Amounts recoverable from reinsurers                                                      767                      572
Other assets                                                                             641                      757
Separate account assets                                                               30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $   50,985                $  49,697
======================================================================================================================
 LIABILITIES, CAPITAL AND SURPLUS
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                             $   17,415                $  16,240
Note payable                                                                             200                      200
Due to affiliate                                                                         250                      250
Other liabilities                                                                        601                      778
Separate account liabilities                                                          30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $   48,683                $  47,149
======================================================================================================================
CAPITAL AND SURPLUS:
Capital stock                                                                     $        5                $       5
Retained earnings                                                                      2,176                    2,260
Accumulated other comprehensive income                                                   121                      283
----------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                                         $    2,302                $   2,548
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                            $   50,985                $  49,697
======================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                                       2001             2000           1999
------------------------------------------------------------------------------------------------------------------------
REVENUE:

     Premiums                                                                   $  794          $    814       $    881
     Fee income                                                                    903               958            746
     Net investment income                                                       1,115             1,135          1,121
     Realized investment gains                                                      35               137             27
     Other                                                                          12                --              5
------------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                   $2,859          $  3,044       $  2,780
------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:

     Policyholder benefits and claims                                           $1,567          $  1,535       $  1,429
     Operating expenses and commissions                                            600               617            494
     Amortization of deferred acquisition costs                                    277               180             40
     Interest expense                                                               30                19              8
     Policyholder dividends                                                        348               339            323
     Minority interest expense                                                      --                16             16
------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                     $2,822          $  2,706       $  2,310
------------------------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                                          37               338            470
------------------------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                                        (4)               90            177
------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                      $   41          $    248       $    293
========================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                    ACCUMULATED
                                                                                       OTHER           TOTAL
  FOR THE YEARS ENDED DECEMBER 31                     CAPITAL    RETAINED           COMPREHENSIVE    CAPITAL AND
  ($ millions)                                         STOCK     EARNINGS           INCOME (LOSS)      SURPLUS
-----------------------------------------------------------------------------------------------------------------
  BALANCE AT JANUARY 1, 1999                           $  5          $1,697             $ 149         $ 1,851
  Comprehensive income                                   --             293               (21)            272
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                           $  5          $1,990             $ 128         $ 2,123
-----------------------------------------------------------------------------------------------------------------
  Comprehensive income                                   --             248               155             403
  Contributed surplus                                    --              22                --              22
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2000                           $  5          $2,260             $ 283         $ 2,548
  Comprehensive income                                   --              41              (162)           (121)
  Dividend to shareholder                                --            (125)               --            (125)
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2001                           $  5          $2,176             $ 121         $ 2,302
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                            2001                 2000           1999
-----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:

Net Income                                                           $     41           $     248       $    293
Adjustments to reconcile net income to net cash provided by
operating activities:
     Additions to policyholder liabilities and accruals                   442                 330            404
     Deferred acquisition costs                                          (538)               (590)          (463)
     Amortization of deferred acquisition costs                           277                 180             40
     Amounts recoverable from reinsurers                                  (91)                 23            334
     Realized investment gains                                            (35)               (137)           (27)
     Decreases to deferred income taxes                                    60                  34            194
     Amounts due from affiliates                                            3                 259             22
     Other assets and liabilities, net                                    (38)               (244)           258
     Other, net                                                             3                 (62)            58
-----------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                            $    124           $      41       $  1,113
-----------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                    $  9,976           $   6,584       $  4,302
Fixed-maturity securities purchased                                   (10,031)             (6,792)        (4,763)
Equity securities sold                                                    412               1,185            303
Equity securities purchased                                              (587)             (1,012)          (349)
Mortgage loans advanced                                                  (334)               (187)          (148)
Mortgage loans repaid                                                     200                 274            314
Real estate sold                                                           42                 101             54
Real estate purchased                                                     (29)                (58)          (219)
Policy loans advanced, net                                               (228)               (155)          (133)
Short-term investments                                                    176                (431)          (251)
Separate account seed money                                                --                  --             32
Other investments, net                                                    (26)                196           (355)
-----------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                $   (429)          $    (295)      $ (1,213)
-----------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder account balances      $  1,934           $   1,336       $  1,263
Withdrawals from policyholder account balances                         (1,532)             (1,579)          (987)
Amounts due to affiliates                                                 150                 250             --
Principal repayment of amounts due to affiliates                         (150)                 --             --
Net reinsurance recoverable (payable)                                      39                  87           (158)
Dividend to shareholder                                                  (125)                 --             --
Borrowed funds                                                             --                 107             50
-----------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                            $    316           $     201       $    168
-----------------------------------------------------------------------------------------------------------------
CASH:
Increase (decrease) during the year                                        11                 (53)            68
Balance, beginning of year                                                 98                 151             83
-----------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                 $    109           $      98       $    151
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirectly wholly-owned subsidiary of Manulife Financial Corporation, a Canadian-based publicly traded company. Manulife Financial Corporation ("MFC") and its subsidiaries are collectively known as "Manulife Financial". ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of insurance and wealth management related products. These products are offered both on an individual and group basis and are marketed primarily in the United States.

         In December of 2000 through an issuance of shares, the Company acquired the remaining 21.6% minority interest in Manulife-Wood Logan Holding Co. Inc ("MWLH"), a subsidiary of the Company, from MRL Holding, LLC ("MRL-LLC"), an affiliated company. As this was a related party transaction, the purchase was accounted for at MRL-LLC's carrying value and no goodwill was generated.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying consolidated financial statements of ManUSA have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include accounts and operations, after intercompany eliminations, of ManUSA and its subsidiaries.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     b)  RECENT ACCOUNTING STANDARDS

         In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets". SFAS No. 141 requires the purchase method of accounting to be used for all future business combinations. SFAS No. 142 eliminates the practice of amortizing goodwill through periodic charges to earnings and establishes a new methodology for recognizing and measuring goodwill and other intangible assets. Under this new accounting standard, the Company will cease goodwill amortization effective January 1, 2002. The Company is currently considering the other provisions of the new standard. The impact of adopting these two standards on the Company's financial statements is not expected to be material.

         EITF Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets", applies to all securities, purchased or retained, which represent beneficial interests in securitized assets, unless they meet certain exception criteria. Such securities include many collateralized mortgage, bond, debt and loan obligations, mortgage-backed securities, and asset-backed securities. EITF 99-20 significantly changes the method of assessing "other than temporary impairments" and for recognizing interest income. A decline in fair value below the "amortized cost" basis is considered to be an other than temporary impairment whenever there is an adverse change in the amount or timing of cash flows to be received, regardless of the resulting yield, unless the decrease is solely a result of changes in market interest rates. Interest income is based on prospective estimates of future cash flows. EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. We reviewed all applicable securities held by the Company since April 1, 2001 and deemed the impact of this new accounting clarification as immaterial.

     c)  INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the income statement.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. Certain changes in assumptions regarding the variable annuity product line were made which refined the amortization pattern. DAC associated with all other insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and if not recoverable, is immediately expensed.

     f)  POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net unrealized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.0%. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 69.1%.

         For participating policies inforce as of September 23, 1999, the demutualization of The Manufacturers Life Insurance Company ("MLT"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as separate "closed block" of business. As at December 31, 2001, $7,441 (2000 - $7,048) of both assets and actuarial liabilities related to the participating policyholders' account are included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2001.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     h)  REVENUE RECOGNITION

         Premiums on long-duration life insurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consist of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on ex-dividend dates.

     i)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

     j)  REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsures and pertaining to policyholder liabilities is presented as a separate asset on the balance sheet. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

     k)  INCOME TAX

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its direct parent, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), its indirect parent, The Manufacturers Investment Corporation ("MIC"), and its subsidiary, The Manufacturers Life Insurance Company of America ("MLA"), in filing a U.S. consolidated income tax return as a life insurance group under the provisions of the Internal Revenue Service. A separate life insurance group for certain of ManUSA's subsidiaries is also in place. In accordance with the income tax-sharing agreements, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies within the two groups filed separate income tax returns. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

     l)  FOREIGN EXCHANGE

         The balance sheet and statement of income of the Company's foreign operations as well as non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date and average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

     m)  DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Both sets of changes are recorded through income. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is recorded in other comprehensive income and reclassified into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net losses of $4 after tax, included in other comprehensive income as at December 31, 2001, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

     n)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2001, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                    GROSS            GROSS
                                            AMORTIZED COST        UNREALIZED        UNREALIZED        FAIR VALUE
          AS AT DECEMBER 31                                         GAINS            LOSSES
          ($ millions)                        2001      2000     2001    2000     2001     2000     2001      2000
          ----------------------------------------------------------------------------------------------------------
          FIXED-MATURITY SECURITIES:

          U.S. government                   $1,963    $1,240      $65    $103    $ (9)    $ --   $ 2,019    $1,343
          Foreign governments                1,290     1,730      169     204      (2)      --     1,457     1,934
          Corporate                          5,728     5,561      297     111     (98)    (215)    5,927     5,457
          Asset - backed                       675     1,049       32      21      (2)      (7)      705     1,063
          ----------------------------------------------------------------------------------------------------------
          TOTAL FIXED-MATURITY
          SECURITIES                         9,656     9,580      563     439    (111)    (222)   10,108     9,797
          ----------------------------------------------------------------------------------------------------------
          EQUITY SECURITIES                  $ 889     $ 707     $ 93    $210  $ (137)    $(65)    $ 845     $ 852
          ----------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2001 were $10,063 (2000 - $6,584 and 1999 - $4,302). Gross gains and losses of
         $225 and $98 respectively, were realized on those sales (2000 - $71 and $242 respectively, 1999 - $49 and $167 respectively).

     Proceeds from the sale of equity securities during 2001 were $412 (2000 - $1,185 and 1999 - $303). Gross gains and losses of $20 and $31 respectively, were realized on those sales (2000 - $319 and $60 respectively, 1999 - $84 and $39 respectively).

     The contractual maturities of fixed-maturity securities at December 31, 2001 are shown below.

AS AT DECEMBER 31, 2001
($ millions)                                                         AMORTIZED COST      FAIR VALUE
----------------------------------------------------------------------------------------------------
Fixed-maturity securities, excluding mortgage-backed securities:
     One year or less                                                 $        230      $        242
     Greater than 1; up to 5 years                                           1,310             1,342
     Greater than 5; up to 10 years                                          2,930             3,022
     Due after 10 years                                                      4,511             4,797
Asset - backed securities                                                      675               705
----------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES                                       $      9,656      $     10,108
----------------------------------------------------------------------------------------------------

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b)   MORTGAGE LOANS

     Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowance for mortgage loan losses were as follows:


AS AT DECEMBER 31
($ millions)                                     2001            2000
-----------------------------------------------------------------------
IMPAIRED LOANS                                   $  79           $  80
-----------------------------------------------------------------------
Allowance, January 1                             $  51           $  57

Deductions                                          (1)             (6)
-----------------------------------------------------------------------
ALLOWANCE, DECEMBER 31                           $  50           $  51
-----------------------------------------------------------------------

c)   INVESTMENT INCOME

     Income by type of investment was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001          2000          1999
-----------------------------------------------------------------------
Fixed-maturity securities           $   698       $   727       $   726

Equity securities                        42            60            18

Mortgage loans                          128           126           149

Investment real estate                   81            95            71

Other investments                       200           184           195
-----------------------------------------------------------------------
Gross investment income               1,149         1,192         1,159

Investment expenses                     (34)          (57)          (38)
-----------------------------------------------------------------------
NET INVESTMENT INCOME               $ 1,115       $ 1,135       $ 1,121
-----------------------------------------------------------------------

    d)   SIGNIFICANT EQUITY INTERESTS


         ManUSA holds a 27.7% (2000 - 22.4%) indirect interest in Flex Leasing I, LLC and a 19.6% direct interest in Flex Leasing II, LLC. These investments are accounted for using the equity method whereby ManUSA would recognize its proportionate share of the respective investee's net income or loss. As at December 31, 2001, the sum of total assets for both these investees was $396 (2000 - $392), with total liabilities amounting to $295 (2000 - $288). For the year ended December 31, 2001, total net loss for both these investees amounted to $4 (2000 - net income of $1).


4.       COMPREHENSIVE INCOME

    a)   Total comprehensive income was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                 2001        2000        1999
-----------------------------------------------------------------------------------------
NET INCOME                                                  $  41       $ 248       $ 293
-----------------------------------------------------------------------------------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAX:
  Unrealized holding (losses) gains arising during the
  year                                                       (146)         69          (4)
    Foreign currency translation                              (13)         (3)          1
    Less:
   Reclassification adjustment for realized gains and
   losses included in net income                                3         (89)         18
-----------------------------------------------------------------------------------------
Other comprehensive (loss) income                            (162)        155         (21)
-----------------------------------------------------------------------------------------
COMPREHENSIVE (LOSS) INCOME                                 $(121)      $ 403       $ 272
=========================================================================================

         Other comprehensive (loss) income is reported net of tax (benefit) expense of ($81), $87, and $30 for 2001, 2000 and 1999, respectively.

         Accumulated other comprehensive income is comprised of the following:

AS AT DECEMBER 31
($ millions)                                 2001        2000
-------------------------------------------------------------
UNREALIZED GAINS :
     Beginning balance                      $ 290       $ 132
     Current period change                   (149)        158
-------------------------------------------------------------
     Ending balance                         $ 141       $ 290
-------------------------------------------------------------
FOREIGN CURRENCY:
     Beginning balance                      $  (7)      $  (4)
     Current period change                    (13)         (3)
-------------------------------------------------------------
     Ending balance                         $ (20)      $  (7)
-------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME      $ 121       $ 283
=============================================================

    b)   UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains (losses) on fixed-maturity and equity securities included in other comprehensive income were as follows:


AS AT DECEMBER 31
($ millions)                                                 2001        2000
------------------------------------------------------------------------------
Gross unrealized gains                                      $ 656       $ 648

Gross unrealized losses                                      (248)       (286)

DAC and other amounts required to satisfy policyholder
      liabilities                                            (191)         39

Deferred income taxes                                         (76)       (111)
------------------------------------------------------------------------------
NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE       $ 141       $ 290
==============================================================================

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                         2001          2000
-----------------------------------------------------------------------
Balance, January 1                                $ 2,066       $ 1,631
Capitalization                                        538           590
Amortization                                         (277)         (180)
Effect of net unrealized gains on securities
       available-for-sale                             (25)           25
=======================================================================
BALANCE, DECEMBER 31                              $ 2,302       $ 2,066
=======================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000       1999
-----------------------------------------------------------------
Current (benefit) expense            $ (64)      $  56      $ (17)

Deferred expense                        60          34        194
-----------------------------------------------------------------
TOTAL (BENEFIT) EXPENSE              $  (4)      $  90      $ 177
=================================================================

         Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         The Company's deferred income tax asset (liability), which results from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                2001      2000      1999
------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves               $682      $630      $635

     Investments                                               1        --        --

     Policyholder dividends payable                           13        11         9

     Net capital loss                                         --         6        --

     Net operating loss                                       87        41        --

     Other deferred tax assets                                37        19        --
------------------------------------------------------------------------------------
Deferred tax assets                                         $820      $707      $644
------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                             $412      $340      $244

     Unrealized gains on securities available-for-sale       163       140       189

     Premiums receivable                                      16        13        14

     Investments                                             112        47        14

     Other deferred tax liabilities                           38        42        32
------------------------------------------------------------------------------------
Deferred tax liabilities                                    $741      $582      $493
------------------------------------------------------------------------------------
NET DEFERRED TAX ASSETS                                     $ 79      $125      $151
====================================================================================

         The Company files a consolidated federal income tax return for all its subsidiaries except for The Manufacturers Life Insurance Company of North America ("MNA") and The Manufacturers Life Insurance Company of New York ("MNY"). MNA and MNY file a separate consolidated federal income tax return. ManUSA and its subsidiaries file separate state income tax returns. The method of allocation among the companies is subject to a written tax sharing agreement under which the tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries or affiliates. Such settlements occur on a periodic basis.

         At December 31, 2001, the Company has operating loss carry forwards of $249 that will begin to expire in 2011.

7.       NOTE PAYABLE

         On December 29, 1997, the Company issued a surplus debenture for $200 plus interest at 7.93% per annum to MIC. The surplus debenture matures on February 1, 2022. Except in the event of insolvency or wind-up of the Company, the instrument may not be redeemed by the Company during the period of five years from date of issue without the approval of the Office of the Superintendent of Financial Institutions of Canada. Interest accrued and expensed was $16 for each of 2001, 2000, and 1999. Interest paid was $16, $9, and $16 for 2001, 2000, and 1999, respectively.
8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:


AS AT DECEMBER 31
($ millions)                                           2001      2000
---------------------------------------------------------------------
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00        --        --
     50,000,000 Common shares, Par value $1.00
---------------------------------------------------------------------
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares (2000 - 4,711,772 )          5         5
=====================================================================

         Pursuant to an agreement dated December 31, 2000, ManUSA purchased from MRL-LLC all of MRL-LLC's 21.6% interest in MWLH. In exchange, ManUSA transferred 167,268 of its common shares to MRL-LLC and forgave a promissory note owed by MRL-LLC amounting to $52 plus accrued interest. The result was a $22 addition to the Company's contributed surplus. As well, the agreement permitted the use of estimates in determining the value of shares exchanged until a final valuation of the respective companies was performed. This valuation was completed in 2001 resulting in an additional 17,162 shares transferred from ManUSA to MRL-LLC. There was no addition to the Company's contributed surplus.

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                       2001          2000          1999
---------------------------------------------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income                                                   $    55       $   200       $   132
   Net capital and surplus                                        1,280         1,384         1,560
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                     $  (117)      $   (59)      $    (3)
   Net capital and surplus                                          212           152           171
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net (loss) income                                            $   (20)      $   (19)      $     6
   Net capital and surplus                                          100           120           137
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net (loss) income                                            $   (26)      $    (3)      $     1
   Net capital and surplus                                           34            61            64
===================================================================================================

         In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company's life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of these subsidiaries adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the respective life insurance subsidiaries. In total, statutory-basis surplus of the life insurance entities within the Company increased by $175.

         As a result of demutualization of MLI, an indirect parent, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       EMPLOYEE BENEFITS

    a)   EMPLOYEE RETIREMENT PLAN

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" ("the Plan"). Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized into income of the Company over the estimated average remaining service lives of the participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" ("the Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. The Internal Revenue Code does not restrict compensation nor does it limit benefits. Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits vary by service, and interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula but for the limitation in Internal Revenue Code.

         At December 31, 2001, the projected benefit obligation to the participants of both the Plan and the Supplemental Plan was $78, which was based on an assumed interest rate of 7.25%. The fair value of the Plan assets totaled $72.

      b) 401(k) PLAN

         The Company sponsors a defined contribution 401(k) Savings Plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company contributed $1 for each of 2001, 2000, and 1999, respectively.

    c)   DEFERRED COMPENSATION PLAN

         The Company has deferred compensation incentive plans open to all branch managers and qualified agents. There are no stock option plans involving stock of ManUSA.

    d)   POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a postretirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2001, the benefit obligation of the postretirement benefit plan was $21, which was based on an assumed interest rate of 7.25%. This plan is unfunded.

    e) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLAN AND THE POSTRETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plan and the Postretirement Benefit Plan as estimated by a consulting actuary for the December 31 year-end is as follows:

                                                                          EMPLOYEE            POSTRETIREMENT
                                                                         RETIREMENT              BENEFIT
AS OF DECEMBER 31                                                           PLAN                   PLAN
                                                                       -------------------------------------
(in millions)                                                          2001       2000       2001       2000
------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year                                $(74)      $(68)      $(18)      $(17)
Service cost                                                             (3)        (2)        (1)        (1)
Interest cost                                                            (5)        (5)        (1)        (1)
Amendments                                                               --         (1)        --         --
Actuarial gain (loss)                                                    (1)        (3)        (1)        --
Benefits paid                                                             5          5          1          1
------------------------------------------------------------------------------------------------------------
Benefits obligation at end of year                                     $(78)      $(74)      $(20)      $(18)
------------------------------------------------------------------------------------------------------------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year                         $ 81       $ 87       $ --       $ --
Actual return on plan assets                                             (6)        (2)        --         --
Employer contribution                                                     2          1          1          1
Benefits paid                                                            (5)        (5)        (1)        (1)
------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                               $ 72       $ 81       $ --       $ --
------------------------------------------------------------------------------------------------------------

Funded status                                                          $ (6)      $  7       $(21)      $(18)
Unrecognized transition asset                                            (6)        (9)        --         --
Unrecognized actuarial loss (gain)                                       30         16        (12)       (15)
Unrecognized prior service cost (recovery)                                3          3         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 17       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

Amounts recognized in statement of financial position consist of:
   Prepaid benefit cost                                                $ 38       $ 34       $ --       $ --
   Accrued benefit liability                                            (22)       (21)       (33)       (33)
   Intangible asset                                                       1          1         --         --
   Accumulated other comprehensive income                                 4          4         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 18       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

                                            EMPLOYEE                 POSTRETIREMENT
                                           RETIREMENT                    BENEFIT
                                              PLAN                        PLAN
                                       ----------------------------------------------
AS OF DECEMBER 31                      2001          2000          2001          2000
-------------------------------------------------------------------------------------
WEIGHTED AVERAGE ASSUMPTIONS
Discount rate                          7.25%         7.25%         7.25%         7.25%
Expected return on plan assets         9.00%         8.50%          n/a           n/a
Rate of compensation increase          5.00%         5.00%         5.00%         5.00%

         On December 31, 2001, the accrued postretirement benefit cost was $21. The postretirement benefit obligation for eligible active employees was $3. The amount of the postretirement benefit obligation for ineligible active employees was $6. For measurement purposes as of December 31, 2001, a 7.5% and 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002 for pre-65 and post-65 coverages, respectively. These rates were assumed to decrease gradually to 5.0% in 2007 and 2011, respectively, and remain at that level thereafter.

                                                     EMPLOYEE         POSTRETIREMENT
                                                    RETIREMENT           BENEFIT
                                                       PLAN               PLAN
AS OF DECEMBER 31                                 ----------------------------------
(in millions)                                     2001      2000      2001      2000
------------------------------------------------------------------------------------
COMPONENTS OF NET PERIODIC (BENEFIT) COST FOR
   PLAN SPONSOR
Service cost                                       $ 3       $ 2       $ 1       $ 1
Interest cost                                        5         5         1         1
Expected return on plan assets                      (7)       (7)       --        --
Amortization of net transition obligation           (2)       (2)       --        --
Recognized actuarial loss (gain)                    --        --        (1)       (1)
------------------------------------------------------------------------------------
NET PERIODIC (BENEFIT) COST                        $(1)      $(2)      $ 1       $ 1
====================================================================================

         The projected benefit obligation in excess of plan assets, the accumulated benefit obligation in excess of plan assets, and the fair value of plan assets for the Supplemental Plan were $23, $22, and $0 respectively as of December 31, 2001 and $22, $21, and $0 respectively as of December 31, 2000.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2001 values:


                                                   1-PERCENTAGE-POINT    1-PERCENTAGE-POINT
(in millions)                                           INCREASE              DECREASE
-------------------------------------------------------------------------------------------
Effect on total of service and interest cost
components                                               $   --                $   --
Effect on postretirement benefit obligation              $    3                $   (2)
-------------------------------------------------------------------------------------------

10.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of off-balance sheet derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk and to alter exposures arising from mismatches between assets and liabilities. Since the interest payments are in different currencies, there are no netting arrangements between counter-parties. These instruments are regarded as fair value hedges.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obligates the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in a loss and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments with off-balance sheet risks are as follows:


                                     NOTIONAL OR CONTRACT
                                            AMOUNTS              CARRYING VALUE             FAIR VALUE
AS AT DECEMBER 31                           -------              --------------             ----------
($ millions)                           2001        2000        2001         2000         2001         2000
-----------------------------------------------------------------------------------------------------------
Interest rate & currency swaps &
floors                                $1,098      $1,008      $    2       $    5       $    2       $    5

Interest rate option written              22          22          (1)          --           (1)          --

Equity Contracts                          37          68          --           (1)          --           (1)

Currency forwards                        851       1,125         (10)           5          (10)           5
-----------------------------------------------------------------------------------------------------------
TOTAL DERIVATIVES                     $2,008      $2,223      $   (9)      $    9       $   (9)      $    9
===========================================================================================================

         Fair value of off-balance sheet derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2001 were as follows:



($ millions)                                  CARRYING VALUE    FAIR VALUE
--------------------------------------------------------------------------
ASSETS:
   Fixed-maturity and equity securities          $10,953          $10,953
   Mortgage loans                                  1,675            1,783
   Policy loans                                    2,226            2,226
   Separate account assets                        30,217           30,217

LIABILITIES:
   Insurance investment contracts                $ 1,699          $ 1,698
   Derivative financial instruments                    9                9
   Separate account liabilities                   30,217           30,217
--------------------------------------------------------------------------


         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS:  Carrying values approximate fair values.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, was estimated using cash flows discounted at market rates.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

12.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $216 in 2001. Prior to 2001, the agreements were with MLI. Costs incurred under these agreements were $243 and $194 for 2000 and 1999, respectively.

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On September 23, 1997, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited ("MRL"), an affiliated life insurance company domiciled in Bermuda, to reinsure a closed block of participating life insurance business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the agreement. Included in amounts due from affiliates is $506 (2000 - $568) representing the receivable from MRL for the transferred assets.

         The Company loaned $20 to MRL pursuant to a promissory note dated September 29, 2000. The loan is due on September 29, 2005 with interest calculated at 7.30% per annum, payable quarterly starting December 15, 2000.

         Pursuant to a promissory note dated June 12, 2000, the Company loaned $7 to MRL. Principal and accrued interest are payable on June 12, 2003. Interest on the loan calculated at 7.65% is payable semi-annually starting August 1, 2000.

         Pursuant to a grid promissory note and a credit agreement dated December 19, 2000, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHH"). The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The loan has been renewed until December 19, 2002. On August 7, 2001, the Company repaid $100 ($150 Canadian) of this loan.

         Pursuant to a grid promissory note and a credit agreement dated August 7, 2001, MNA received a loan of $100 ($150 Canadian) from MHH. The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 32.5 basis points and is payable quarterly starting December 28, 2001.

         Pursuant to a grid promissory note dated May 11, 2001, the Company loaned $20 to MRL. Principal and accrued interest are payable on May 11, 2006. Interest on the load is calculated at an annual rate of interest equal to LIBOR plus 60 basis points annually starting June 15, 2001.

13.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums with unrelated insurance companies were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000        1999
------------------------------------------------------------------
Direct premiums                      $ 969       $ 963       $ 976

Reinsurance assumed                     14          14          12

Reinsurance ceded                     (189)       (163)       (107)
------------------------------------------------------------------
TOTAL PREMIUMS                       $ 794       $ 814       $ 881
------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts were $204, $187, and $33 during 2001, 2000 and 1999, respectively.

14.      CONTINGENCIES & COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During the year, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease provide for adjustments in future periods with the minimum aggregate rental commitments for the next five years as follows: $0 for 2002 and 2003, and $2 for 2004 and thereafter. There was no other material operating leases in existence as at the end of 2001.

15.      SUBSEQUENT EVENT

         Effective on January 1, 2002, all of the operations of MRC and all of the operations of MNA were merged with and into the operations of ManUSA. On the same day, all of the inforce operations of MLA were transferred to the Company by way of an assumption reinsurance agreement and dividend declarations. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Under the new organizational structure, surplus of the Company would increase by approximately $369.

         Also on January 1, 2002, the operations of Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into the Company.